UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Select Wireless Portfolio

May 31, 2014

1.802194.110

WIR-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 16.1%
Communications Equipment - 16.1%
Alcatel-Lucent SA sponsored ADR	681,600	$ 2,733,216
Aruba Networks, Inc. (a)	39,884	738,452
Harris Corp.	22,100	1,707,225
Motorola Solutions, Inc.	29,268	1,973,249
QUALCOMM, Inc.	352,350	28,346,558
Ruckus Wireless, Inc. (a)	29,000	313,200
Sierra Wireless, Inc. (a)(d)	46,500	871,848
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	698,900	8,701,305
ViaSat, Inc. (a)	23,700	1,285,251
		46,670,304
DIVERSIFIED TELECOMMUNICATION SERVICES - 32.6%
Alternative Carriers - 1.3%
inContact, Inc. (a)	176,000	1,490,720
Intelsat SA (a)	84,000	1,628,760
Towerstream Corp. (a)	334,423	648,781
		3,768,261
Integrated Telecommunication Services - 31.3%
AT&T, Inc.	79,600	2,823,412
BCE, Inc.	133,000	6,113,363
BT Group PLC sponsored ADR (d)	167,500	11,185,650
Chunghwa Telecom Co. Ltd. sponsored ADR (d)	95,200	3,032,120
Koninklijke KPN NV (a)	425	1,574
Orange SA (d)	464,200	7,765,205
Telecom Italia SpA (a)	2,556,000	3,177,126
Telefonica SA sponsored ADR (d)	1,311	21,933
TELUS Corp.	165,000	6,231,440
Verizon Communications, Inc.	1,005,197	50,219,640
		90,571,463
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		94,339,724
ELECTRONIC EQUIPMENT & COMPONENTS - 0.3%
Electronic Manufacturing Services - 0.3%
Neonode, Inc. (a)(d)	286,600	1,011,698
INTERNET SOFTWARE & SERVICES - 7.0%
Internet Software & Services - 7.0%
Five9, Inc. (d)	208,900	1,564,661
Global Eagle Entertainment, Inc. (a)	49,900	555,387
Gogo, Inc. (d)	62,700	1,134,243
Google, Inc. Class C (a)	18,800	10,546,424
Web.com Group, Inc. (a)	133,900	4,611,516
Xoom Corp. (a)	76,800	1,704,960
		20,117,191

	Shares	Value
IT SERVICES - 4.0%
IT Consulting & Other Services - 4.0%
Amdocs Ltd.	119,500	$ 5,750,340
Cognizant Technology Solutions Corp. Class A (a)	117,600	5,716,536
		11,466,876
REAL ESTATE INVESTMENT TRUSTS - 10.6%
Specialized REITs - 10.6%
American Tower Corp.	233,192	20,900,999
Crown Castle International Corp.	126,600	9,714,018
		30,615,017
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
Semiconductors - 2.8%
RF Micro Devices, Inc. (a)	299,800	2,821,118
Samsung Electronics Co. Ltd.	3,659	5,172,860
		7,993,978
SOFTWARE - 4.2%
Application Software - 4.2%
Gameloft Se (a)	296,962	2,776,954
Interactive Intelligence Group, Inc. (a)	35,000	1,774,150
Synchronoss Technologies, Inc. (a)	132,700	4,213,225
Tangoe, Inc. (a)(d)	224,200	3,354,032
		12,118,361
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.8%
Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	1,200	759,600
Nokia Corp. sponsored ADR	562,300	4,571,499
		5,331,099
WIRELESS TELECOMMUNICATION SERVICES - 19.4%
Wireless Telecommunication Services - 19.4%
America Movil S.A.B. de CV Series L sponsored ADR	25,800	498,714
China Mobile Ltd. sponsored ADR (d)	39,100	1,918,246
Drillisch AG (d)	47,400	1,747,467
Leap Wireless International, Inc. rights	16,600	41,832
NTELOS Holdings Corp. (d)	28,100	352,093
NTT DOCOMO, Inc. sponsored ADR (d)	45,800	764,860
RingCentral, Inc. (d)	64,900	789,833
Rogers Communications, Inc. Class B (non-vtg.) (d)	105,700	4,271,672
SBA Communications Corp. Class A (a)	94,100	9,551,150
Shenandoah Telecommunications Co.	1,300	35,893
Sprint Corp. (a)	3,333	31,830
T-Mobile U.S., Inc. (a)	155,875	5,351,189
Telephone & Data Systems, Inc.	167,714	4,647,355
U.S. Cellular Corp.	22,100	949,195
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
USA Mobility, Inc.	20,000	$ 308,400
Vodafone Group PLC sponsored ADR	711,781	24,919,453
		56,179,182
TOTAL COMMON STOCKS (Cost $236,167,739)		285,843,430
Nonconvertible Preferred Stocks - 0.0%

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%
Integrated Telecommunication Services - 0.0%
Oi SA (PN) (Cost $300,607)	158,800	137,514
Money Market Funds - 10.9%

Fidelity Cash Central Fund, 0.10% (b)	3,249,765	3,249,765
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	28,209,670	28,209,670
TOTAL MONEY MARKET FUNDS (Cost $31,459,435)		31,459,435
TOTAL INVESTMENT PORTFOLIO - 109.7% (Cost $267,927,781)	317,440,379
NET OTHER ASSETS (LIABILITIES) - (9.7)%	(28,018,093)
NET ASSETS - 100%	$ 289,422,286
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 466
Fidelity Securities Lending Cash Central Fund	79,949
Total	$ 80,415
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 285,843,430	$ 274,857,693	$ 10,943,905	$ 41,832
Nonconvertible Preferred Stocks	137,514	137,514	-	-
Money Market Funds	31,459,435	31,459,435	-	-
Total Investments in Securities:	$ 317,440,379	$ 306,454,642	$ 10,943,905	$ 41,832
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $269,092,455. Net unrealized appreciation aggregated $48,347,924, of which $57,544,835 related to appreciated investment securities and $9,196,911 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Retailing Portfolio

May 31, 2014

1.802188.110

RET-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
FOOD & STAPLES RETAILING - 2.1%
Hypermarkets & Super Centers - 2.1%
Costco Wholesale Corp.	151,243	$ 17,547,213
FOOD PRODUCTS - 2.0%
Packaged Foods & Meats - 2.0%
Annie's, Inc. (a)(d)	254,500	8,327,240
Associated British Foods PLC	171,100	8,655,558
		16,982,798
HOUSEHOLD DURABLES - 1.0%
Household Appliances - 1.0%
Techtronic Industries Co. Ltd.	2,809,500	8,860,147
INTERNET & CATALOG RETAIL - 25.2%
Internet Retail - 25.2%
Amazon.com, Inc. (a)	230,860	72,155,293
Netflix, Inc. (a)	92,550	38,670,167
Ocado Group PLC (a)	1,015,700	6,583,631
priceline.com, Inc. (a)	76,540	97,866,340
		215,275,431
INTERNET SOFTWARE & SERVICES - 1.3%
Internet Software & Services - 1.3%
Yahoo!, Inc. (a)	309,600	10,727,640
SPECIALTY RETAIL - 52.7%
Apparel Retail - 21.2%
H&M Hennes & Mauritz AB (B Shares)	295,973	12,507,646
Inditex SA	94,062	13,655,496
L Brands, Inc.	864,283	49,601,201
TJX Companies, Inc.	1,288,300	70,147,935
Urban Outfitters, Inc. (a)	557,900	18,700,808
Zumiez, Inc. (a)	608,000	16,701,760
		181,314,846
Automotive Retail - 9.4%
AutoZone, Inc. (a)	78,563	41,834,798
O'Reilly Automotive, Inc. (a)	260,425	38,529,879
		80,364,677
Home Improvement Retail - 18.7%
Home Depot, Inc.	1,708,300	137,056,908
Lowe's Companies, Inc.	135,400	6,374,632
Lumber Liquidators Holdings, Inc. (a)(d)	212,300	16,491,464
		159,923,004
Homefurnishing Retail - 3.4%
Bed Bath & Beyond, Inc. (a)	470,914	28,655,117
TOTAL SPECIALTY RETAIL		450,257,644
TEXTILES, APPAREL & LUXURY GOODS - 12.9%
Apparel, Accessories & Luxury Goods - 11.7%
adidas AG (d)	119,400	12,815,731

	Shares	Value
Compagnie Financiere Richemont SA Series A	85,500	$ 9,008,291
G-III Apparel Group Ltd. (a)	469,767	34,443,316
lululemon athletica, Inc. (a)(d)	243,757	10,878,875
Prada SpA	1,088,200	8,140,850
PVH Corp.	126,000	16,585,380
Swatch Group AG (Bearer) (Reg.)	73,447	8,058,255
		99,930,698
Footwear - 1.2%
NIKE, Inc. Class B	131,220	10,092,130
TOTAL TEXTILES, APPAREL & LUXURY GOODS		110,022,828
TOTAL COMMON STOCKS (Cost $588,658,347)		829,673,701
Convertible Bonds - 0.1%
Principal Amount
SOFTWARE - 0.1%
Home Entertainment Software - 0.1%
Take-Two Interactive Software, Inc. 1.75% 12/1/16 (Cost $1,000,000)	$ 1,000,000	1,258,750
Money Market Funds - 5.7%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	19,427,869	19,427,869
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	28,983,352	28,983,352
TOTAL MONEY MARKET FUNDS (Cost $48,411,221)		48,411,221
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $638,069,568)		879,343,672
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(25,555,346)
NET ASSETS - 100%		$ 853,788,326
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,879
Fidelity Securities Lending Cash Central Fund	80,721
Total	$ 83,600
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 829,673,701	$ 829,673,701	$ -	$ -
Convertible Bonds	1,258,750	-	1,258,750	-
Money Market Funds	48,411,221	48,411,221	-	-
Total Investments in Securities:	$ 879,343,672	$ 878,084,922	$ 1,258,750	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $639,478,376. Net unrealized appreciation aggregated $239,865,296, of which $260,302,982 related to appreciated investment securities and $20,437,686 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Air Transportation Portfolio

May 31, 2014

1.802153.110

AIR-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
AEROSPACE & DEFENSE - 34.6%
Aerospace & Defense - 34.6%
AAR Corp.	99,700	$ 2,422,710
BE Aerospace, Inc. (a)	104,500	10,110,375
Bombardier, Inc. Class B (sub. vtg.)	2,309,400	7,859,159
Honeywell International, Inc.	11,500	1,071,225
Precision Castparts Corp.	97,859	24,756,370
Rockwell Collins, Inc.	129,500	10,235,680
Spirit AeroSystems Holdings, Inc. Class A (a)	289,100	9,381,295
Textron, Inc.	169,200	6,636,024
The Boeing Co.	401,300	54,275,823
TransDigm Group, Inc.	53,600	10,114,856
Triumph Group, Inc.	135,100	9,362,430
United Technologies Corp.	9,200	1,069,224
		147,295,171
AIR FREIGHT & LOGISTICS - 25.6%
Air Freight & Logistics - 25.6%
Atlas Air Worldwide Holdings, Inc. (a)	72,607	2,656,690
C.H. Robinson Worldwide, Inc.	207,500	12,420,950
Expeditors International of Washington, Inc.	252,707	11,500,696
FedEx Corp.	186,500	26,885,840
Forward Air Corp.	48,700	2,184,682
Hub Group, Inc. Class A (a)	183,278	8,619,564
Park-Ohio Holdings Corp.	83,392	4,393,091
United Parcel Service, Inc. Class B	377,400	39,204,312
UTi Worldwide, Inc.	147,800	1,441,050
		109,306,875
AIRLINES - 34.5%
Airlines - 34.5%
Air Canada Class A (a)	912,100	7,444,513
Alaska Air Group, Inc.	83,600	8,231,256
American Airlines Group, Inc.	640,600	25,726,496
Copa Holdings SA Class A	3,100	443,083
Dart Group PLC	6,386	29,544
Delta Air Lines, Inc.	950,602	37,938,526
JetBlue Airways Corp. (a)	372,700	3,600,282
Ryanair Holdings PLC sponsored ADR (a)	145,934	8,297,807
Southwest Airlines Co.	616,000	16,293,200
Spirit Airlines, Inc. (a)	139,500	8,240,265
United Continental Holdings, Inc. (a)	472,285	20,955,285
WestJet Airlines Ltd.	429,500	9,641,271
		146,841,528
MACHINERY - 0.0%
Construction Machinery & Heavy Trucks - 0.0%
ASL Marine Holdings Ltd.	281,000	148,980

	Shares	Value
ROAD & RAIL - 0.4%
Trucking - 0.4%
Universal Truckload Services, Inc.	69,464	$ 1,687,281
TRANSPORTATION INFRASTRUCTURE - 0.4%
Airport Services - 0.4%
BBA Aviation PLC	330,800	1,736,653
TOTAL COMMON STOCKS (Cost $310,583,874)		407,016,488
Nonconvertible Preferred Stocks - 2.1%

AEROSPACE & DEFENSE - 2.1%
Aerospace & Defense - 2.1%
Embraer SA sponsored ADR (Cost $8,657,767)	243,400	8,820,816
Convertible Bonds - 0.3%
Principal Amount
AIR FREIGHT & LOGISTICS - 0.3%
Air Freight & Logistics - 0.3%
UTi Worldwide, Inc. 4.5% 3/1/19 (c) (Cost $1,400,000)	$ 1,400,000	1,448,860
Money Market Funds - 5.1%
	Shares
Fidelity Cash Central Fund, 0.10% (b) (Cost $21,956,772)	21,956,772	21,956,772
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $342,598,413)		439,242,936
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(12,920,773)
NET ASSETS - 100%		$ 426,322,163
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,448,860 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,171
Fidelity Securities Lending Cash Central Fund	46,677
Total	$ 48,848
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 407,016,488	$ 407,016,488	$ -	$ -
Nonconvertible Preferred Stocks	8,820,816	8,820,816	-	-
Convertible Bonds	1,448,860	-	1,448,860	-
Money Market Funds	21,956,772	21,956,772	-	-
Total Investments in Securities:	$ 439,242,936	$ 437,794,076	$ 1,448,860	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $344,356,578. Net unrealized appreciation aggregated $94,886,358, of which $98,212,863 related to appreciated investment securities and $3,326,505 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Automotive Portfolio

May 31, 2014

1.802154.110

AUT-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
AUTO COMPONENTS - 38.4%
Auto Parts & Equipment - 35.0%
Autoliv, Inc.	15,755	$ 1,670,030
BorgWarner, Inc.	122,000	7,672,580
Dana Holding Corp.	115,800	2,563,812
Delphi Automotive PLC	128,778	8,893,409
Gentex Corp.	37,200	1,075,824
Johnson Controls, Inc.	136,970	6,623,869
Magna International, Inc. Class A (sub. vtg.) (e)	66,884	6,843,227
Tenneco, Inc. (a)	119,646	7,627,433
Tower International, Inc. (a)	27,400	839,536
TRW Automotive Holdings Corp. (a)	75,100	6,373,737
Visteon Corp. (a)	86,200	7,856,268
		58,039,725
Tires & Rubber - 3.4%
Cooper Tire & Rubber Co.	60,000	1,669,800
The Goodyear Tire & Rubber Co.	153,426	4,045,844
		5,715,644
TOTAL AUTO COMPONENTS		63,755,369
AUTOMOBILES - 49.5%
Automobile Manufacturers - 45.6%
Ford Motor Co.	648,261	10,657,411
General Motors Co.	441,244	15,258,218
Honda Motor Co. Ltd. sponsored ADR (e)	518,605	18,244,524
Hyundai Motor Co.	21,117	4,644,624
Tata Motors Ltd. sponsored ADR (e)	40,900	1,523,116
Tesla Motors, Inc. (a)(e)	23,400	4,861,818
Toyota Motor Corp. sponsored ADR (e)	180,697	20,438,636
		75,628,347
Motorcycle Manufacturers - 3.9%
Harley-Davidson, Inc.	91,900	6,546,956
TOTAL AUTOMOBILES		82,175,303
COMMERCIAL SERVICES & SUPPLIES - 1.0%
Diversified Support Services - 1.0%
KAR Auction Services, Inc.	53,700	1,639,998
DISTRIBUTORS - 1.9%
Distributors - 1.9%
LKQ Corp. (a)	114,400	3,173,456
ELECTRONIC EQUIPMENT & COMPONENTS - 0.7%
Electronic Equipment & Instruments - 0.7%
Research Frontiers, Inc. (a)(e)	208,501	1,230,156
LEISURE PRODUCTS - 2.0%
Leisure Products - 2.0%
Brunswick Corp.	75,400	3,249,740

	Shares	Value
MACHINERY - 1.2%
Construction Machinery & Heavy Trucks - 1.2%
Allison Transmission Holdings, Inc.	66,819	$ 2,069,384
TOTAL COMMON STOCKS (Cost $98,201,799)		157,293,406
Nonconvertible Preferred Stocks - 3.0%

AUTOMOBILES - 3.0%
Automobile Manufacturers - 3.0%
Volkswagen AG (Cost $3,806,812)	18,600	4,944,145
Nonconvertible Bonds - 0.0%
Principal Amount
AUTOMOBILES - 0.0%
Automobile Manufacturers - 0.0%
General Motors Corp. 6.75% 5/1/28 (d) (Cost $284,356)	$ 31,005,000	3
Money Market Funds - 18.7%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	373,576	373,576
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	30,615,975	30,615,975
TOTAL MONEY MARKET FUNDS (Cost $30,989,551)		30,989,551
TOTAL INVESTMENT PORTFOLIO - 116.4% (Cost $133,282,518)		193,227,105
NET OTHER ASSETS (LIABILITIES) - (16.4)%		(27,211,786)
NET ASSETS - 100%		$ 166,015,319
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 274
Fidelity Securities Lending Cash Central Fund	30,204
Total	$ 30,478
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 157,293,406	$ 157,293,406	$ -	$ -
Nonconvertible Preferred Stocks	4,944,145	4,944,145	-	-
Nonconvertible Bonds	3	-	-	3
Money Market Funds	30,989,551	30,989,551	-	-
Total Investments in Securities:	$ 193,227,105	$ 193,227,102	$ -	$ 3
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $133,498,675. Net unrealized appreciation aggregated $59,728,430, of which $60,845,421 related to appreciated investment securities and $1,116,991 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Brokerage and Investment
Management Portfolio

May 31, 2014

1.802157.110

BRO-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
BANKS - 6.6%
Diversified Banks - 6.6%
Barclays PLC	2,000,000	$ 8,273,656
Citigroup, Inc.	230,000	10,941,100
JPMorgan Chase & Co.	400,000	22,228,000
		41,442,756
CAPITAL MARKETS - 82.5%
Asset Management & Custody Banks - 57.6%
Affiliated Managers Group, Inc. (a)	165,000	31,119,000
American Capital Ltd. (a)	900,000	13,284,000
Ameriprise Financial, Inc.	347,700	39,154,497
Apollo Global Management LLC Class A	150,000	3,724,500
Apollo Investment Corp.	2,100,771	17,604,461
Ares Capital Corp.	850,000	14,654,000
Artisan Partners Asset Management, Inc.	275,000	15,818,000
BlackRock, Inc. Class A	115,000	35,063,500
China Cinda Asset Mngmt Co. Ltd. (H Shares)	6,208,000	2,962,692
Franklin Resources, Inc.	720,000	39,751,200
Invesco Ltd.	1,100,000	40,370,000
KKR & Co. LP	450,000	10,228,500
Northern Trust Corp.	200,000	12,080,000
Oaktree Capital Group LLC Class A	250,000	12,495,000
Och-Ziff Capital Management Group LLC Class A	450,000	5,980,500
SEI Investments Co.	530,000	17,452,900
State Street Corp.	400,000	26,108,000
T. Rowe Price Group, Inc.	130,000	10,598,900
The Blackstone Group LP	350,000	10,878,000
Virtus Investment Partners, Inc.	30,000	5,534,700
		364,862,350
Diversified Capital Markets - 0.5%
UBS AG (NY Shares)	150,000	3,019,500
Investment Banking & Brokerage - 24.4%
Charles Schwab Corp.	614,800	15,499,108
E*TRADE Financial Corp. (a)	1,250,000	25,462,500
Evercore Partners, Inc. Class A	225,000	12,384,000
FXCM, Inc. Class A	1,000,000	13,380,000
Goldman Sachs Group, Inc.	100,000	15,981,000
KCG Holdings, Inc. Class A	175,000	2,098,250
Lazard Ltd. Class A	150,000	7,575,000
Moelis & Co. Class A	100,000	3,146,000
Monex Group, Inc. (d)	798,200	2,701,971
Morgan Stanley	845,500	26,092,130

	Shares	Value
Raymond James Financial, Inc.	500,000	$ 24,200,000
TD Ameritrade Holding Corp.	200,000	6,068,000
		154,587,959
TOTAL CAPITAL MARKETS		522,469,809
DIVERSIFIED FINANCIAL SERVICES - 7.9%
Specialized Finance - 7.9%
Interactive Brokers Group, Inc.	500,000	11,510,000
IntercontinentalExchange Group, Inc.	94,500	18,559,800
McGraw Hill Financial, Inc.	153,700	12,568,049
The NASDAQ OMX Group, Inc.	120,000	4,548,000
TPG Specialty Lending, Inc.	146,569	3,105,797
		50,291,646
INSURANCE - 0.8%
Life & Health Insurance - 0.8%
St. James's Place Capital PLC	400,000	5,246,506
TOTAL COMMON STOCKS (Cost $549,482,303)		619,450,717
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.10% (b)	9,932,422	9,932,422
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	368,360	368,360
TOTAL MONEY MARKET FUNDS (Cost $10,300,782)		10,300,782
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $559,783,085)		629,751,499
NET OTHER ASSETS (LIABILITIES) - 0.5%		3,479,823
NET ASSETS - 100%		$ 633,231,322
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,541
Fidelity Securities Lending Cash Central Fund	2,006
Total	$ 4,547
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 619,450,717	$ 608,475,090	$ 10,975,627	$ -
Money Market Funds	10,300,782	10,300,782	-	-
Total Investments in Securities:	$ 629,751,499	$ 618,775,872	$ 10,975,627	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $560,903,173. Net unrealized appreciation aggregated $68,848,326, of which $75,207,202 related to appreciated investment securities and $6,358,876 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Equipment and
Systems Portfolio

May 31, 2014

1.802181.110

MES-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
BIOTECHNOLOGY - 1.0%
Biotechnology - 1.0%
Genomic Health, Inc. (a)(d)	300,000	$ 7,797,000
Grifols SA ADR	200,000	8,324,000
		16,121,000
HEALTH CARE EQUIPMENT & SUPPLIES - 81.9%
Health Care Equipment - 73.8%
Abbott Laboratories	2,000,000	80,020,000
Accuray, Inc. (a)(d)	900,000	7,938,000
Atricure, Inc. (a)	675,000	11,151,000
Baxter International, Inc.	600,000	44,646,000
Boston Scientific Corp. (a)	12,200,000	156,526,000
Cardiovascular Systems, Inc. (a)	280,500	7,868,025
CONMED Corp.	480,000	21,552,000
Covidien PLC	2,351,200	171,896,231
DexCom, Inc. (a)	320,000	10,803,200
Edwards Lifesciences Corp. (a)	820,000	66,584,000
Exactech, Inc. (a)	646,983	15,068,234
Genmark Diagnostics, Inc. (a)	1,272,306	14,008,089
HeartWare International, Inc. (a)	230,000	20,739,100
Inogen, Inc.	400,000	6,712,000
Insulet Corp. (a)	120,000	4,395,600
Integra LifeSciences Holdings Corp. (a)	480,000	21,576,000
Intuitive Surgical, Inc. (a)	155,000	57,309,700
Lumenis Ltd. Class B	400,000	3,540,000
Masimo Corp. (a)	1,068,455	26,326,731
Medtronic, Inc.	1,280,000	78,118,400
Natus Medical, Inc. (a)	600,000	14,790,000
NxStage Medical, Inc. (a)	816,600	11,211,918
PW Medtech Group Ltd. (a)	10,000,000	5,288,310
ResMed, Inc. (d)	900,000	45,054,000
Smith & Nephew PLC sponsored ADR (d)	450,000	39,496,500
St. Jude Medical, Inc.	290,000	18,821,000
Steris Corp. (d)	545,000	29,168,400
Stryker Corp.	1,150,000	97,163,500
Teleflex, Inc.	60,000	6,398,400
Tornier NV (a)	1,040,000	22,370,400
TriVascular Technologies, Inc.	348,326	5,569,733
Volcano Corp. (a)	1,000,000	17,360,000
Zeltiq Aesthetics, Inc. (a)	630,000	11,012,400
Zimmer Holdings, Inc.	400,000	41,740,000
		1,192,222,871
Health Care Supplies - 8.1%
Alere, Inc. (a)	180,000	6,438,600
ASAHI INTECC Co. Ltd.	160,000	6,388,512
DENTSPLY International, Inc.	360,000	17,024,400
Derma Sciences, Inc. (a)	400,000	4,072,000
Quidel Corp. (a)(d)	400,000	9,080,000
The Cooper Companies, Inc.	560,000	72,251,200

	Shares	Value
The Spectranetics Corp. (a)	500,000	$ 10,720,000
Vascular Solutions, Inc. (a)	280,000	5,734,400
		131,709,112
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,323,931,983
HEALTH CARE PROVIDERS & SERVICES - 1.3%
Health Care Distributors & Services - 0.6%
Amplifon SpA (d)	1,600,000	9,901,922
Health Care Services - 0.7%
Miraca Holdings, Inc.	230,000	10,856,799
TOTAL HEALTH CARE PROVIDERS & SERVICES		20,758,721
HEALTH CARE TECHNOLOGY - 0.9%
Health Care Technology - 0.9%
Castlight Health, Inc.	999,300	13,652,437
Castlight Health, Inc. Class B (d)	9,000	136,620
		13,789,057
INDUSTRIAL CONGLOMERATES - 1.8%
Industrial Conglomerates - 1.8%
Danaher Corp.	380,000	29,803,400
LIFE SCIENCES TOOLS & SERVICES - 5.4%
Life Sciences Tools & Services - 5.4%
Agilent Technologies, Inc.	680,000	38,719,200
Bruker BioSciences Corp. (a)	460,000	9,637,000
Illumina, Inc. (a)	250,000	39,562,500
		87,918,700
PHARMACEUTICALS - 4.5%
Pharmaceuticals - 4.5%
Actavis PLC (a)	220,000	46,538,800
Shire PLC sponsored ADR	150,000	26,008,500
		72,547,300
TOTAL COMMON STOCKS (Cost $1,123,708,831)		1,564,870,161
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 0.8%
BIOTECHNOLOGY - 0.4%
Biotechnology - 0.4%
Ariosa Diagnostics (a)(e)	173,891	2,804,862
Ariosa Diagnostics Series B (a)(e)	26,588	428,864
Roka Bioscience, Inc. Series E, 8.00% (e)	3,136,640	3,732,602
		6,966,328
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Services - 0.2%
1Life Healthcare, Inc. Series G (e)	455,526	2,919,922
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Life Sciences Tools & Services - 0.2%
Penumbra, Inc. (e)	265,152	$ 3,330,309
TOTAL CONVERTIBLE PREFERRED STOCKS		13,216,559
Nonconvertible Preferred Stocks - 0.8%
HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
Health Care Equipment - 0.8%
Sartorius AG (non-vtg.)	100,000	12,132,035
TOTAL PREFERRED STOCKS (Cost $22,314,751)		25,348,594
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 0.10% (b)	20,883,459	20,883,459
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	60,905,566	60,905,566
TOTAL MONEY MARKET FUNDS (Cost $81,789,025)		81,789,025
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $1,227,812,607)		1,672,007,780
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(56,312,407)
NET ASSETS - 100%		$ 1,615,695,373
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,216,559 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$ 3,000,003
Ariosa Diagnostics	11/30/11 - 3/1/13	$ 2,100,603
Ariosa Diagnostics Series B	3/1/13	$ 321,189
Penumbra, Inc.	5/16/14	$ 3,500,006
Roka Bioscience, Inc. Series E, 8.00%	11/20/13	$ 4,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,296
Fidelity Securities Lending Cash Central Fund	326,352
Total	$ 329,648
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Exactech, Inc.	$ 18,640,000	$ -	$ 3,416,036	$ -	$ -
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,564,870,161	$ 1,533,972,413	$ 30,897,748	$ -
Preferred Stocks	25,348,594	12,132,035	-	13,216,559
Money Market Funds	81,789,025	81,789,025	-	-
Total Investments in Securities:	$ 1,672,007,780	$ 1,627,893,473	$ 30,897,748	$ 13,216,559

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 18,260,784
Level 2 to Level 1	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $1,230,028,382. Net unrealized appreciation aggregated $441,979,398, of which $461,577,538 related to appreciated investment securities and $19,598,140 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Delivery Portfolio

May 31, 2014

1.802180.110

MED-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Environmental & Facility Services - 0.1%
Stericycle, Inc. (a)	9,000	$ 1,029,330
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
H&R Block, Inc.	117,300	3,493,194
FOOD & STAPLES RETAILING - 0.8%
Drug Retail - 0.8%
CVS Caremark Corp.	45,100	3,532,232
Jean Coutu Group, Inc. Class A (sub. vtg.)	70,900	1,536,613
		5,068,845
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Health Care Equipment - 0.2%
Covidien PLC	14,600	1,067,406
HEALTH CARE PROVIDERS & SERVICES - 93.8%
Health Care Distributors & Services - 19.7%
AmerisourceBergen Corp.	53,100	3,885,858
Cardinal Health, Inc.	719,000	50,782,970
Henry Schein, Inc. (a)	14,200	1,699,030
McKesson Corp.	339,000	64,287,960
MWI Veterinary Supply, Inc. (a)	83,300	11,621,183
		132,277,001
Health Care Facilities - 10.0%
AmSurg Corp. (a)	114,716	5,194,340
Community Health Systems, Inc. (a)	476,200	19,890,874
HCA Holdings, Inc. (a)	611,700	32,413,983
LifePoint Hospitals, Inc. (a)	117,000	7,165,080
U.S. Physical Therapy, Inc.	70,300	2,357,159
		67,021,436
Health Care Services - 35.6%
Accretive Health, Inc. (a)(d)	1,137,000	8,516,130
Air Methods Corp. (a)(d)	256,600	12,368,120
BioScrip, Inc. (a)(d)	1,161,002	9,113,866
Catamaran Corp. (a)	203,912	8,983,562
Corvel Corp. (a)	50,900	2,403,498
DaVita HealthCare Partners, Inc. (a)	465,500	32,859,645
Express Scripts Holding Co. (a)	1,229,050	87,840,204
Fresenius SE & Co. KGaA	83,100	12,398,251
Laboratory Corp. of America Holdings (a)	70,700	7,252,406
Landauer, Inc.	63,100	2,989,678
MEDNAX, Inc. (a)	216,200	12,459,606
Omnicare, Inc.	220,700	14,025,485
Providence Service Corp. (a)	73,000	2,934,600
Quest Diagnostics, Inc. (d)	341,600	20,458,424
Team Health Holdings, Inc. (a)	86,700	4,401,759
		239,005,234

	Shares	Value
Managed Health Care - 28.5%
Aetna, Inc.	207,400	$ 16,083,870
Cigna Corp.	366,200	32,877,436
Molina Healthcare, Inc. (a)	467,800	20,157,502
Qualicorp SA (a)	132,400	1,394,742
UnitedHealth Group, Inc.	1,495,797	119,110,316
WellPoint, Inc.	20,100	2,178,036
		191,801,902
TOTAL HEALTH CARE PROVIDERS & SERVICES		630,105,573
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (d)	4,500	68,310
INDUSTRIAL CONGLOMERATES - 0.2%
Industrial Conglomerates - 0.2%
Danaher Corp.	13,800	1,082,334
IT SERVICES - 0.8%
Data Processing & Outsourced Services - 0.8%
Xerox Corp.	432,200	5,337,670
MACHINERY - 0.0%
Industrial Machinery - 0.0%
Pall Corp.	3,800	322,012
PROFESSIONAL SERVICES - 0.3%
Human Resource & Employment Services - 0.1%
Towers Watson & Co.	9,200	1,035,092
Research & Consulting Services - 0.2%
Huron Consulting Group, Inc. (a)	997	67,676
Verisk Analytics, Inc. (a)	16,500	976,635
		1,044,311
TOTAL PROFESSIONAL SERVICES		2,079,403
SPECIALTY RETAIL - 1.7%
Specialty Stores - 1.7%
PetSmart, Inc.	196,100	11,269,867
TOTAL COMMON STOCKS (Cost $425,384,832)		660,923,944
Money Market Funds - 4.9%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	11,978,035	$ 11,978,035
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	21,357,900	21,357,900
TOTAL MONEY MARKET FUNDS (Cost $33,335,935)		33,335,935
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $458,720,767)		694,259,879
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(22,492,727)
NET ASSETS - 100%		$ 671,767,152
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,177
Fidelity Securities Lending Cash Central Fund	27,739
Total	$ 28,916
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $460,868,011. Net unrealized appreciation aggregated $233,391,868, of which $242,692,559 related to appreciated investment securities and $9,300,691 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Service Portfolio

May 31, 2014

1.802169.110

ENS-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
AIRLINES - 0.8%
Airlines - 0.8%
CHC Group Ltd. (a)	1,346,698	$ 9,467,287
ENERGY EQUIPMENT & SERVICES - 95.1%
Oil & Gas Drilling - 17.8%
Cathedral Energy Services Ltd.	272,100	1,232,141
Ensco PLC Class A	842,300	44,355,518
Eurasia Drilling Co. Ltd. GDR (Reg. S)	192,000	5,740,800
Hercules Offshore, Inc. (a)	1,418,700	6,440,898
Nabors Industries Ltd.	85,500	2,242,665
Noble Corp.	1,035,835	32,587,369
Ocean Rig UDW, Inc. (United States)	972,061	17,681,790
Odfjell Drilling A/S	4,583,164	26,067,277
Precision Drilling Corp. (d)	976,900	12,676,365
Rowan Companies PLC	501,100	15,514,056
Unit Corp. (a)	58,100	3,690,512
Vantage Drilling Co. (a)	10,890,400	18,186,968
Xtreme Drilling & Coil Services Corp. (a)(e)	4,193,400	18,138,012
		204,554,371
Oil & Gas Equipment & Services - 77.3%
Baker Hughes, Inc.	704,822	49,704,047
Cameron International Corp. (a)	994,788	63,616,693
Core Laboratories NV	119,900	19,166,015
Dresser-Rand Group, Inc. (a)	94,200	5,765,040
Dril-Quip, Inc. (a)	312,100	31,902,862
FMC Technologies, Inc. (a)	957,862	55,613,468
Forbes Energy Services Ltd. (a)	702,943	2,853,949
Frank's International NV	254,300	6,062,512
Geospace Technologies Corp. (a)(d)	55,400	2,809,888
Gulfmark Offshore, Inc. Class A	289,900	13,454,259
Halliburton Co.	2,751,034	177,826,838
Helix Energy Solutions Group, Inc. (a)	271,600	6,350,008
National Oilwell Varco, Inc.	1,213,762	99,370,695
Oceaneering International, Inc.	668,200	48,143,810
Oil States International, Inc. (a)	242,000	26,034,360
Petrofac Ltd.	56,300	1,190,950
RigNet, Inc. (a)	28,800	1,365,696
SBM Offshore NV (a)	130,000	2,114,995
Schlumberger Ltd.	2,138,011	222,438,663
ShawCor Ltd. Class A	111,300	5,643,525
Spectrum ASA	150,953	1,136,333
Subsea 7 SA	163,400	3,266,415
Weatherford International Ltd. (a)	2,052,966	44,528,833
		890,359,854
TOTAL ENERGY EQUIPMENT & SERVICES		1,094,914,225

	Shares	Value
MACHINERY - 0.4%
Industrial Machinery - 0.4%
Superior Drilling Products, Inc. (e)	971,800	$ 4,567,460
OIL, GAS & CONSUMABLE FUELS - 2.1%
Oil & Gas Refining & Marketing - 1.4%
CVR Refining, LP	601,198	16,094,070
Oil & Gas Storage & Transport - 0.7%
StealthGas, Inc. (a)	739,733	7,767,197
TOTAL OIL, GAS & CONSUMABLE FUELS		23,861,267
TRADING COMPANIES & DISTRIBUTORS - 0.2%
Trading Companies & Distributors - 0.2%
DXP Enterprises, Inc. (a)	34,300	2,386,251
TOTAL COMMON STOCKS (Cost $707,275,615)		1,135,196,490
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 0.10% (b)	7,168,243	7,168,243
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	2,271,575	2,271,575
TOTAL MONEY MARKET FUNDS (Cost $9,439,818)		9,439,818
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $716,715,433)		1,144,636,308
NET OTHER ASSETS (LIABILITIES) - 0.6%		7,433,833
NET ASSETS - 100%		$ 1,152,070,141
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,144
Fidelity Securities Lending Cash Central Fund	2,331
Total	$ 8,475
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Superior Drilling Products, Inc.	$ -	$ 3,887,200	$ -	$ -	$ 4,567,460
Xtreme Drilling & Coil Services Corp.	14,367,927	1,360,808	-	-	18,138,012
Total	$ 14,367,927	$ 5,248,008	$ -	$ -	$ 22,705,472
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $718,877,388. Net unrealized appreciation aggregated $425,758,920, of which $437,191,198 related to appreciated investment securities and $11,432,278 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Pharmaceuticals Portfolio

May 31, 2014

1.802187.110

PHR-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
BIOTECHNOLOGY - 5.9%
Biotechnology - 5.9%
Agios Pharmaceuticals, Inc.	25,314	$ 890,040
Akebia Therapeutics, Inc. (a)	3,800	92,340
Alexion Pharmaceuticals, Inc. (a)	89,600	14,902,272
Alnylam Pharmaceuticals, Inc. (a)	24,700	1,464,463
AMAG Pharmaceuticals, Inc. (a)	270,900	4,957,470
Cara Therapeutics, Inc.	212,600	2,929,628
Celgene Corp. (a)	104,700	16,022,241
Celldex Therapeutics, Inc. (a)	33,100	483,591
Cubist Pharmaceuticals, Inc.	139,400	9,284,040
Discovery Laboratories, Inc. (a)	263,123	492,040
Eleven Biotherapeutics, Inc.	62,400	673,920
Genmab A/S (a)	84,300	3,394,941
Innate Pharma SA (a)	293,600	3,706,045
Insmed, Inc. (a)	72,100	947,394
Intercept Pharmaceuticals, Inc. (a)	12,298	2,909,830
Knight Therapeutics, Inc. (a)	388,400	2,023,849
Lion Biotechnologies, Inc. (a)	150,283	1,127,123
Medivation, Inc. (a)	99,200	7,224,736
Novavax, Inc. (a)	319,100	1,502,961
Oncothyreon, Inc. (a)	343,600	989,568
Receptos, Inc.	97,300	2,895,648
Regulus Therapeutics, Inc. (a)	54,000	363,420
Repligen Corp. (a)	102,700	1,975,948
Theravance, Inc. (a)(d)	176,902	5,068,242
United Therapeutics Corp. (a)	98,100	9,392,094
Vanda Pharmaceuticals, Inc. (a)	161,800	1,664,922
Versartis, Inc.	2,500	74,725
		97,453,491
CHEMICALS - 0.6%
Specialty Chemicals - 0.6%
Royal DSM NV	122,901	8,862,469
FOOD & STAPLES RETAILING - 0.0%
Drug Retail - 0.0%
Tsuruha Holdings, Inc.	3,000	161,263
HEALTH CARE EQUIPMENT & SUPPLIES - 2.4%
Health Care Equipment - 2.4%
Abbott Laboratories	917,000	36,689,170
DBV Technologies SA (a)(d)	80,800	2,113,635
Genmark Diagnostics, Inc. (a)	63,400	698,034
		39,500,839
HEALTH CARE PROVIDERS & SERVICES - 1.3%
Health Care Distributors & Services - 1.1%
McKesson Corp.	59,700	11,321,508
PharMerica Corp. (a)	271,300	7,363,082
		18,684,590

	Shares	Value
Health Care Services - 0.2%
Accretive Health, Inc. (a)	406,452	$ 3,044,325
TOTAL HEALTH CARE PROVIDERS & SERVICES		21,728,915
HOUSEHOLD PRODUCTS - 0.8%
Household Products - 0.8%
Reckitt Benckiser Group PLC	157,200	13,438,431
LIFE SCIENCES TOOLS & SERVICES - 1.1%
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	222,100	12,646,374
Eurofins Scientific SA	17,900	5,490,087
		18,136,461
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	40,000	511,000
PHARMACEUTICALS - 87.0%
Pharmaceuticals - 87.0%
AbbVie, Inc.	1,963,990	106,703,577
Actavis PLC (a)	491,820	104,039,603
Akorn, Inc. (a)	136,700	3,823,499
ALK-Abello A/S	30,600	4,761,646
Allergan, Inc.	129,500	21,686,070
AstraZeneca PLC sponsored ADR	1,256,200	90,697,640
Auxilium Pharmaceuticals, Inc. (a)(d)	308,000	6,893,040
Bayer AG	69,200	10,008,411
Biodelivery Sciences International, Inc. (a)	396,900	3,798,333
Bristol-Myers Squibb Co.	1,611,410	80,151,533
Cempra, Inc. (a)(d)	262,200	2,480,412
DepoMed, Inc. (a)	614,200	7,327,406
Durect Corp. (a)	229,600	314,552
Eli Lilly & Co.	289,500	17,329,470
Endo International PLC (a)(d)	176,900	12,487,371
Endocyte, Inc. (a)	87,000	550,710
Forest Laboratories, Inc. (a)	396,300	37,561,314
GlaxoSmithKline PLC sponsored ADR (d)	512,300	27,633,462
Horizon Pharma, Inc. (a)	548,900	7,788,891
Impax Laboratories, Inc. (a)	333,800	9,266,288
Jazz Pharmaceuticals PLC (a)	104,800	14,866,928
Johnson & Johnson	944,900	95,869,554
Lannett Co., Inc. (a)	110,800	4,629,224
Merck & Co., Inc.	1,665,336	96,356,341
Mylan, Inc. (a)	854,100	42,568,344
Novartis AG sponsored ADR (d)	1,052,298	94,769,958
Novo Nordisk A/S Series B sponsored ADR	1,344,100	56,828,548
Pacira Pharmaceuticals, Inc. (a)	53,400	4,144,374
Pain Therapeutics, Inc. (a)	125,717	622,299
Perrigo Co. PLC	472,452	65,292,866
Pfizer, Inc.	1,446,688	42,865,365
Prestige Brands Holdings, Inc. (a)	53,492	1,829,426
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Questcor Pharmaceuticals, Inc. (d)	282,700	$ 25,479,751
Recordati SpA	248,100	4,176,739
Revance Therapeutics, Inc.	7,400	233,026
Roche Holding AG (participation certificate)	182,852	53,896,076
Sagent Pharmaceuticals, Inc. (a)	472,700	10,593,207
Salix Pharmaceuticals Ltd. (a)	241,300	27,527,504
Sanofi SA sponsored ADR	1,124,822	59,953,013
Shire PLC sponsored ADR	310,800	53,889,612
Teva Pharmaceutical Industries Ltd. sponsored ADR	976,389	49,297,881
The Medicines Company (a)	42,900	1,196,910
Valeant Pharmaceuticals International (Canada) (a)	488,827	64,170,096
XenoPort, Inc. (a)	175,500	710,775
Zoetis, Inc. Class A	563,400	17,296,380
		1,444,367,425
TOTAL COMMON STOCKS (Cost $1,222,251,043)		1,644,160,294
Convertible Preferred Stocks - 0.0%

LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Living Proof, Inc. 8.00% (a)(e) (Cost $200,000)	112,714	200,000
Money Market Funds - 5.7%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	12,162,558	$ 12,162,558
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	82,478,168	82,478,168
TOTAL MONEY MARKET FUNDS (Cost $94,640,726)		94,640,726
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $1,317,091,769)		1,739,001,020
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(79,395,503)
NET ASSETS - 100%		$ 1,659,605,517
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $200,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Living Proof, Inc. 8.00%	2/13/13	$ 200,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,886
Fidelity Securities Lending Cash Central Fund	100,336
Total	$ 104,222
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,644,160,294	$ 1,590,102,955	$ 54,057,339	$ -
Convertible Preferred Stocks	200,000	-	-	200,000
Money Market Funds	94,640,726	94,640,726	-	-
Total Investments in Securities:	$ 1,739,001,020	$ 1,684,743,681	$ 54,057,339	$ 200,000
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $1,322,674,270. Net unrealized appreciation aggregated $416,326,750, of which $439,203,746 related to appreciated investment securities and $22,876,996 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Portfolio

May 31, 2014

1.802168.110

ENE-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Environmental & Facility Services - 0.2%
Covanta Holding Corp.	320,700	$ 6,122,163
ELECTRIC UTILITIES - 0.2%
Electric Utilities - 0.2%
Exelon Corp.	165,700	6,102,731
ENERGY EQUIPMENT & SERVICES - 15.6%
Oil & Gas Drilling - 1.6%
Ocean Rig UDW, Inc. (United States)	296,700	5,396,973
Odfjell Drilling A/S	1,643,872	9,349,713
Pacific Drilling SA (a)	542,897	5,504,976
Precision Drilling Corp.	301,200	3,908,405
Vantage Drilling Co. (a)	5,432,707	9,072,621
Xtreme Drilling & Coil Services Corp. (a)	2,157,100	9,330,258
		42,562,946
Oil & Gas Equipment & Services - 14.0%
Core Laboratories NV	48,253	7,713,242
Dril-Quip, Inc. (a)	141,174	14,430,806
FMC Technologies, Inc. (a)	1,304,259	75,725,278
Halliburton Co.	1,719,292	111,135,035
National Oilwell Varco, Inc.	287,499	23,537,543
Oceaneering International, Inc.	557,927	40,198,640
Schlumberger Ltd.	803,381	83,583,759
Total Energy Services, Inc.	149,500	2,943,673
		359,267,976
TOTAL ENERGY EQUIPMENT & SERVICES		401,830,922
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.8%
Independent Power Producers & Energy Traders - 0.8%
Dynegy, Inc. (a)	566,978	19,107,159
OIL, GAS & CONSUMABLE FUELS - 81.6%
Coal & Consumable Fuels - 0.9%
Peabody Energy Corp.	1,482,822	23,962,404
Integrated Oil & Gas - 34.5%
Chevron Corp.	3,305,223	405,848,332
Exxon Mobil Corp.	4,566,448	459,065,013
Imperial Oil Ltd.	355,300	17,494,667
Occidental Petroleum Corp.	52,200	5,203,818
		887,611,830
Oil & Gas Exploration & Production - 33.2%
Anadarko Petroleum Corp.	950,415	97,759,687
Bankers Petroleum Ltd. (a)	2,253,500	13,529,729
Bonanza Creek Energy, Inc. (a)	312,100	16,734,802
BPZ Energy, Inc. (a)	1,808,100	5,532,786
Cabot Oil & Gas Corp.	462,503	16,761,109
Canadian Natural Resources Ltd.	290,400	11,819,010

	Shares	Value
Cimarex Energy Co.	680,845	$ 87,917,515
Concho Resources, Inc. (a)	77,000	10,148,600
ConocoPhillips Co.	860,896	68,820,026
Continental Resources, Inc. (a)(d)	190,886	26,792,759
Devon Energy Corp.	244,800	18,090,720
Diamondback Energy, Inc. (a)	32,400	2,445,552
EOG Resources, Inc.	1,308,164	138,403,751
EQT Corp.	536,498	57,340,906
Evolution Petroleum Corp.	162,643	1,826,481
Gulfport Energy Corp. (a)	302,867	18,635,407
Kodiak Oil & Gas Corp. (a)	2,496,351	31,778,548
Laredo Petroleum Holdings, Inc. (a)	206,701	5,719,417
Noble Energy, Inc.	916,788	66,072,911
Northern Oil & Gas, Inc. (a)	515,901	7,867,490
Parsley Energy, Inc. Class A	123,300	2,930,841
PDC Energy, Inc. (a)	350,551	22,501,869
Peyto Exploration & Development Corp. (d)	234,300	8,314,917
Pioneer Natural Resources Co.	142,199	29,884,542
PrairieSky Royalty Ltd.	10,400	347,690
Rex Energy Corp. (a)	274,834	5,463,700
Rice Energy, Inc.	354,800	11,257,804
SM Energy Co.	65,900	4,995,879
Southwestern Energy Co. (a)	501,392	22,798,294
Synergy Resources Corp. (a)	376,620	4,421,519
TAG Oil Ltd. (a)	1,403,275	3,338,974
Ultra Petroleum Corp. (a)	689,490	18,630,020
Whiting Petroleum Corp. (a)	200,426	14,400,608
		853,283,863
Oil & Gas Refining & Marketing - 6.7%
Alon U.S.A. Energy, Inc.	145,500	2,175,225
Alon U.S.A. Partners LP	28,258	550,183
CVR Refining, LP	93,436	2,501,282
Delek U.S. Holdings, Inc.	235,100	7,304,557
Marathon Petroleum Corp.	133,768	11,957,522
Phillips 66 Co.	581,718	49,323,869
Tesoro Corp.	157,400	8,845,880
Valero Energy Corp.	1,441,481	80,795,010
Western Refining, Inc.	54,400	2,231,488
World Fuel Services Corp.	122,177	5,664,126
		171,349,142
Oil & Gas Storage & Transport - 6.3%
Access Midstream Partners LP	464,858	29,281,405
Cheniere Energy, Inc. (a)	341,400	23,252,754
Enable Midstream Partners LP	119,600	3,037,840
EnLink Midstream LLC	36,598	1,510,399
EQT Midstream Partners LP	84,533	6,943,541
Magellan Midstream Partners LP	95,819	7,845,660
MPLX LP	274,755	15,704,996
ONEOK, Inc.	107,600	6,939,124
Phillips 66 Partners LP	277,833	16,822,788
Plains GP Holdings LP Class A	159,700	4,407,720
SemGroup Corp. Class A	69,700	4,735,418
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - continued
Targa Resources Corp.	148,158	$ 17,032,244
Valero Energy Partners LP	546,111	24,263,712
		161,777,601
TOTAL OIL, GAS & CONSUMABLE FUELS		2,097,984,840
TOTAL COMMON STOCKS (Cost $1,963,053,965)		2,531,147,815
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.10% (b)	37,577,914	37,577,914
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	35,991,207	35,991,207
TOTAL MONEY MARKET FUNDS (Cost $73,569,121)		73,569,121
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $2,036,623,086)		2,604,716,936
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(31,700,537)
NET ASSETS - 100%		$ 2,573,016,399
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,026
Fidelity Securities Lending Cash Central Fund	22,247
Total	$ 42,273
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $2,040,368,267. Net unrealized appreciation aggregated $564,348,669, of which $580,321,340 related to appreciated investment securities and $15,972,671 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Electronics Portfolio

May 31, 2014

1.802167.110

ELE-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	285,468	$ 3
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Office Services & Supplies - 0.5%
West Corp.	270,533	7,250,284
COMMUNICATIONS EQUIPMENT - 3.0%
Communications Equipment - 3.0%
Ciena Corp. (a)(d)	195,200	3,786,880
Cisco Systems, Inc.	266,264	6,555,420
CommScope Holding Co., Inc.	15	397
Emulex Corp. (a)	736,100	3,945,496
Ixia (a)	186,700	2,169,454
NETGEAR, Inc. (a)	65,593	2,156,042
QUALCOMM, Inc.	355,432	28,594,504
Riverbed Technology, Inc. (a)	4,500	91,440
		47,299,633
ELECTRONIC EQUIPMENT & COMPONENTS - 4.5%
Electronic Components - 0.4%
Aeroflex Holding Corp. (a)	20	210
Corning, Inc.	21,700	462,210
InvenSense, Inc. (a)(d)	310,793	5,998,305
		6,460,725
Electronic Manufacturing Services - 3.7%
Flextronics International Ltd. (a)	422,240	4,294,181
Jabil Circuit, Inc.	1,008,536	18,980,648
Multi-Fineline Electronix, Inc. (a)	211,435	2,186,238
Plexus Corp. (a)	18	752
TTM Technologies, Inc. (a)(e)	4,304,606	32,284,545
Viasystems Group, Inc. (a)	30,650	318,147
		58,064,511
Technology Distributors - 0.4%
Avnet, Inc.	141,200	6,152,084
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		70,677,320
INDUSTRIAL CONGLOMERATES - 0.1%
Industrial Conglomerates - 0.1%
Toshiba Corp.	503,000	2,073,123
INTERNET & CATALOG RETAIL - 0.2%
Internet Retail - 0.2%
Amazon.com, Inc. (a)	9,550	2,984,853
INTERNET SOFTWARE & SERVICES - 2.8%
Internet Software & Services - 2.8%
Cornerstone OnDemand, Inc. (a)	66,100	2,656,559
Demand Media, Inc. (a)	860,550	3,958,530
Google, Inc.:
Class A (a)	56,870	32,509,736
Class C (a)	200	112,196

	Shares	Value
Rackspace Hosting, Inc. (a)	37,100	$ 1,353,779
Twitter, Inc. (d)	76,000	2,465,440
		43,056,240
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 81.9%
Semiconductor Equipment - 6.3%
Advanced Energy Industries, Inc. (a)	183,100	3,583,267
GT Advanced Technologies, Inc. (a)(d)	481,310	8,114,887
Lam Research Corp.	912,273	56,597,417
PDF Solutions, Inc. (a)	351,100	6,993,912
Teradyne, Inc. (d)	913,075	16,252,735
Tessera Technologies, Inc.	211,259	4,751,215
Xcerra Corp. (a)	226,300	2,183,795
		98,477,228
Semiconductors - 75.6%
Advanced Micro Devices, Inc. (a)(d)	2,810,061	11,240,244
Altera Corp.	2,560,918	84,843,213
Analog Devices, Inc.	1,466,189	76,798,980
Applied Micro Circuits Corp. (a)	176,022	1,584,198
ARM Holdings PLC sponsored ADR	17	785
Atmel Corp. (a)	1,659,000	13,902,420
Audience, Inc. (a)	167,500	2,078,675
Avago Technologies Ltd.	5,287	373,632
Broadcom Corp. Class A	4,150,259	132,268,754
Cavium, Inc. (a)	186,615	9,140,403
Cypress Semiconductor Corp. (d)	3,552,702	36,415,196
Dialog Semiconductor PLC (a)	77,600	2,400,687
Entropic Communications, Inc. (a)	672,352	2,212,038
EZchip Semiconductor Ltd. (a)	96,010	2,353,205
Fairchild Semiconductor International, Inc. (a)	1,923,015	28,210,630
Freescale Semiconductor, Inc. (a)(d)	1,132,479	25,129,709
Himax Technologies, Inc. sponsored ADR	323,400	2,144,142
Hittite Microwave Corp.	203,348	11,956,862
Inphi Corp. (a)	273,341	4,116,515
Intel Corp.	6,173,478	168,659,417
Intermolecular, Inc. (a)(d)	601,790	1,468,368
International Rectifier Corp. (a)	469,665	12,596,415
Intersil Corp. Class A	2,201,367	30,973,234
M/A-COM Technology Solutions, Inc. (a)	142,167	2,600,234
MagnaChip Semiconductor Corp. (a)	1,909,582	23,717,008
Marvell Technology Group Ltd.	3,095,946	48,203,879
Maxim Integrated Products, Inc.	989,775	33,899,794
MaxLinear, Inc. Class A (a)	123,166	1,165,150
Micrel, Inc.	713,800	7,601,970
Micron Technology, Inc. (a)	1,509,540	43,157,749
Motech Industries, Inc. (a)	1	2
NVIDIA Corp.	1,288,606	24,483,514
NXP Semiconductors NV (a)	546,651	33,947,027
O2Micro International Ltd. sponsored ADR (a)	659,078	2,300,182
ON Semiconductor Corp. (a)	2,001,819	17,395,807
Peregrine Semiconductor Corp. (a)(d)	1,029,138	6,565,900
Pericom Semiconductor Corp. (a)	75,728	676,251
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
PMC-Sierra, Inc. (a)	4,301,674	$ 30,412,835
RF Micro Devices, Inc. (a)	2,250,502	21,177,224
Samsung Electronics Co. Ltd.	42,643	60,285,943
Semtech Corp. (a)	1,676,389	43,485,531
Silicon Laboratories, Inc. (a)	151,487	6,835,093
Skyworks Solutions, Inc.	1,100	47,641
Spansion, Inc. Class A (a)	1,154,988	22,002,521
SunEdison Semiconductor Pte Lt	212,400	3,270,960
Texas Instruments, Inc.	779,560	36,623,729
Xilinx, Inc.	994,154	46,685,472
		1,177,409,138
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,275,886,366
SOFTWARE - 1.2%
Application Software - 0.5%
BroadSoft, Inc. (a)	143,300	3,090,981
Nuance Communications, Inc. (a)(d)	281,037	4,548,584
		7,639,565
Home Entertainment Software - 0.0%
Zynga, Inc. (a)	225,300	777,285
Systems Software - 0.7%
Check Point Software Technologies Ltd. (a)	400	25,792
CommVault Systems, Inc. (a)	64,800	3,170,016
Imperva, Inc. (a)	140,003	2,923,263
Infoblox, Inc. (a)	194,900	2,525,904
Symantec Corp.	102,700	2,258,373
		10,903,348
TOTAL SOFTWARE		19,320,198

	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.8%
Technology Hardware, Storage & Peripherals - 1.8%
EMC Corp.	848,938	$ 22,547,793
QLogic Corp. (a)	472,700	4,698,638
		27,246,431
TOTAL COMMON STOCKS (Cost $1,466,201,436)		1,495,794,451
Money Market Funds - 8.3%

Fidelity Cash Central Fund, 0.10% (b)	61,677,178	61,677,178
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	67,513,519	67,513,519
TOTAL MONEY MARKET FUNDS (Cost $129,190,697)		129,190,697
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $1,595,392,133)		1,624,985,148
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(66,374,767)
NET ASSETS - 100%		$ 1,558,610,381
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,225
Fidelity Securities Lending Cash Central Fund	70,142
Total	$ 87,367
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
TTM Technologies, Inc.	$ 22,626,290	$ 12,634,406	$ -	$ -	$ 32,284,545
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,495,794,451	$ 1,493,721,325	$ 2,073,126	$ -
Money Market Funds	129,190,697	129,190,697	-	-
Total Investments in Securities:	$ 1,624,985,148	$ 1,622,912,022	$ 2,073,126	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $1,611,069,483. Net unrealized appreciation aggregated $13,915,665, of which $114,528,955 related to appreciated investment securities and $100,613,290 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Banking Portfolio

May 31, 2014

1.802155.110

BAN-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
BANKS - 85.0%
Diversified Banks - 43.0%
Bank of America Corp.	2,644,900	$ 40,043,786
Barclays PLC	1,310,223	5,420,167
Citigroup, Inc.	749,800	35,667,986
Comerica, Inc.	468,700	22,483,539
JPMorgan Chase & Co.	639,800	35,553,686
Lloyds Banking Group PLC (a)	2,405,400	3,135,399
Nordea Bank AB	381,000	5,619,351
Standard Chartered PLC (United Kingdom)	245,411	5,522,480
U.S. Bancorp	1,332,700	56,226,613
Wells Fargo & Co.	1,758,192	89,280,989
		298,953,996
Regional Banks - 42.0%
1st Source Corp.	352,500	10,694,850
Bancorp, Inc., Delaware (a)	203,800	3,199,660
Bank of the Ozarks, Inc.	262,300	15,486,192
BB&T Corp.	287,400	10,898,208
CIT Group, Inc.	343,900	15,296,672
City National Corp.	232,000	16,492,880
Commerce Bancshares, Inc.	464,055	20,144,628
Community Trust Bancorp, Inc.	4,430	152,038
First Republic Bank	448,900	22,831,054
Hanmi Financial Corp.	311,800	6,644,458
Heartland Financial U.S.A., Inc.	266,000	6,445,180
Huntington Bancshares, Inc.	1,849,551	17,145,338
M&T Bank Corp. (d)	212,200	25,754,714
National Penn Bancshares, Inc.	806,349	8,289,268
OFG Bancorp (d)	37,228	672,338
PacWest Bancorp	419,236	16,945,519
PNC Financial Services Group, Inc.	227,141	19,368,313
Prosperity Bancshares, Inc.	429,000	24,937,770
Spar Nord Bank A/S	270,600	2,965,344
SunTrust Banks, Inc.	894,700	34,284,904
UMB Financial Corp.	254,100	14,026,320
		292,675,648
TOTAL BANKS		591,629,644
CAPITAL MARKETS - 0.8%
Asset Management & Custody Banks - 0.8%
The Blackstone Group LP	190,700	5,926,956
CONSUMER FINANCE - 5.3%
Consumer Finance - 5.3%
Capital One Financial Corp.	285,100	22,491,539
Navient Corp.	455,600	7,198,480
Santander Consumer U.S.A. Holdings, Inc.	134,400	2,640,960
SLM Corp.	505,600	4,353,216
		36,684,195

	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Specialized Finance - 0.2%
McGraw Hill Financial, Inc.	18,400	$ 1,504,568
IT SERVICES - 0.9%
Data Processing & Outsourced Services - 0.9%
Total System Services, Inc.	202,300	6,121,598
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Mortgage REITs - 0.5%
Altisource Residential Corp. Class B	117,600	3,279,864
THRIFTS & MORTGAGE FINANCE - 6.6%
Thrifts & Mortgage Finance - 6.6%
BofI Holding, Inc. (a)	67,200	5,162,976
Dime Community Bancshares, Inc.	505,200	7,638,624
Meridian Interstate Bancorp, Inc. (a)	218,700	5,686,200
Ocwen Financial Corp. (a)	372,500	13,063,575
United Financial Bancorp, Inc. New	1,069,844	14,410,799
		45,962,174
TOTAL COMMON STOCKS (Cost $597,613,004)		691,108,999
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.10% (b)	485	485
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	26,442,118	26,442,118
TOTAL MONEY MARKET FUNDS (Cost $26,442,603)		26,442,603
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $624,055,607)		717,551,602
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(21,534,485)
NET ASSETS - 100%		$ 696,017,117
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,817
Fidelity Securities Lending Cash Central Fund	48,325
Total	$ 52,142
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 691,108,999	$ 682,553,433	$ 8,555,566	$ -
Money Market Funds	26,442,603	26,442,603	-	-
Total Investments in Securities:	$ 717,551,602	$ 708,996,036	$ 8,555,566	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $625,774,015. Net unrealized appreciation aggregated $91,777,587, of which $103,308,068 related to appreciated investment securities and $11,530,481 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Multimedia Portfolio

May 31, 2014

1.802182.110

BAM-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
INTERNET & CATALOG RETAIL - 3.6%
Internet Retail - 3.6%
HomeAway, Inc. (a)	355,900	$ 10,961,720
Netflix, Inc. (a)	48,600	20,306,538
zulily, Inc.	2,200	76,406
		31,344,664
INTERNET SOFTWARE & SERVICES - 4.6%
Internet Software & Services - 4.6%
Facebook, Inc. Class A (a)	210,000	13,293,000
Google, Inc.:
Class A (a)	12,300	7,031,295
Class C (a)	12,300	6,900,054
Yahoo!, Inc. (a)	361,200	12,515,580
		39,739,929
MEDIA - 91.8%
Advertising - 4.2%
Interpublic Group of Companies, Inc.	649,500	12,418,440
Omnicom Group, Inc.	336,800	23,963,320
		36,381,760
Broadcasting - 12.2%
CBS Corp. Class B	1,175,000	70,041,750
Cumulus Media, Inc. Class A (a)	210	1,327
Discovery Communications, Inc.:
Class A (a)	450	34,632
Class C (non-vtg.) (a)	222,450	16,672,628
Entercom Communications Corp. Class A (a)	3,053	31,873
Liberty Media Corp. Class A (a)	108,293	13,767,289
Sinclair Broadcast Group, Inc. Class A (d)	174,700	5,167,626
		105,717,125
Cable & Satellite - 31.3%
AMC Networks, Inc. Class A (a)	67,400	4,170,712
Charter Communications, Inc. Class A (a)	30,800	4,408,712
Comcast Corp.:
Class A	1,825,850	95,309,370
Class A (special) (non-vtg.)	723,870	37,525,421
DIRECTV (a)	515,313	42,482,404
DISH Network Corp. Class A (a)	301,200	17,668,392
Liberty Global PLC:
Class A (a)	50,489	2,273,015
Class C	441,147	18,881,092
Starz - Liberty Capital Series A (a)	186,000	5,691,600
Time Warner Cable, Inc.	302,869	42,752,988
		271,163,706

	Shares	Value
Movies & Entertainment - 42.0%
DreamWorks Animation SKG, Inc. Class A (a)(d)	150,200	$ 4,217,616
Lions Gate Entertainment Corp. (d)	182,977	4,781,189
Live Nation Entertainment, Inc. (a)	1,062,100	25,193,012
The Madison Square Garden Co. Class A (a)	203,100	11,140,035
The Walt Disney Co.	2,075,404	174,354,689
Time Warner, Inc.	603,922	42,171,873
Twenty-First Century Fox, Inc. Class A	1,224,507	43,359,793
Viacom, Inc. Class B (non-vtg.)	680,600	58,075,598
		363,293,805
Publishing - 2.1%
Gannett Co., Inc.	363,300	10,096,107
The New York Times Co. Class A	541,300	8,043,718
		18,139,825
TOTAL MEDIA		794,696,221
TOTAL COMMON STOCKS (Cost $557,306,133)		865,780,814
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.10% (b)	707,595	707,595
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	12,746,700	12,746,700
TOTAL MONEY MARKET FUNDS (Cost $13,454,295)		13,454,295
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $570,760,428)		879,235,109
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(13,363,448)
NET ASSETS - 100%		$ 865,871,661
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 404
Fidelity Securities Lending Cash Central Fund	8,350
Total	$ 8,754
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $573,121,540. Net unrealized appreciation aggregated $306,113,569, of which $309,588,532 related to appreciated investment securities and $3,474,963 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Computers Portfolio

May 31, 2014

1.802161.110

COM-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 1.4%
Communications Equipment - 1.4%
QUALCOMM, Inc.	115,300	$ 9,275,885
ELECTRONIC EQUIPMENT & COMPONENTS - 0.7%
Electronic Components - 0.7%
InvenSense, Inc. (a)(d)	228,100	4,402,330
INTERNET SOFTWARE & SERVICES - 7.2%
Internet Software & Services - 7.2%
Facebook, Inc. Class A (a)	240,400	15,217,320
Google, Inc.:
Class A (a)	18,400	10,518,360
Class C (a)	18,400	10,322,032
Yahoo!, Inc. (a)	286,900	9,941,085
		45,998,797
IT SERVICES - 11.9%
IT Consulting & Other Services - 11.9%
Datalink Corp. (a)	853,592	7,921,334
IBM Corp.	274,948	50,689,413
Teradata Corp. (a)	411,657	17,285,477
		75,896,224
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
Semiconductors - 1.5%
Audience, Inc. (a)	770,700	9,564,387
SOFTWARE - 0.8%
Application Software - 0.8%
Nuance Communications, Inc. (a)(d)	294,300	4,763,246
Systems Software - 0.0%
CommVault Systems, Inc. (a)	3,600	176,112
TOTAL SOFTWARE		4,939,358
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 74.7%
Technology Hardware, Storage & Peripherals - 74.7%
3D Systems Corp. (a)(d)	7,700	390,005
Apple, Inc.	173,464	109,802,711
Cray, Inc. (a)(d)	819,900	22,989,996
Diebold, Inc.	412,200	15,469,866
Dot Hill Systems Corp. (a)	2,144,600	9,200,334
Electronics for Imaging, Inc. (a)	609,615	24,805,234
EMC Corp.	1,956,478	51,964,056
Fusion-io, Inc. (a)(d)	142,400	1,137,776

	Shares	Value
Hewlett-Packard Co.	1,575,105	$ 52,766,018
Imation Corp. (a)	1,023,900	3,511,977
Intevac, Inc. (a)	1,043,011	7,686,991
Lexmark International, Inc. Class A (d)	303,700	13,238,283
NCR Corp. (a)	464,500	15,170,570
NetApp, Inc.	376,960	13,951,290
QLogic Corp. (a)	1,691,000	16,808,540
Quantum Corp. (a)(d)	4,730,600	5,392,884
SanDisk Corp.	250,200	24,176,826
Seagate Technology	753,200	40,469,436
Silicon Graphics International Corp. (a)(d)	359,100	3,170,853
Super Micro Computer, Inc. (a)	810,500	17,425,750
Western Digital Corp.	322,134	28,299,472
		477,828,868
TOTAL COMMON STOCKS (Cost $480,360,450)		627,905,849
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 0.10% (b)	9,160,712	9,160,712
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	20,818,283	20,818,283
TOTAL MONEY MARKET FUNDS (Cost $29,978,995)		29,978,995
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $510,339,445)		657,884,844
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(18,285,442)
NET ASSETS - 100%		$ 639,599,402
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,929
Fidelity Securities Lending Cash Central Fund	67,606
Total	$ 70,535
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $512,580,084. Net unrealized appreciation aggregated $145,304,760, of which $172,885,375 related to appreciated investment securities and $27,580,615 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Chemicals Portfolio

May 31, 2014

1.802159.110

CHE-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CHEMICALS - 96.7%
Commodity Chemicals - 21.2%
Axiall Corp.	789,275	$ 36,472,398
Cabot Corp.	624,637	35,323,222
Koppers Holdings, Inc.	12,977	471,584
LG Chemical Ltd.	33,373	8,501,011
Lotte Chemical Corp.	52,457	8,274,301
LyondellBasell Industries NV Class A	1,617,422	161,046,707
Methanex Corp.	623,200	35,749,368
OCI Partners LP	200,465	3,945,151
Tronox Ltd. Class A	423,149	11,243,069
Westlake Chemical Corp.	607,520	49,117,992
		350,144,803
Diversified Chemicals - 25.0%
E.I. du Pont de Nemours & Co.	2,216,800	153,646,408
Eastman Chemical Co.	888,951	78,458,815
FMC Corp.	113,599	8,697,139
Huntsman Corp.	1,978,700	52,811,503
The Dow Chemical Co.	2,291,030	119,408,484
		413,022,349
Fertilizers & Agricultural Chemicals - 12.8%
CF Industries Holdings, Inc.	260,930	63,486,878
Monsanto Co.	1,208,449	147,249,511
		210,736,389
Industrial Gases - 9.9%
Airgas, Inc.	378,800	40,274,016
Praxair, Inc.	938,421	124,096,793
		164,370,809
Specialty Chemicals - 27.8%
Ashland, Inc.	547,050	56,346,150
Celanese Corp. Class A	1,098,013	68,845,415
Ecolab, Inc.	661,741	72,255,500
Ferro Corp. (a)	2,297,810	29,411,968
Innophos Holdings, Inc.	307,244	16,130,310
NewMarket Corp.	50	19,576
PPG Industries, Inc.	236,104	47,600,927
Rockwood Holdings, Inc.	351,889	26,873,763
RPM International, Inc.	992,479	42,746,071
Sigma Aldrich Corp.	540,905	53,295,370
W.R. Grace & Co. (a)	497,284	45,789,911
		459,314,961
TOTAL CHEMICALS		1,597,589,311

	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Swisher Hygiene, Inc. (Canada) (a)	1,500	$ 555
OIL, GAS & CONSUMABLE FUELS - 1.3%
Oil & Gas Storage & Transport - 1.3%
Cheniere Energy, Inc. (a)	149,300	10,168,823
Hoegh LNG Holdings Ltd. (a)	204,243	2,161,021
Navigator Holdings Ltd. (a)	13,605	333,867
StealthGas, Inc. (a)	39	410
Teekay Corp.	150,100	8,683,285
		21,347,406
TOTAL COMMON STOCKS (Cost $1,154,963,957)		1,618,937,272
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.10% (b) (Cost $30,117,972)	30,117,972	30,117,972
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,185,081,929)		1,649,055,244
NET OTHER ASSETS (LIABILITIES) - 0.2%		3,372,371
NET ASSETS - 100%		$ 1,652,427,615
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,837
Fidelity Securities Lending Cash Central Fund	7,140
Total	$ 18,977
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $1,189,115,175. Net unrealized appreciation aggregated $459,940,069, of which $470,051,944 related to appreciated investment securities and $10,111,875 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Environment and
Alternative Energy Portfolio

May 31, 2014

1.802170.110

ENV-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
Energy Efficiency - 30.2%
Buildings Energy Efficiency - 10.4%
Allegion Plc	19,000	$ 995,410
Cree, Inc. (a)(d)	26,600	1,279,992
Ingersoll-Rand PLC	48,300	2,889,306
Johnson Controls, Inc.	86,500	4,183,140
Owens Corning	29,500	1,209,795
Zumtobel AG	30,600	654,885
TOTAL BUILDINGS ENERGY EFFICIENCY		11,212,528
Diversified Energy Efficiency - 1.1%
Corning, Inc.	57,800	1,231,140
Industrial Energy Efficiency - 7.5%
Emerson Electric Co.	102,700	6,853,171
ON Semiconductor Corp. (a)	146,400	1,272,216
TOTAL INDUSTRIAL ENERGY EFFICIENCY		8,125,387
Power Network Efficiency - 9.1%
Eaton Corp. PLC	62,100	4,576,149
Hubbell, Inc. Class B	30,600	3,580,200
Itron, Inc. (a)	15,000	576,750
Quanta Services, Inc. (a)	32,100	1,089,795
TOTAL POWER NETWORK EFFICIENCY		9,822,894
Transport Energy Efficiency - 2.1%
Curtiss-Wright Corp.	25,000	1,665,750
Delphi Automotive PLC	8,000	552,480
TOTAL TRANSPORT ENERGY EFFICIENCY		2,218,230
TOTAL ENERGY EFFICIENCY		32,610,179
Environmental Support Services - 13.5%
Diversified Environmental - 10.5%
3M Co.	15,300	2,181,015
Air Products & Chemicals, Inc.	45,000	5,398,650
Parker Hannifin Corp.	29,700	3,719,331
TOTAL DIVERSIFIED ENVIRONMENTAL		11,298,996
Environmental Consultancies - 3.0%
AECOM Technology Corp. (a)	20,700	665,298

	Shares	Value
Jacobs Engineering Group, Inc. (a)	40,100	$ 2,208,307
Tetra Tech, Inc.	14,200	377,862
TOTAL ENVIRONMENTAL CONSULTANCIES		3,251,467
TOTAL ENVIRONMENTAL SUPPORT SERVICES		14,550,463
Other - 1.5%
Other - 1.5%
Babcock & Wilcox Co.	31,100	1,005,152
MRC Global, Inc. (a)	19,800	570,042
TOTAL OTHER		1,575,194
Pollution Control - 2.7%
Pollution Control Solutions - 2.7%
Cummins, Inc.	7,200	1,101,096
Tenneco, Inc. (a)	28,500	1,816,875
TOTAL POLLUTION CONTROL SOLUTIONS		2,917,971
Renewable & Alternative Energy - 9.2%
Biofuels - 0.4%
Amyris, Inc. (a)(d)	116,600	398,772
Renewable Energy Developers and Independent Power Producers (IPPs) - 7.7%
Bunge Ltd.	20,400	1,585,284
EDP Renovaveis SA	165,675	1,142,072
Empresa Nacional de Electricidad SA sponsored ADR (d)	13,400	590,806
Iberdrola SA	691,720	4,977,665
TOTAL RENEWABLE ENERGY DEVELOPERS AND INDEPENDENT POWER PRODUCERS (IPPs)		8,295,827
Solar Energy Generation Equipment - 1.1%
First Solar, Inc. (a)	11,800	729,004
SolarCity Corp. (a)(d)	9,600	504,000
TOTAL SOLAR ENERGY GENERATION EQUIPMENT		1,233,004
TOTAL RENEWABLE & ALTERNATIVE ENERGY		9,927,603
Waste Management & Technologies - 13.7%
General Waste Management - 3.8%
Progressive Waste Solution Ltd. (Canada) (d)	37,900	981,492
Republic Services, Inc.	53,000	1,876,200
Waste Connections, Inc.	27,500	1,253,175
TOTAL GENERAL WASTE MANAGEMENT		4,110,867
Hazardous Waste Management - 5.8%
Clean Harbors, Inc. (a)	26,300	1,607,193
Common Stocks - continued
	Shares	Value
Waste Management & Technologies - continued
Hazardous Waste Management - continued
Stericycle, Inc. (a)	32,100	$ 3,671,277
U.S. Ecology, Inc.	21,100	1,042,340
TOTAL HAZARDOUS WASTE MANAGEMENT		6,320,810
Recycling and Value Added Waste Processing - 4.1%
Commercial Metals Co.	64,900	1,151,975
Covanta Holding Corp.	111,200	2,122,808
Interface, Inc.	32,100	585,504
Schnitzer Steel Industries, Inc. Class A	20,900	520,828
TOTAL RECYCLING AND VALUE ADDED WASTE PROCESSING		4,381,115
TOTAL WASTE MANAGEMENT & TECHNOLOGIES		14,812,792
Water Infrastructure & Technologies - 23.6%
Diversified Water Infrastructure - 8.0%
Danaher Corp.	109,300	8,572,397
Water Infrastructure - 7.8%
Aegion Corp. (a)	52,400	1,256,028
Crane Co.	14,800	1,096,828
Pentair Ltd.	56,600	4,224,624
Xylem, Inc.	49,500	1,846,350
TOTAL WATER INFRASTRUCTURE		8,423,830
Water Treatment Equipment - 7.8%
Ashland, Inc.	32,900	3,388,700
Ecolab, Inc.	46,000	5,022,740
TOTAL WATER TREATMENT EQUIPMENT		8,411,440
TOTAL WATER INFRASTRUCTURE & TECHNOLOGIES		25,407,667
TOTAL COMMON STOCKS (Cost $77,555,612)		101,801,869
Convertible Bonds - 0.4%
	Principal Amount
Energy Efficiency - 0.4%
Buildings Energy Efficiency - 0.4%
Aspen Aerogels, Inc. 8% 6/1/16 (e) (Cost $275,800)	$ 275,800	431,167
Cash Equivalents - 7.8%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	5,489,773	$ 5,489,773
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	2,928,818	2,928,818
TOTAL CASH EQUIVALENTS (Cost $8,418,591)		8,418,591
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $86,250,003)		110,651,627
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(2,786,701)
NET ASSETS - 100%		$ 107,864,926
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $431,167 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/16	6/1/11 - 12/31/13	$ 275,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 931
Fidelity Securities Lending Cash Central Fund	14,079
Total	$ 15,010
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 101,801,869	$ 101,801,869	$ -	$ -
Convertible Bonds	431,167	-	-	431,167
Money Market Funds	8,418,591	8,418,591	-	-
Total Investments in Securities:	$ 110,651,627	$ 110,220,460	$ -	$ 431,167
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $87,036,886. Net unrealized appreciation aggregated $23,614,741, of which $27,016,099 related to appreciated investment securities and $3,401,358 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Telecommunications Portfolio

May 31, 2014

1.802191.110

TEL-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.5%
Communications Equipment - 0.5%
Ruckus Wireless, Inc. (a)	191,900	$ 2,072,520
DIVERSIFIED TELECOMMUNICATION SERVICES - 61.1%
Alternative Carriers - 15.7%
8x8, Inc. (a)	811,386	6,101,623
Cogent Communications Group, Inc.	455,768	16,713,013
inContact, Inc. (a)	599,323	5,076,266
Iridium Communications, Inc. (a)(d)	615,576	4,875,362
Level 3 Communications, Inc. (a)	142,916	6,238,283
Lumos Networks Corp.	561,278	8,464,072
Premiere Global Services, Inc. (a)	467,783	6,085,857
Towerstream Corp. (a)(d)	830,224	1,610,635
TW Telecom, Inc. (a)	299,417	9,817,883
Vonage Holdings Corp. (a)	1,070,571	4,068,170
		69,051,164
Integrated Telecommunication Services - 45.4%
AT&T, Inc.	973,850	34,542,460
Atlantic Tele-Network, Inc.	111,900	6,246,258
Bezeq The Israeli Telecommunication Corp. Ltd.	1,760,100	3,156,380
CenturyLink, Inc.	534,478	20,133,786
Cincinnati Bell, Inc. (a)	1,187,414	4,690,285
Consolidated Communications Holdings, Inc.	78,098	1,594,761
Frontier Communications Corp. (d)	1,299,783	7,525,744
General Communications, Inc.Class A (a)	169,796	1,925,487
Hawaiian Telcom Holdco, Inc. (a)	82,665	2,308,833
IDT Corp. Class B	135,281	2,242,959
Telenor ASA	45,400	1,076,161
Verizon Communications, Inc.	2,170,897	108,458,012
Windstream Holdings, Inc. (d)	581,882	5,568,611
		199,469,737
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		268,520,901
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
EarthLink Holdings Corp.	222,700	810,628
Rackspace Hosting, Inc. (a)	43,500	1,587,315
		2,397,943
IT SERVICES - 0.5%
IT Consulting & Other Services - 0.5%
Interxion Holding N.V. (a)	87,400	2,297,746
MEDIA - 6.7%
Broadcasting - 0.6%
Gray Television, Inc. (a)	230,600	2,638,064

	Shares	Value
Cable & Satellite - 6.1%
Comcast Corp. Class A (special) (non-vtg.)	41,200	$ 2,135,808
DIRECTV (a)	65,500	5,399,820
Liberty Global PLC Class C	109,936	4,705,261
Time Warner Cable, Inc.	104,300	14,722,988
		26,963,877
TOTAL MEDIA		29,601,941
REAL ESTATE INVESTMENT TRUSTS - 5.2%
Office REITs - 0.7%
CyrusOne, Inc.	135,800	3,107,104
Specialized REITs - 4.5%
American Tower Corp.	219,190	19,646,000
TOTAL REAL ESTATE INVESTMENT TRUSTS		22,753,104
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
Semiconductors - 0.5%
Broadcom Corp. Class A	67,831	2,161,774
SOFTWARE - 0.9%
Application Software - 0.4%
Comverse, Inc. (a)	43,800	1,084,050
Interactive Intelligence Group, Inc. (a)	13,500	684,315
		1,768,365
Systems Software - 0.5%
Rovi Corp. (a)	81,200	1,962,604
TOTAL SOFTWARE		3,730,969
WIRELESS TELECOMMUNICATION SERVICES - 20.6%
Wireless Telecommunication Services - 20.6%
Boingo Wireless, Inc. (a)(d)	509,245	3,473,051
KDDI Corp.	182,200	10,887,005
Leap Wireless International, Inc. rights	400	1,008
NII Holdings, Inc. (a)(d)	488,492	244,246
NTELOS Holdings Corp. (d)	37,388	468,472
RingCentral, Inc. (d)	46,200	562,254
SBA Communications Corp. Class A (a)	102,756	10,429,734
Shenandoah Telecommunications Co.	84,926	2,344,807
Sprint Corp. (a)(d)	1,811,585	17,300,637
T-Mobile U.S., Inc. (a)	672,097	23,073,090
Telephone & Data Systems, Inc.	624,964	17,317,752
U.S. Cellular Corp.	72,100	3,096,695
Vodafone Group PLC sponsored ADR	39,641	1,387,831
		90,586,582
TOTAL COMMON STOCKS (Cost $366,055,931)		424,123,480
Nonconvertible Preferred Stocks - 0.5%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Integrated Telecommunication Services - 0.5%
Telefonica Brasil SA sponsoredADR (d) (Cost $2,032,804)	105,200	$ 2,115,572
Money Market Funds - 8.1%

Fidelity Cash Central Fund, 0.10% (b)	13,223,919	13,223,919
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	22,535,046	22,535,046
TOTAL MONEY MARKET FUNDS (Cost $35,758,965)		35,758,965
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $403,847,700)		461,998,017
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(22,288,268)
NET ASSETS - 100%		$ 439,709,749
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,081
Fidelity Securities Lending Cash Central Fund	56,476
Total	$ 58,557
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 424,123,480	$ 413,235,467	$ 10,887,005	$ 1,008
Nonconvertible Preferred Stocks	2,115,572	2,115,572	-	-
Money Market Funds	35,758,965	35,758,965	-	-
Total Investments in Securities:	$ 461,998,017	$ 451,110,004	$ 10,887,005	$ 1,008
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $406,946,790. Net unrealized appreciation aggregated $55,051,227, of which $61,722,236 related to appreciated investment securities and $6,671,009 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Resources Portfolio

May 31, 2014

1.802184.110

NAT-QTLY-0714

Natural Resources Portfolio

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Environmental & Facility Services - 0.3%
Covanta Holding Corp.	135,200	$ 2,580,968
CONTAINERS & PACKAGING - 3.4%
Metal & Glass Containers - 1.1%
Ball Corp.	191,400	11,552,904
Paper Packaging - 2.3%
Graphic Packaging Holding Co. (a)	468,500	5,148,815
Packaging Corp. of America	97,700	6,756,932
Rock-Tenn Co. Class A	115,700	11,689,171
		23,594,918
TOTAL CONTAINERS & PACKAGING		35,147,822
ELECTRIC UTILITIES - 0.2%
Electric Utilities - 0.2%
Exelon Corp.	69,800	2,570,734
ENERGY EQUIPMENT & SERVICES - 16.6%
Oil & Gas Drilling - 1.7%
Ocean Rig UDW, Inc. (United States)	127,400	2,317,406
Odfjell Drilling A/S	701,200	3,988,156
Pacific Drilling SA (a)	135,400	1,372,956
Precision Drilling Corp.	139,200	1,806,275
Vantage Drilling Co. (a)	2,249,900	3,757,333
Xtreme Drilling & Coil Services Corp. (a)	959,400	4,149,761
		17,391,887
Oil & Gas Equipment & Services - 14.9%
Core Laboratories NV	20,500	3,276,925
Dril-Quip, Inc. (a)	43,700	4,467,014
FMC Technologies, Inc. (a)	519,900	30,185,394
Halliburton Co.	768,800	49,695,232
National Oilwell Varco, Inc.	198,858	16,280,504
Oceaneering International, Inc.	232,500	16,751,625
Schlumberger Ltd.	306,592	31,897,832
Total Energy Services, Inc.	100,000	1,969,012
		154,523,538
TOTAL ENERGY EQUIPMENT & SERVICES		171,915,425
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.8%
Independent Power Producers & Energy Traders - 0.8%
Dynegy, Inc. (a)	234,912	7,916,534
METALS & MINING - 7.5%
Diversified Metals & Mining - 1.4%
Freeport-McMoRan Copper & Gold, Inc.	241,200	8,212,860
Teck Resources Ltd. Class B (sub. vtg.)	187,800	4,186,227
Turquoise Hill Resources Ltd. (a)	436,050	1,552,295
		13,951,382
Gold - 5.6%
AngloGold Ashanti Ltd. sponsored ADR	325,400	5,138,066

	Shares	Value
B2Gold Corp. (a)	884,000	$ 2,144,167
Barrick Gold Corp. (d)	244,200	3,963,774
Franco-Nevada Corp.	219,000	10,161,293
Gold Fields Ltd. sponsored ADR	1,857,600	6,575,904
Goldcorp, Inc.	232,200	5,465,041
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	530,400	1,405,560
IAMGOLD Corp.	508,200	1,541,988
Kinross Gold Corp. (a)	295,867	1,113,287
Newmont Mining Corp.	193,300	4,424,637
Randgold Resources Ltd. sponsored ADR	142,800	10,557,204
Royal Gold, Inc.	37,600	2,358,272
Yamana Gold, Inc.	390,000	2,909,804
		57,758,997
Silver - 0.5%
Pan American Silver Corp. (d)	128,600	1,590,782
Silver Wheaton Corp.	193,600	4,020,909
		5,611,691
TOTAL METALS & MINING		77,322,070
OIL, GAS & CONSUMABLE FUELS - 69.9%
Coal & Consumable Fuels - 0.9%
Peabody Energy Corp.	586,900	9,484,304
Integrated Oil & Gas - 20.3%
Chevron Corp.	841,000	103,266,391
Exxon Mobil Corp.	909,900	91,472,247
Imperial Oil Ltd.	144,700	7,124,904
Occidental Petroleum Corp.	72,700	7,247,463
		209,111,005
Oil & Gas Exploration & Production - 36.1%
Anadarko Petroleum Corp.	366,800	37,729,048
Bankers Petroleum Ltd. (a)	872,100	5,235,978
Bonanza Creek Energy, Inc. (a)	107,800	5,780,236
BPZ Energy, Inc. (a)	1,033,500	3,162,510
Cabot Oil & Gas Corp.	193,150	6,999,756
Canadian Natural Resources Ltd.	360,600	14,676,084
Cimarex Energy Co.	277,400	35,820,662
Concho Resources, Inc. (a)	31,300	4,125,340
ConocoPhillips Co.	353,000	28,218,820
Continental Resources, Inc. (a)(d)	98,000	13,755,280
Devon Energy Corp.	103,800	7,670,820
Diamondback Energy, Inc. (a)	14,600	1,102,008
EOG Resources, Inc.	562,700	59,533,660
EQT Corp.	181,000	19,345,280
Evolution Petroleum Corp.	78,400	880,432
Gulfport Energy Corp. (a)	125,700	7,734,321
Kodiak Oil & Gas Corp. (a)	1,026,700	13,069,891
Laredo Petroleum Holdings, Inc. (a)	138,400	3,829,528
Murphy Oil Corp.	46,900	2,892,323
Noble Energy, Inc.	523,000	37,692,610
Northern Oil & Gas, Inc. (a)(d)	321,195	4,898,224
Parsley Energy, Inc. Class A	49,700	1,181,369
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
PDC Energy, Inc. (a)	121,700	$ 7,811,923
Peyto Exploration & Development Corp. (d)	104,700	3,715,629
Pioneer Natural Resources Co.	53,800	11,306,608
PrairieSky Royalty Ltd.	4,200	140,413
Rex Energy Corp. (a)	105,200	2,091,376
Rice Energy, Inc.	145,100	4,604,023
SM Energy Co.	26,600	2,016,546
Southwestern Energy Co. (a)	200,800	9,130,376
Synergy Resources Corp. (a)	159,600	1,873,704
TAG Oil Ltd. (a)(d)	615,100	1,463,578
Ultra Petroleum Corp. (a)	278,316	7,520,098
Whiting Petroleum Corp. (a)	81,700	5,870,145
		372,878,599
Oil & Gas Refining & Marketing - 6.7%
Alon U.S.A. Energy, Inc.	61,900	925,405
Alon U.S.A. Partners LP	12,959	252,312
CVR Refining, LP	43,617	1,167,627
Delek U.S. Holdings, Inc.	97,600	3,032,432
Marathon Petroleum Corp.	66,900	5,980,191
Phillips 66 Co.	217,200	18,416,388
Tesoro Corp.	66,100	3,714,820
Valero Energy Corp.	580,900	32,559,445
Western Refining, Inc.	23,200	951,664
World Fuel Services Corp.	52,700	2,443,172
		69,443,456
Oil & Gas Storage & Transport - 5.9%
Access Midstream Partners LP	172,500	10,865,775
Cheniere Energy, Inc. (a)	143,100	9,746,541
Enable Midstream Partners LP	53,700	1,363,980
EQT Midstream Partners LP	35,367	2,905,045
Magellan Midstream Partners LP	48,500	3,971,180
MPLX LP	111,800	6,390,488
Phillips 66 Partners LP	120,900	7,320,495

	Shares	Value
SemGroup Corp. Class A	30,000	$ 2,038,200
Targa Resources Corp.	59,727	6,866,216
Valero Energy Partners LP	214,525	9,531,346
		60,999,266
TOTAL OIL, GAS & CONSUMABLE FUELS		721,916,630
TOTAL COMMON STOCKS (Cost $873,036,289)		1,019,370,183
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 0.10% (b)	13,483,981	13,483,981
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	24,673,746	24,673,746
TOTAL MONEY MARKET FUNDS (Cost $38,157,727)		38,157,727
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $911,194,016)		1,057,527,910
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(24,539,508)
NET ASSETS - 100%		$ 1,032,988,402
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,169
Fidelity Securities Lending Cash Central Fund	16,074
Total	$ 21,243
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $912,942,602. Net unrealized appreciation aggregated $144,585,308, of which $193,360,963 related to appreciated investment securities and $48,775,655 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Transportation Portfolio

May 31, 2014

1.802192.110

TRN-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
AIR FREIGHT & LOGISTICS - 26.5%
Air Freight & Logistics - 26.5%
Atlas Air Worldwide Holdings, Inc. (a)	10,888	$ 398,392
C.H. Robinson Worldwide, Inc.	176,996	10,594,981
Expeditors International of Washington, Inc.	208,600	9,493,386
FedEx Corp.	297,300	42,858,768
Hub Group, Inc. Class A (a)	143,400	6,744,102
Park-Ohio Holdings Corp.	68,570	3,612,268
United Parcel Service, Inc. Class B	806,700	83,799,996
UTi Worldwide, Inc.	77,200	752,700
		158,254,593
AIRLINES - 22.9%
Airlines - 22.9%
Alaska Air Group, Inc.	10,200	1,004,292
American Airlines Group, Inc.	750,100	30,124,016
Delta Air Lines, Inc.	1,073,902	42,859,429
JetBlue Airways Corp. (a)	229,500	2,216,970
Southwest Airlines Co.	660,100	17,459,645
Spirit Airlines, Inc. (a)	293,359	17,328,716
United Continental Holdings, Inc. (a)	583,236	25,878,181
		136,871,249
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Multi-Sector Holdings - 0.2%
Berkshire Hathaway, Inc. Class B (a)	11,800	1,514,412
MACHINERY - 1.0%
Construction Machinery & Heavy Trucks - 0.7%
ASL Marine Holdings Ltd.	1,474,200	781,586
Conrad Industries, Inc.	63,800	2,532,860
Supreme Industries, Inc. Class A	182,651	1,061,202
		4,375,648
Industrial Machinery - 0.3%
Global Brass & Copper Holdings, Inc.	89,700	1,445,964
TOTAL MACHINERY		5,821,612
MARINE - 1.6%
Marine - 1.6%
Diana Shipping, Inc. (a)	26,400	287,760
Kirby Corp. (a)	86,600	9,573,630
		9,861,390
OIL, GAS & CONSUMABLE FUELS - 1.2%
Oil & Gas Storage & Transport - 1.2%
Scorpio Tankers, Inc.	799,033	7,247,229
ROAD & RAIL - 44.2%
Railroads - 32.6%
CSX Corp.	1,003,519	29,503,459

	Shares	Value
Genesee & Wyoming, Inc. Class A (a)	31,400	$ 3,056,790
Kansas City Southern	107,800	11,590,656
Norfolk Southern Corp.	299,900	30,214,925
Union Pacific Corp.	604,468	120,452,337
		194,818,167
Trucking - 11.6%
AMERCO	10,000	2,761,000
ArcBest Corp.	42,000	1,796,340
Contrans Group, Inc.:
(sub. vtg.) (a)(c)	12,800	177,073
Class A	108,600	1,502,352
J.B. Hunt Transport Services, Inc.	55,200	4,286,832
Knight Transportation, Inc.	170,900	4,164,833
Landstar System, Inc.	156,000	10,129,080
Marten Transport Ltd.	164,800	3,970,032
Quality Distribution, Inc. (a)	474,826	6,832,746
Ryder System, Inc.	142,900	12,402,291
Saia, Inc. (a)	70,100	3,054,958
Swift Transporation Co. (a)	450,400	11,151,904
Universal Truckload Services, Inc.	135,189	3,283,741
Werner Enterprises, Inc.	155,600	4,107,840
		69,621,022
TOTAL ROAD & RAIL		264,439,189
TRANSPORTATION INFRASTRUCTURE - 0.3%
Airport Services - 0.3%
Macquarie Infrastructure Co. LLC	29,300	1,801,364
TOTAL COMMON STOCKS (Cost $412,064,443)		585,811,038
Convertible Bonds - 0.2%
Principal Amount
AIR FREIGHT & LOGISTICS - 0.2%
Air Freight & Logistics - 0.2%
UTi Worldwide, Inc. 4.5% 3/1/19 (c) (Cost $1,100,000)	$ 1,100,000	1,138,390
Money Market Funds - 4.0%
	Shares
Fidelity Cash Central Fund, 0.10% (b) (Cost $23,676,313)	23,676,313	23,676,313
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $436,840,756)		610,625,741
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(12,446,885)
NET ASSETS - 100%		$ 598,178,856
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,315,463 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,778
Fidelity Securities Lending Cash Central Fund	45,983
Total	$ 49,761
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 585,811,038	$ 585,811,038	$ -	$ -
Convertible Bonds	1,138,390	-	1,138,390	-
Money Market Funds	23,676,313	23,676,313	-	-
Total Investments in Securities:	$ 610,625,741	$ 609,487,351	$ 1,138,390	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $437,972,723. Net unrealized appreciation aggregated $172,653,018, of which $174,221,764 related to appreciated investment securities and $1,568,746 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Utilities Portfolio

May 31, 2014

1.802193.110

UTI-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.8%
Integrated Telecommunication Services - 4.8%
Verizon Communications, Inc.	877,600	$ 43,844,896
ELECTRIC UTILITIES - 42.1%
Electric Utilities - 42.1%
American Electric Power Co., Inc.	509,147	27,162,992
Edison International	964,112	53,161,136
Exelon Corp.	1,189,600	43,812,968
FirstEnergy Corp.	863,500	29,203,570
ITC Holdings Corp.	713,947	26,130,460
NextEra Energy, Inc.	954,285	92,909,187
NRG Yield, Inc. Class A	49,403	2,317,495
OGE Energy Corp.	1,272,385	46,734,701
PPL Corp.	1,942,500	68,162,325
		389,594,834
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 9.7%
Independent Power Producers & Energy Traders - 9.7%
Calpine Corp. (a)	1,024,537	23,892,203
Drax Group PLC	436,800	4,605,313
Dynegy, Inc. (a)	347,737	11,718,737
NRG Energy, Inc.	1,241,902	44,261,387
The AES Corp.	380,490	5,364,909
		89,842,549
MULTI-UTILITIES - 28.9%
Multi-Utilities - 28.9%
CenterPoint Energy, Inc.	536,007	12,928,489
Dominion Resources, Inc.	1,166,912	80,470,252
MDU Resources Group, Inc.	143,400	4,858,392
NiSource, Inc.	1,174,223	43,880,714
PG&E Corp.	625,937	28,711,730
Public Service Enterprise Group, Inc.	708,400	27,599,264
Sempra Energy	679,951	68,233,083
		266,681,924
OIL, GAS & CONSUMABLE FUELS - 13.6%
Oil & Gas Exploration & Production - 1.5%
Energen Corp.	164,741	14,065,587

	Shares	Value
Oil & Gas Storage & Transport - 12.1%
Cheniere Energy Partners LP Holdings LLC	912,016	$ 24,405,548
Cheniere Energy, Inc. (a)	314,930	21,449,882
Energy Transfer Equity LP	477,116	24,313,831
EQT Midstream Partners LP	300	24,642
Markwest Energy Partners LP	61,074	3,783,534
ONEOK, Inc.	494,174	31,869,281
Plains GP Holdings LP Class A	223,767	6,175,969
		112,022,687
TOTAL OIL, GAS & CONSUMABLE FUELS		126,088,274
TOTAL COMMON STOCKS (Cost $774,001,036)		916,052,477
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 0.10% (b) (Cost $19,801,266)	19,801,266	19,801,266
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $793,802,302)		935,853,743
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(11,231,594)
NET ASSETS - 100%		$ 924,622,149
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,069
Fidelity Securities Lending Cash Central Fund	4,517
Total	$ 8,586
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $794,260,101. Net unrealized appreciation aggregated $141,593,642, of which $142,810,100 related to appreciated investment securities and $1,216,458 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer
Discretionary Portfolio

May 31, 2014

1.802163.110

CPR-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
AUTO COMPONENTS - 3.3%
Auto Parts & Equipment - 3.3%
Delphi Automotive PLC	325,306	$ 22,465,632
Tenneco, Inc. (a)	101,097	6,444,934
		28,910,566
COMMERCIAL SERVICES & SUPPLIES - 2.8%
Diversified Support Services - 2.8%
KAR Auction Services, Inc.	798,212	24,377,394
HOTELS, RESTAURANTS & LEISURE - 17.3%
Hotels, Resorts & Cruise Lines - 3.8%
Marriott International, Inc. Class A	179,750	11,076,195
Wyndham Worldwide Corp.	309,904	22,911,203
		33,987,398
Restaurants - 13.5%
Bloomin' Brands, Inc. (a)	315,343	6,571,748
Burger King Worldwide, Inc. (d)	438,363	11,261,545
McDonald's Corp.	365,223	37,044,569
Starbucks Corp.	324,200	23,744,408
Texas Roadhouse, Inc. Class A	499,685	12,632,037
Yum! Brands, Inc.	366,593	28,341,305
		119,595,612
TOTAL HOTELS, RESTAURANTS & LEISURE		153,583,010
HOUSEHOLD DURABLES - 6.1%
Homebuilding - 2.6%
NVR, Inc. (a)	20,466	22,791,756
Housewares & Specialties - 3.5%
Jarden Corp. (a)	265,561	15,025,441
Tupperware Brands Corp.	192,900	16,149,588
		31,175,029
TOTAL HOUSEHOLD DURABLES		53,966,785
INTERNET & CATALOG RETAIL - 5.1%
Internet Retail - 5.1%
Liberty Interactive Corp. Series A (a)	708,847	20,648,713
priceline.com, Inc. (a)	19,318	24,700,574
		45,349,287
LEISURE PRODUCTS - 2.8%
Leisure Products - 2.8%
Brunswick Corp.	279,700	12,055,070
Smith & Wesson Holding Corp. (a)(d)	776,900	12,337,172
		24,392,242
MEDIA - 24.6%
Broadcasting - 1.2%
Liberty Media Corp. Class A (a)	84,900	10,793,337

	Shares	Value
Cable & Satellite - 7.7%
DIRECTV (a)	315,086	$ 25,975,690
Liberty Global PLC:
Class A (a)	782,144	35,212,123
Class C	164,444	7,038,203
		68,226,016
Movies & Entertainment - 15.7%
The Walt Disney Co.	586,847	49,301,019
Time Warner, Inc.	308,805	21,563,853
Twenty-First Century Fox, Inc. Class A	1,021,689	36,178,007
Viacom, Inc. Class B (non-vtg.)	376,000	32,084,080
		139,126,959
TOTAL MEDIA		218,146,312
MULTILINE RETAIL - 8.8%
Department Stores - 1.6%
Dillard's, Inc. Class A	125,000	14,093,750
General Merchandise Stores - 7.2%
Dollar General Corp. (a)	571,941	30,758,987
Dollar Tree, Inc. (a)	555,931	29,481,021
Target Corp.	59,611	3,383,520
		63,623,528
TOTAL MULTILINE RETAIL		77,717,278
SPECIALTY RETAIL - 16.9%
Apparel Retail - 8.0%
Abercrombie & Fitch Co. Class A (d)	81,708	3,105,721
Foot Locker, Inc.	372,596	17,951,675
Ross Stores, Inc.	433,934	29,702,782
TJX Companies, Inc.	368,695	20,075,443
		70,835,621
Home Improvement Retail - 1.8%
Lowe's Companies, Inc.	349,647	16,461,381
Homefurnishing Retail - 1.1%
Williams-Sonoma, Inc.	140,273	9,387,069
Specialty Stores - 6.0%
Cabela's, Inc. Class A (a)(d)	266,633	16,325,939
Dick's Sporting Goods, Inc.	188,157	8,363,579
PetSmart, Inc.	180,272	10,360,232
Sally Beauty Holdings, Inc. (a)	698,004	17,882,862
		52,932,612
TOTAL SPECIALTY RETAIL		149,616,683
TEXTILES, APPAREL & LUXURY GOODS - 11.5%
Apparel, Accessories & Luxury Goods - 7.8%
PVH Corp.	146,152	19,237,988
Ralph Lauren Corp.	158,530	24,331,184
Common Stocks - continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - CONTINUED
Apparel, Accessories & Luxury Goods - continued
Swatch Group AG (Bearer) (Reg.)	130,529	$ 14,321,021
VF Corp.	172,738	10,885,949
		68,776,142
Footwear - 3.7%
NIKE, Inc. Class B	339,475	26,109,022
Wolverine World Wide, Inc.	280,110	7,246,446
		33,355,468
TOTAL TEXTILES, APPAREL & LUXURY GOODS		102,131,610
TOTAL COMMON STOCKS (Cost $765,392,181)		878,191,167
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.10% (b)	8,522,293	8,522,293
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	31,814,600	31,814,600
TOTAL MONEY MARKET FUNDS (Cost $40,336,893)		40,336,893
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $805,729,074)		918,528,060
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(33,014,886)
NET ASSETS - 100%		$ 885,513,174
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,420
Fidelity Securities Lending Cash Central Fund	44,404
Total	$ 48,824
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $807,783,406. Net unrealized appreciation aggregated $110,744,654, of which $123,969,642 related to appreciated investment securities and $13,224,988 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrials Portfolio

May 31, 2014

1.802164.110

CYC-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
AEROSPACE & DEFENSE - 21.7%
Aerospace & Defense - 21.7%
Alliant Techsystems, Inc.	135,500	$ 17,112,295
Curtiss-Wright Corp.	72,499	4,830,608
General Dynamics Corp.	386,998	45,712,204
Honeywell International, Inc.	575,934	53,648,252
Meggitt PLC	467,300	3,795,032
Teledyne Technologies, Inc. (a)	112,753	10,685,602
Textron, Inc.	357,400	14,017,228
The Boeing Co.	595,298	80,514,055
Triumph Group, Inc.	115,117	7,977,608
United Technologies Corp.	708,071	82,292,011
		320,584,895
AIR FREIGHT & LOGISTICS - 4.5%
Air Freight & Logistics - 4.5%
C.H. Robinson Worldwide, Inc.	100,000	5,986,000
FedEx Corp.	419,975	60,543,596
		66,529,596
AIRLINES - 3.5%
Airlines - 3.5%
American Airlines Group, Inc.	566,259	22,740,961
Delta Air Lines, Inc.	735,773	29,364,700
		52,105,661
AUTO COMPONENTS - 1.2%
Auto Parts & Equipment - 1.2%
Johnson Controls, Inc.	382,077	18,477,244
BUILDING PRODUCTS - 2.4%
Building Products - 2.4%
A.O. Smith Corp.	467,639	23,092,014
Aspen Aerogels, Inc. warrants 3/28/23 (a)(e)	4,617,874	166,243
Lennox International, Inc.	148,572	12,616,734
		35,874,991
COMMERCIAL SERVICES & SUPPLIES - 2.3%
Diversified Support Services - 0.7%
KAR Auction Services, Inc.	325,600	9,943,824
Environmental & Facility Services - 1.2%
Waste Connections, Inc.	398,513	18,160,237
Office Services & Supplies - 0.4%
West Corp.	205,300	5,502,040
TOTAL COMMERCIAL SERVICES & SUPPLIES		33,606,101
CONSTRUCTION & ENGINEERING - 3.9%
Construction & Engineering - 3.9%
EMCOR Group, Inc.	362,088	16,120,158
Jacobs Engineering Group, Inc. (a)	216,800	11,939,176

	Shares	Value
MasTec, Inc. (a)	414,579	$ 14,924,844
Tutor Perini Corp. (a)	496,693	15,213,707
		58,197,885
ELECTRICAL EQUIPMENT - 9.2%
Electrical Components & Equipment - 8.4%
Eaton Corp. PLC	426,923	31,459,956
Emerson Electric Co.	534,578	35,672,390
EnerSys	54,300	3,748,872
Generac Holdings, Inc.	247,810	12,063,391
Hubbell, Inc. Class B	168,993	19,772,181
Rockwell Automation, Inc.	171,235	20,733,134
		123,449,924
Heavy Electrical Equipment - 0.8%
Babcock & Wilcox Co.	384,200	12,417,344
TOTAL ELECTRICAL EQUIPMENT		135,867,268
INDUSTRIAL CONGLOMERATES - 9.0%
Industrial Conglomerates - 9.0%
Danaher Corp.	949,141	74,441,129
General Electric Co.	2,214,684	59,331,384
		133,772,513
MACHINERY - 20.8%
Agricultural & Farm Machinery - 1.2%
Deere & Co.	199,750	18,211,208
Construction Machinery & Heavy Trucks - 9.6%
Caterpillar, Inc.	591,296	60,448,190
Cummins, Inc.	195,878	29,955,623
Manitowoc Co., Inc.	1,047,543	28,336,038
Oshkosh Truck Corp.	145,382	7,857,897
Terex Corp.	38,300	1,473,018
Wabtec Corp.	168,187	13,243,044
		141,313,810
Industrial Machinery - 10.0%
Crane Co.	95,100	7,047,861
Dover Corp.	155,492	13,555,793
GEA Group AG	132,798	5,712,200
Global Brass & Copper Holdings, Inc.	188,677	3,041,473
Hyster-Yale Materials Handling Class A	94,000	7,903,520
IDEX Corp.	189,498	14,530,707
ITT Corp.	256,365	11,198,023
Kennametal, Inc.	116,758	5,258,780
Mueller Industries, Inc.	150,494	4,337,237
Pall Corp.	159,829	13,543,909
Parker Hannifin Corp.	154,102	19,298,193
Timken Co.	165,969	10,658,529
Valmont Industries, Inc.	207,038	32,080,538
		148,166,763
TOTAL MACHINERY		307,691,781
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 1.8%
Oil & Gas Storage & Transport - 1.8%
Golar LNG Ltd. (NASDAQ)	329,600	$ 15,342,880
Navigator Holdings Ltd. (a)	30,455	747,366
Scorpio Tankers, Inc.	1,086,008	9,850,093
		25,940,339
PROFESSIONAL SERVICES - 8.6%
Human Resource & Employment Services - 2.7%
Towers Watson & Co.	361,828	40,709,268
Research & Consulting Services - 5.9%
CRA International, Inc. (a)	141,244	3,163,866
Dun & Bradstreet Corp.	260,717	26,919,030
Huron Consulting Group, Inc. (a)	237,908	16,149,195
Nielsen Holdings B.V. (d)	441,351	21,299,599
Verisk Analytics, Inc. (a)	329,250	19,488,308
		87,019,998
TOTAL PROFESSIONAL SERVICES		127,729,266
ROAD & RAIL - 6.5%
Railroads - 4.3%
Union Pacific Corp.	317,056	63,179,749
Trucking - 2.2%
J.B. Hunt Transport Services, Inc.	415,820	32,292,581
TOTAL ROAD & RAIL		95,472,330
TRADING COMPANIES & DISTRIBUTORS - 2.7%
Trading Companies & Distributors - 2.7%
Houston Wire & Cable Co.	7,291	86,398
W.W. Grainger, Inc.	67,750	17,504,568
WESCO International, Inc. (a)	260,166	22,223,380
		39,814,346
TOTAL COMMON STOCKS (Cost $1,142,568,590)		1,451,664,216
Convertible Bonds - 0.3%
	Principal Amount
BUILDING PRODUCTS - 0.3%
Building Products - 0.3%
Aspen Aerogels, Inc.:
8% 3/28/16 (e)	$ 125,744	183,587

	Principal Amount	Value
8% 6/1/16 (e)	$ 1,444,680	$ 2,109,232
8% 12/6/16 (e)	1,303,017	1,902,405
8% 12/6/16 (e)	271,623	396,570
(Cost $3,145,018)		4,591,794
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	19,741,756	19,741,756
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	21,276,000	21,276,000
TOTAL MONEY MARKET FUNDS (Cost $41,017,756)		41,017,756
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,186,731,364)		1,497,273,766
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(17,318,232)
NET ASSETS - 100%		$ 1,479,955,534
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,758,037 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. warrants 3/28/23	5/6/13	$ 46
Aspen Aerogels, Inc. 8% 3/28/16	5/6/13 - 12/31/13	$ 125,699
Aspen Aerogels, Inc. 8% 6/1/16	6/14/11 - 12/31/13	$ 1,444,679
Aspen Aerogels, Inc. 8% 12/6/16	12/6/11 - 12/31/13	$ 1,574,640
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,091
Fidelity Securities Lending Cash Central Fund	5,308
Total	$ 11,399
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,451,664,216	$ 1,451,497,973	$ -	$ 166,243
Convertible Bonds	4,591,794	-	-	4,591,794
Money Market Funds	41,017,756	41,017,756	-	-
Total Investments in Securities:	$ 1,497,273,766	$ 1,492,515,729	$ -	$ 4,758,037
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $1,188,326,093. Net unrealized appreciation aggregated $308,947,673, of which $318,613,877 related to appreciated investment securities and $9,666,204 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Defense and Aerospace Portfolio

May 31, 2014

1.802165.110

DEF-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
AEROSPACE & DEFENSE - 97.7%
Aerospace & Defense - 97.7%
Alliant Techsystems, Inc.	245,343	$ 30,984,367
BAE Systems PLC	3,368,097	23,886,551
Esterline Technologies Corp. (a)	264,134	29,437,734
Exelis, Inc.	1,778,815	30,382,160
General Dynamics Corp.	88,000	10,394,560
HEICO Corp.	241,725	12,591,455
Honeywell International, Inc.	407,776	37,984,334
Huntington Ingalls Industries, Inc.	474,976	47,416,854
L-3 Communications Holdings, Inc.	333,018	40,351,791
Meggitt PLC	4,958,787	40,271,246
Precision Castparts Corp.	58,494	14,797,812
Raytheon Co.	163,856	15,987,430
Rockwell Collins, Inc.	113,500	8,971,040
Safran SA (d)	321,800	21,838,771
Teledyne Technologies, Inc. (a)	359,026	34,024,894
Textron, Inc.	1,200,300	47,075,766
The Boeing Co.	1,163,231	157,326,993
TransDigm Group, Inc.	191,233	36,087,579
Triumph Group, Inc.	605,835	41,984,366
United Technologies Corp.	1,678,101	195,028,900
		876,824,603
CHEMICALS - 1.4%
Specialty Chemicals - 1.4%
Cytec Industries, Inc.	126,916	12,609,105
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
AMETEK, Inc.	599	31,795
METALS & MINING - 0.0%
Steel - 0.0%
Carpenter Technology Corp.	200	12,498
TOTAL COMMON STOCKS (Cost $611,634,031)		889,478,001
Nonconvertible Preferred Stocks - 0.1%
	Shares	Value
AEROSPACE & DEFENSE - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce Group PLC (C Shares) (Cost $288,245)	177,567,124	$ 297,638
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.10% (b)	5,231,387	5,231,387
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	22,726,800	22,726,800
TOTAL MONEY MARKET FUNDS (Cost $27,958,187)		27,958,187
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $639,880,463)		917,733,826
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(20,320,264)
NET ASSETS - 100%		$ 897,413,562
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,783
Fidelity Securities Lending Cash Central Fund	15,362
Total	$ 17,145
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $640,246,645. Net unrealized appreciation aggregated $277,487,181, of which $286,166,190 related to appreciated investment securities and $8,679,009 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Telecommunications Portfolio
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Telecommunications Portfolio

1.851743.107

ATLC-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.5%
Communications Equipment - 0.5%
Ruckus Wireless, Inc. (a)	191,900	$ 2,072,520
DIVERSIFIED TELECOMMUNICATION SERVICES - 61.1%
Alternative Carriers - 15.7%
8x8, Inc. (a)	811,386	6,101,623
Cogent Communications Group, Inc.	455,768	16,713,013
inContact, Inc. (a)	599,323	5,076,266
Iridium Communications, Inc. (a)(d)	615,576	4,875,362
Level 3 Communications, Inc. (a)	142,916	6,238,283
Lumos Networks Corp.	561,278	8,464,072
Premiere Global Services, Inc. (a)	467,783	6,085,857
Towerstream Corp. (a)(d)	830,224	1,610,635
TW Telecom, Inc. (a)	299,417	9,817,883
Vonage Holdings Corp. (a)	1,070,571	4,068,170
		69,051,164
Integrated Telecommunication Services - 45.4%
AT&T, Inc.	973,850	34,542,460
Atlantic Tele-Network, Inc.	111,900	6,246,258
Bezeq The Israeli Telecommunication Corp. Ltd.	1,760,100	3,156,380
CenturyLink, Inc.	534,478	20,133,786
Cincinnati Bell, Inc. (a)	1,187,414	4,690,285
Consolidated Communications Holdings, Inc.	78,098	1,594,761
Frontier Communications Corp. (d)	1,299,783	7,525,744
General Communications, Inc.Class A (a)	169,796	1,925,487
Hawaiian Telcom Holdco, Inc. (a)	82,665	2,308,833
IDT Corp. Class B	135,281	2,242,959
Telenor ASA	45,400	1,076,161
Verizon Communications, Inc.	2,170,897	108,458,012
Windstream Holdings, Inc. (d)	581,882	5,568,611
		199,469,737
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		268,520,901
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
EarthLink Holdings Corp.	222,700	810,628
Rackspace Hosting, Inc. (a)	43,500	1,587,315
		2,397,943
IT SERVICES - 0.5%
IT Consulting & Other Services - 0.5%
Interxion Holding N.V. (a)	87,400	2,297,746
MEDIA - 6.7%
Broadcasting - 0.6%
Gray Television, Inc. (a)	230,600	2,638,064

	Shares	Value
Cable & Satellite - 6.1%
Comcast Corp. Class A (special) (non-vtg.)	41,200	$ 2,135,808
DIRECTV (a)	65,500	5,399,820
Liberty Global PLC Class C	109,936	4,705,261
Time Warner Cable, Inc.	104,300	14,722,988
		26,963,877
TOTAL MEDIA		29,601,941
REAL ESTATE INVESTMENT TRUSTS - 5.2%
Office REITs - 0.7%
CyrusOne, Inc.	135,800	3,107,104
Specialized REITs - 4.5%
American Tower Corp.	219,190	19,646,000
TOTAL REAL ESTATE INVESTMENT TRUSTS		22,753,104
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
Semiconductors - 0.5%
Broadcom Corp. Class A	67,831	2,161,774
SOFTWARE - 0.9%
Application Software - 0.4%
Comverse, Inc. (a)	43,800	1,084,050
Interactive Intelligence Group, Inc. (a)	13,500	684,315
		1,768,365
Systems Software - 0.5%
Rovi Corp. (a)	81,200	1,962,604
TOTAL SOFTWARE		3,730,969
WIRELESS TELECOMMUNICATION SERVICES - 20.6%
Wireless Telecommunication Services - 20.6%
Boingo Wireless, Inc. (a)(d)	509,245	3,473,051
KDDI Corp.	182,200	10,887,005
Leap Wireless International, Inc. rights	400	1,008
NII Holdings, Inc. (a)(d)	488,492	244,246
NTELOS Holdings Corp. (d)	37,388	468,472
RingCentral, Inc. (d)	46,200	562,254
SBA Communications Corp. Class A (a)	102,756	10,429,734
Shenandoah Telecommunications Co.	84,926	2,344,807
Sprint Corp. (a)(d)	1,811,585	17,300,637
T-Mobile U.S., Inc. (a)	672,097	23,073,090
Telephone & Data Systems, Inc.	624,964	17,317,752
U.S. Cellular Corp.	72,100	3,096,695
Vodafone Group PLC sponsored ADR	39,641	1,387,831
		90,586,582
TOTAL COMMON STOCKS (Cost $366,055,931)		424,123,480
Nonconvertible Preferred Stocks - 0.5%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Integrated Telecommunication Services - 0.5%
Telefonica Brasil SA sponsoredADR (d) (Cost $2,032,804)	105,200	$ 2,115,572
Money Market Funds - 8.1%

Fidelity Cash Central Fund, 0.10% (b)	13,223,919	13,223,919
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	22,535,046	22,535,046
TOTAL MONEY MARKET FUNDS (Cost $35,758,965)		35,758,965
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $403,847,700)		461,998,017
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(22,288,268)
NET ASSETS - 100%		$ 439,709,749
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,081
Fidelity Securities Lending Cash Central Fund	56,476
Total	$ 58,557
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 424,123,480	$ 413,235,467	$ 10,887,005	$ 1,008
Nonconvertible Preferred Stocks	2,115,572	2,115,572	-	-
Money Market Funds	35,758,965	35,758,965	-	-
Total Investments in Securities:	$ 461,998,017	$ 451,110,004	$ 10,887,005	$ 1,008
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $406,946,790. Net unrealized appreciation aggregated $55,051,227, of which $61,722,236 related to appreciated investment securities and $6,671,009 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Materials Portfolio

May 31, 2014

1.802177.110

IND-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CHEMICALS - 66.4%
Commodity Chemicals - 14.7%
Axiall Corp.	1,337,757	$ 61,817,751
Cabot Corp.	993,987	56,209,965
Koppers Holdings, Inc.	219,900	7,991,166
LyondellBasell Industries NV Class A	1,714,996	170,762,152
Methanex Corp.	576,100	33,047,515
		329,828,549
Diversified Chemicals - 12.1%
E.I. du Pont de Nemours & Co.	484,300	33,566,833
Eastman Chemical Co.	1,120,730	98,915,630
FMC Corp.	1,408,136	107,806,892
Huntsman Corp.	1,199,000	32,001,310
		272,290,665
Fertilizers & Agricultural Chemicals - 14.7%
CF Industries Holdings, Inc.	355,762	86,560,452
Monsanto Co.	1,658,830	202,128,435
Potash Corp. of Saskatchewan, Inc. (d)	1,180,620	42,845,520
		331,534,407
Industrial Gases - 7.5%
Airgas, Inc.	386,196	41,060,359
Praxair, Inc.	960,974	127,079,202
		168,139,561
Specialty Chemicals - 17.4%
Celanese Corp. Class A	696,693	43,682,651
Cytec Industries, Inc.	373,014	37,058,941
Ecolab, Inc.	299,320	32,682,751
Ferro Corp. (a)	230,404	2,949,171
Innospec, Inc.	567,685	23,939,276
NewMarket Corp.	99,976	39,141,604
RPM International, Inc.	403,549	17,380,855
Sherwin-Williams Co.	337,354	69,026,002
Sigma Aldrich Corp.	542,421	53,444,741
Symrise AG	174,500	9,458,888
W.R. Grace & Co. (a)	678,340	62,461,547
		391,226,427
TOTAL CHEMICALS		1,493,019,609
CONSTRUCTION MATERIALS - 4.9%
Construction Materials - 4.9%
Eagle Materials, Inc.	515,055	44,794,333
Vulcan Materials Co.	1,085,235	66,166,778
		110,961,111

	Shares	Value
CONTAINERS & PACKAGING - 11.2%
Metal & Glass Containers - 2.4%
Aptargroup, Inc.	476,424	$ 31,725,074
Silgan Holdings, Inc.	429,765	20,985,425
		52,710,499
Paper Packaging - 8.8%
Graphic Packaging Holding Co. (a)	5,485,995	60,291,085
MeadWestvaco Corp.	161,466	6,552,290
Packaging Corp. of America	565,300	39,096,148
Rock-Tenn Co. Class A	918,171	92,762,816
		198,702,339
TOTAL CONTAINERS & PACKAGING		251,412,838
METALS & MINING - 12.4%
Aluminum - 0.8%
Constellium NV (a)	629,400	18,340,716
Diversified Metals & Mining - 5.1%
Copper Mountain Mining Corp. (a)	4,031,527	8,774,697
Freeport-McMoRan Copper & Gold, Inc.	3,118,000	106,167,900
		114,942,597
Gold - 1.7%
Franco-Nevada Corp.	281,800	13,075,125
Royal Gold, Inc.	380,504	23,865,211
		36,940,336
Steel - 4.8%
Allegheny Technologies, Inc.	379,000	15,565,530
Carpenter Technology Corp.	612,333	38,264,689
Nucor Corp.	753,600	38,154,768
Worthington Industries, Inc.	393,572	15,860,952
		107,845,939
TOTAL METALS & MINING		278,069,588
OIL, GAS & CONSUMABLE FUELS - 1.6%
Coal & Consumable Fuels - 1.6%
Peabody Energy Corp.	2,263,737	36,581,990
PAPER & FOREST PRODUCTS - 1.5%
Forest Products - 1.0%
Boise Cascade Co. (a)	863,266	22,583,039
Paper Products - 0.5%
P.H. Glatfelter Co.	369,679	9,729,951
TOTAL PAPER & FOREST PRODUCTS		32,312,990
TOTAL COMMON STOCKS (Cost $1,693,108,395)		2,202,358,126
Convertible Bonds - 0.5%
	Principal Amount	Value
BUILDING PRODUCTS - 0.5%
Building Products - 0.5%
Aspen Aerogels, Inc. 8% 6/1/16 (e) (Cost $7,861,200)	$ 7,861,200	$ 12,289,669
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	22,688,633	22,688,633
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	42,075,191	42,075,191
TOTAL MONEY MARKET FUNDS (Cost $64,763,824)		64,763,824
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,765,733,419)		2,279,411,619
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(31,409,674)
NET ASSETS - 100%		$ 2,248,001,945
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,289,669 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/16	6/1/11	$ 7,861,200
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,947
Fidelity Securities Lending Cash Central Fund	66,490
Total	$ 74,437
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,202,358,126	$ 2,202,358,126	$ -	$ -
Convertible Bonds	12,289,669	-	-	12,289,669
Money Market Funds	64,763,824	64,763,824	-	-
Total Investments in Securities:	$ 2,279,411,619	$ 2,267,121,950	$ -	$ 12,289,669
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $1,767,392,297. Net unrealized appreciation aggregated $512,019,322, of which $534,138,812 related to appreciated investment securities and $22,119,490 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Leisure Portfolio

May 31, 2014

1.802179.110

LEI-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.7%
Diversified Support Services - 0.7%
KAR Auction Services, Inc.	127,400	$ 3,890,796
DIVERSIFIED CONSUMER SERVICES - 2.5%
Education Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	15,000	584,700
Specialized Consumer Services - 2.4%
H&R Block, Inc.	155,800	4,639,724
Steiner Leisure Ltd. (a)	203,644	8,182,416
		12,822,140
TOTAL DIVERSIFIED CONSUMER SERVICES		13,406,840
HOTELS, RESTAURANTS & LEISURE - 93.2%
Casinos & Gaming - 16.4%
Bally Technologies, Inc. (a)	325,500	19,204,500
Las Vegas Sands Corp.	676,876	51,794,552
Melco Crown Entertainment Ltd. sponsored ADR	138,535	4,775,301
MGM China Holdings Ltd.	684,400	2,383,454
Multimedia Games Holding Co., Inc. (a)	18,200	523,250
Penn National Gaming, Inc. (a)	346,533	4,040,575
Sands China Ltd.	56,000	408,103
Wynn Resorts Ltd.	23,700	5,094,789
		88,224,524
Hotels, Resorts & Cruise Lines - 15.1%
Extended Stay America, Inc. unit	319,664	7,064,574
Home Inns & Hotels Management, Inc. sponsored ADR (a)	22,600	712,126
Marriott International, Inc. Class A	320,096	19,724,316
Starwood Hotels & Resorts Worldwide, Inc.	316,100	25,240,585
Wyndham Worldwide Corp.	391,100	28,914,023
		81,655,624
Leisure Facilities - 0.8%
Cedar Fair LP (depositary unit)	78,388	4,078,528
Restaurants - 60.9%
Bloomin' Brands, Inc. (a)	303,152	6,317,688
Bravo Brio Restaurant Group, Inc. (a)	119,869	1,893,930
Brinker International, Inc.	346,800	17,218,620
Chipotle Mexican Grill, Inc. (a)	48,310	26,429,918
Domino's Pizza, Inc.	121,600	8,809,920
Dunkin' Brands Group, Inc.	225,000	10,071,000
Fiesta Restaurant Group, Inc. (a)	108,900	4,385,403
Jack in the Box, Inc.	354,499	20,465,227
McDonald's Corp.	417,795	42,376,947
Noodles & Co. (d)	7,500	249,375
Panera Bread Co. Class A (a)	105,186	16,157,621
Papa John's International, Inc.	101,276	4,392,340
Red Robin Gourmet Burgers, Inc. (a)	88,719	6,394,866

	Shares	Value
Ruth's Hospitality Group, Inc.	544,054	$ 6,664,662
Sonic Corp. (a)	335,113	6,970,350
Starbucks Corp.	1,093,600	80,095,264
Texas Roadhouse, Inc. Class A	252,408	6,380,874
The Cheesecake Factory, Inc.	126,600	5,807,142
Whitbread PLC	40,319	2,829,012
Yum! Brands, Inc.	708,636	54,784,649
		328,694,808
TOTAL HOTELS, RESTAURANTS & LEISURE		502,653,484
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
Facebook, Inc. Class A (a)	13,700	867,210
MEDIA - 2.0%
Broadcasting - 0.5%
CBS Corp. Class B	44,700	2,664,567
Cable & Satellite - 0.5%
DIRECTV (a)	34,725	2,862,729
Movies & Entertainment - 1.0%
Twenty-First Century Fox, Inc. Class A	99,500	3,523,295
Viacom, Inc. Class B (non-vtg.)	19,500	1,663,935
		5,187,230
TOTAL MEDIA		10,714,526
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Specialized REITs - 0.6%
Gaming & Leisure Properties (d)	98,895	3,318,916
SOFTWARE - 0.4%
Application Software - 0.4%
Intuit, Inc.	26,500	2,101,185
TEXTILES, APPAREL & LUXURY GOODS - 0.2%
Footwear - 0.2%
Deckers Outdoor Corp. (a)(d)	13,400	1,035,686
TOTAL COMMON STOCKS (Cost $345,721,406)		537,988,643
Money Market Funds - 0.5%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c) (Cost $2,785,925)	2,785,925	$ 2,785,925
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $348,507,331)		540,774,568
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,403,831)
NET ASSETS - 100%		$ 539,370,737
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,040
Fidelity Securities Lending Cash Central Fund	5,838
Total	$ 6,878
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $352,226,885. Net unrealized appreciation aggregated $188,547,683, of which $197,939,066 related to appreciated investment securities and $9,391,383 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Construction and
Housing Portfolio

May 31, 2014

1.802162.110

HOU-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
BUILDING PRODUCTS - 10.3%
Building Products - 10.3%
A.O. Smith Corp.	144,800	$ 7,150,224
Armstrong World Industries, Inc. (a)	84,400	4,479,108
Fortune Brands Home & Security, Inc.	235,800	9,427,284
Masco Corp.	564,100	12,015,330
Tarkett SA	38,224	1,598,062
		34,670,008
CONSTRUCTION & ENGINEERING - 15.1%
Construction & Engineering - 15.1%
AECOM Technology Corp. (a)	238,600	7,668,604
EMCOR Group, Inc.	198,600	8,841,672
Jacobs Engineering Group, Inc. (a)	234,950	12,938,697
MasTec, Inc. (a)(d)	189,200	6,811,200
Quanta Services, Inc. (a)	302,700	10,276,665
Tutor Perini Corp. (a)	133,861	4,100,162
		50,637,000
CONSTRUCTION MATERIALS - 6.4%
Construction Materials - 6.4%
Eagle Materials, Inc.	106,800	9,288,396
Vulcan Materials Co.	197,765	12,057,732
		21,346,128
ELECTRICAL EQUIPMENT - 1.4%
Electrical Components & Equipment - 0.7%
Generac Holdings, Inc.	48,926	2,381,718
Heavy Electrical Equipment - 0.7%
Babcock & Wilcox Co.	74,500	2,407,840
TOTAL ELECTRICAL EQUIPMENT		4,789,558
HOUSEHOLD DURABLES - 12.0%
Homebuilding - 12.0%
KB Home (d)	540,700	8,910,736
Lennar Corp. Class A (d)	302,928	12,389,755
PulteGroup, Inc.	336,400	6,579,984
Ryland Group, Inc.	163,970	6,181,669
Taylor Morrison Home Corp. (a)	149,318	3,180,473
Taylor Wimpey PLC	1,670,000	3,031,592
		40,274,209
PAPER & FOREST PRODUCTS - 1.4%
Forest Products - 1.4%
Boise Cascade Co. (a)	174,300	4,559,688
REAL ESTATE INVESTMENT TRUSTS - 15.5%
Residential REITs - 15.1%
American Homes 4 Rent Class A	200,900	3,539,858
Apartment Investment & Management Co. Class A	102,271	3,219,491
AvalonBay Communities, Inc.	31,659	4,490,513
Essex Property Trust, Inc.	81,288	14,709,876

	Shares	Value
Mid-America Apartment Communities, Inc.	178,465	$ 12,911,943
UDR, Inc.	421,900	11,610,688
		50,482,369
Specialized REITs - 0.4%
Weyerhaeuser Co.	47,100	1,479,882
TOTAL REAL ESTATE INVESTMENT TRUSTS		51,962,251
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.0%
Real Estate Operating Companies - 2.0%
Forest City Enterprises, Inc. Class A (a)	361,700	6,883,151
SPECIALTY RETAIL - 34.3%
Computer & Electronics Retail - 0.8%
Best Buy Co., Inc.	97,262	2,690,267
Home Improvement Retail - 33.5%
Home Depot, Inc.	1,019,861	81,823,447
Lowe's Companies, Inc.	645,534	30,391,741
		112,215,188
TOTAL SPECIALTY RETAIL		114,905,455
TOTAL COMMON STOCKS (Cost $240,115,375)		330,027,448
Convertible Preferred Stocks - 1.2%

HOUSEHOLD DURABLES - 1.2%
Homebuilding - 1.2%
Blu Homes, Inc. Series A, 5.00% (e) (Cost $4,000,001)	865,801	4,000,001
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 0.10% (b)	858,258	858,258
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	12,196,250	12,196,250
TOTAL MONEY MARKET FUNDS (Cost $13,054,508)		13,054,508
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $257,169,884)		347,081,957
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(11,750,396)
NET ASSETS - 100%		$ 335,331,561
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,000,001 or 1.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 4,000,001
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 259
Fidelity Securities Lending Cash Central Fund	6,544
Total	$ 6,803
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 330,027,448	$ 330,027,448	$ -	$ -
Convertible Preferred Stocks	4,000,001	-	-	4,000,001
Money Market Funds	13,054,508	13,054,508	-	-
Total Investments in Securities:	$ 347,081,957	$ 343,081,956	$ -	$ 4,000,001
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$ 4,000,001
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,000,001
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2014	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $258,116,924. Net unrealized appreciation aggregated $88,965,033, of which $89,980,621 related to appreciated investment securities and $1,015,588 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 05/31/14	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Convertible Preferred Stocks	$ 4,000,001	Last transaction price	Liquidity preference	$ 4.62	Increase

* Represents the expected directional change in fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Gas Portfolio

May 31, 2014

1.802183.110

GAS-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 20.6%
Oil & Gas Drilling - 2.1%
Ensco PLC Class A	65,000	$ 3,422,900
Precision Drilling Corp.	781,500	10,140,833
Rowan Companies PLC	153,000	4,736,880
Savanna Energy Services Corp. (d)	783,000	5,921,424
		24,222,037
Oil & Gas Equipment & Services - 18.5%
Baker Hughes, Inc.	414,700	29,244,644
Cameron International Corp. (a)	301,200	19,261,740
Compagnie Generale de Geophysique SA (a)	153,700	2,074,210
Era Group, Inc. (a)	186,400	5,446,608
Halliburton Co.	1,142,902	73,877,185
National Oilwell Varco, Inc.	138,100	11,306,247
Schlumberger Ltd.	203,500	21,172,140
Superior Energy Services, Inc.	343,300	11,394,127
Trican Well Service Ltd.	560,500	8,591,266
Weatherford International Ltd. (a)	1,364,300	29,591,667
		211,959,834
TOTAL ENERGY EQUIPMENT & SERVICES		236,181,871
GAS UTILITIES - 4.1%
Gas Utilities - 4.1%
AGL Resources, Inc.	790,300	42,186,214
ONE Gas, Inc.	125,950	4,613,549
		46,799,763
MULTI-UTILITIES - 3.5%
Multi-Utilities - 3.5%
CenterPoint Energy, Inc.	648,700	15,646,644
NiSource, Inc.	649,500	24,271,815
		39,918,459
OIL, GAS & CONSUMABLE FUELS - 67.4%
Coal & Consumable Fuels - 0.7%
CONSOL Energy, Inc.	191,100	8,440,887
Integrated Oil & Gas - 6.7%
Hess Corp.	358,300	32,712,790
Husky Energy, Inc. (d)	806,200	27,190,569
Suncor Energy, Inc.	442,000	17,010,661
		76,914,020
Oil & Gas Exploration & Production - 43.3%
Anadarko Petroleum Corp.	198,800	20,448,568
Bellatrix Exploration Ltd. (a)	1,259,100	11,031,495

	Shares	Value
Cabot Oil & Gas Corp.	714,624	$ 25,897,974
Canadian Natural Resources Ltd.	1,498,100	60,971,275
Chesapeake Energy Corp.	1,509,900	43,364,328
Cimarex Energy Co.	108,200	13,971,866
Crew Energy, Inc. (a)	578,500	5,564,655
Crown Point Energy, Inc. (a)(e)	181,658	129,002
Devon Energy Corp.	1,137,146	84,035,088
Emerald Oil, Inc. warrants 2/4/16 (a)	15,002	0
Encana Corp.	2,315,300	53,916,190
Energy XXI (Bermuda) Ltd.	69,900	1,499,355
EOG Resources, Inc.	282,170	29,853,586
EQT Corp.	68,200	7,289,216
Lekoil Ltd. (a)(d)	5,680,000	6,902,592
Marathon Oil Corp.	537,700	19,712,082
Murphy Oil Corp.	296,900	18,309,823
Painted Pony Petroleum Ltd. (a)	247,300	2,622,844
Paramount Resources Ltd. Class A (a)	16,100	847,095
PDC Energy, Inc. (a)	155,000	9,949,450
Penn West Petroleum Ltd.	465,800	4,325,930
Range Resources Corp.	46,600	4,331,470
Resolute Energy Corp. (a)(d)	562,600	4,680,832
Southwestern Energy Co. (a)	1,021,100	46,429,417
Surge Energy, Inc. (d)	2,238,500	13,935,142
Whitecap Resources, Inc. (d)	459,200	6,297,431
		496,316,706
Oil & Gas Refining & Marketing - 3.2%
Marathon Petroleum Corp.	158,800	14,195,132
Phillips 66 Co.	118,300	10,030,657
Tesoro Corp.	220,900	12,414,580
		36,640,369
Oil & Gas Storage & Transport - 13.5%
Boardwalk Pipeline Partners, LP	1,266,900	22,158,081
Dorian Lpg Ltd.	319,800	6,495,138
Dynagas LNG Partners LP	271,542	6,525,154
Enbridge, Inc. (d)	100,200	4,761,880
GasLog Ltd.	468,700	10,944,145
Golar LNG Ltd. (NASDAQ)	58,600	2,727,830
Navigator Holdings Ltd. (a)	215,200	5,281,008
ONEOK, Inc.	154,100	9,937,909
Spectra Energy Corp.	905,700	36,753,306
The Williams Companies, Inc.	79,900	3,752,104
TransCanada Corp.	963,300	44,846,799
		154,183,354
TOTAL OIL, GAS & CONSUMABLE FUELS		772,495,336
TOTAL COMMON STOCKS (Cost $989,483,390)		1,095,395,429
Money Market Funds - 7.8%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	50,233,166	$ 50,233,166
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	38,790,089	38,790,089
TOTAL MONEY MARKET FUNDS (Cost $89,023,255)		89,023,255
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $1,078,506,645)		1,184,418,684
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(38,717,753)
NET ASSETS - 100%		$ 1,145,700,931
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $129,002 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,493
Fidelity Securities Lending Cash Central Fund	105,957
Total	$ 114,450
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $1,079,508,437. Net unrealized appreciation aggregated $104,910,247, of which $113,879,009 related to appreciated investment securities and $8,968,762 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer Finance Portfolio

May 31, 2014

1.802175.110

SAV-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
BANKS - 16.1%
Diversified Banks - 13.2%
Bank of America Corp.	329,300	$ 4,985,602
Citigroup, Inc.	57,900	2,754,303
JPMorgan Chase & Co.	114,900	6,384,993
U.S. Bancorp	233,300	9,842,927
Wells Fargo & Co.	100	5,078
		23,972,903
Regional Banks - 2.9%
PNC Financial Services Group, Inc.	51,600	4,399,932
TCF Financial Corp.	46,900	745,241
		5,145,173
TOTAL BANKS		29,118,076
CAPITAL MARKETS - 1.8%
Investment Banking & Brokerage - 1.8%
E*TRADE Financial Corp. (a)	161,700	3,293,829
COMMERCIAL SERVICES & SUPPLIES - 1.1%
Diversified Support Services - 1.1%
Intrum Justitia AB	61,000	1,898,730
CONSUMER FINANCE - 29.2%
Consumer Finance - 29.2%
American Express Co.	124,000	11,346,000
Capital One Financial Corp.	198,000	15,620,221
Cash America International, Inc.	37,885	1,799,916
Credit Acceptance Corp. (a)	14,000	1,828,400
Discover Financial Services	136,900	8,094,897
EZCORP, Inc. (non-vtg.) Class A (a)	75,600	923,832
First Cash Financial Services, Inc. (a)	39,200	2,058,784
Navient Corp.	170,700	2,697,060
Nelnet, Inc. Class A (d)	30,200	1,243,334
Santander Consumer U.S.A. Holdings, Inc.	7,000	137,550
SLM Corp.	744,100	6,406,701
Springleaf Holdings, Inc.	38,300	898,901
		53,055,596
DIVERSIFIED FINANCIAL SERVICES - 0.3%
Specialized Finance - 0.3%
PHH Corp. (a)	19,100	486,477
IT SERVICES - 20.9%
Data Processing & Outsourced Services - 20.9%
Alliance Data Systems Corp. (a)	18,100	4,634,505
EVERTEC, Inc.	20,700	494,937
Fidelity National Information Services, Inc.	87,800	4,754,370
FleetCor Technologies, Inc. (a)	13,800	1,744,458
MasterCard, Inc. Class A	145,100	11,092,895

	Shares	Value
Total System Services, Inc.	104,900	$ 3,174,274
Visa, Inc. Class A	56,284	12,091,492
		37,986,931
REAL ESTATE INVESTMENT TRUSTS - 12.1%
Mortgage REITs - 12.1%
Altisource Residential Corp. Class B	35,600	992,884
American Capital Agency Corp.	394,600	9,363,858
Annaly Capital Management, Inc.	74,800	881,892
Capstead Mortgage Corp.	42,500	559,725
Chimera Investment Corp.	565,900	1,782,585
Hatteras Financial Corp.	122,700	2,489,583
Invesco Mortgage Capital, Inc.	85,857	1,524,820
MFA Financial, Inc.	223,900	1,842,697
New Residential Investment Corp.	86,000	545,240
Redwood Trust, Inc. (d)	100,200	1,952,898
		21,936,182
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
Real Estate Services - 0.7%
Altisource Portfolio Solutions SA (a)	11,500	1,267,415
THRIFTS & MORTGAGE FINANCE - 16.8%
Thrifts & Mortgage Finance - 16.8%
BofI Holding, Inc. (a)	4,500	345,735
Capitol Federal Financial, Inc.	64,900	785,290
EverBank Financial Corp. (d)	76,600	1,459,230
Flagstar Bancorp, Inc. (a)	300	5,103
Hudson City Bancorp, Inc.	465,085	4,543,880
MGIC Investment Corp. (a)	487,428	4,133,389
Nationstar Mortgage Holdings, Inc. (a)(d)	57,300	2,003,208
New York Community Bancorp, Inc. (d)	283,000	4,324,240
Northfield Bancorp, Inc.	200	2,602
Ocwen Financial Corp. (a)	109,700	3,847,179
People's United Financial, Inc.	185,400	2,664,198
Provident Financial Services, Inc.	8,000	135,440
Radian Group, Inc. (d)	236,965	3,417,035
TFS Financial Corp. (a)	140,400	1,892,592
Washington Federal, Inc.	44,600	929,018
		30,488,139
TOTAL COMMON STOCKS (Cost $138,931,100)		179,531,375
Money Market Funds - 7.5%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	3,535,119	$ 3,535,119
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	10,079,650	10,079,650
TOTAL MONEY MARKET FUNDS (Cost $13,614,769)		13,614,769
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $152,545,869)		193,146,144
NET OTHER ASSETS (LIABILITIES) - (6.5)%		(11,725,682)
NET ASSETS - 100%		$ 181,420,462
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 395
Fidelity Securities Lending Cash Central Fund	43,026
Total	$ 43,421
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $152,632,089. Net unrealized appreciation aggregated $40,514,055, of which $42,158,928 related to appreciated investment securities and $1,644,873 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Insurance Portfolio

May 31, 2014

1.802178.110

PRC-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 2.1%
Multi-Sector Holdings - 2.1%
Berkshire Hathaway, Inc. Class B (a)	67,100	$ 8,611,614
INSURANCE - 97.5%
Insurance Brokers - 11.0%
Aon PLC	56,400	5,072,616
Arthur J. Gallagher & Co.	192,100	8,803,943
Brown & Brown, Inc.	144,400	4,359,436
Marsh & McLennan Companies, Inc.	498,300	25,049,541
Willis Group Holdings PLC	43,000	1,803,420
		45,088,956
Life & Health Insurance - 27.0%
AFLAC, Inc.	351,900	21,546,837
American Equity Investment Life Holding Co.	600	13,512
Citizens, Inc. Class A (a)	1,300	8,671
FBL Financial Group, Inc. Class A	300	13,113
Kansas City Life Insurance Co.	200	8,640
Lincoln National Corp.	11,300	541,948
MetLife, Inc.	683,275	34,799,196
National Western Life Insurance Co. Class A	100	24,471
Primerica, Inc.	59,500	2,679,880
Principal Financial Group, Inc.	293,000	13,703,610
Protective Life Corp.	13,200	690,360
Prudential Financial, Inc.	243,589	20,013,272
StanCorp Financial Group, Inc.	31,600	1,899,160
Torchmark Corp.	57,100	4,621,103
Unum Group	308,200	10,451,062
		111,014,835
Multi-Line Insurance - 16.2%
American Financial Group, Inc.	500	29,190
American International Group, Inc.	822,500	44,472,577
American International Group, Inc. warrants 1/19/21 (a)	56,569	1,397,254
Assurant, Inc.	19,800	1,342,638
Hartford Financial Services Group, Inc.	316,600	10,970,190
Horace Mann Educators Corp.	900	26,289
Loews Corp.	95,700	4,127,541
Zurich Insurance Group AG	13,780	4,134,769
		66,500,448
Property & Casualty Insurance - 37.2%
ACE Ltd.	301,649	31,284,018
Allied World Assurance Co. Holdings Ltd.	178,900	6,708,750
Allstate Corp.	349,100	20,338,566
Amerisafe, Inc.	800	30,808
Amtrust Financial Services, Inc. (d)	31,600	1,349,320
Arch Capital Group Ltd. (a)	800	45,544
Argo Group International Holdings, Ltd.	18,100	876,945
Aspen Insurance Holdings Ltd.	1,400	64,330

	Shares	Value
Assured Guaranty Ltd.	112,900	$ 2,757,018
Axis Capital Holdings Ltd.	17,000	781,830
Baldwin & Lyons, Inc. Class B	400	10,196
Beazley PLC	280,296	1,149,209
Catlin Group Ltd.	118,800	1,042,459
Cincinnati Financial Corp.	1,300	63,726
Donegal Group, Inc. Class A	100	1,459
EMC Insurance Group	300	9,264
Employers Holdings, Inc.	800	16,824
Erie Indemnity Co. Class A	1,300	98,449
esure Group PLC	404,700	1,804,433
Fidelity National Financial, Inc. Class A	191,900	6,397,946
First American Financial Corp.	67,600	1,894,152
Global Indemnity PLC (a)	300	7,932
Hanover Insurance Group, Inc.	49,700	2,984,485
HCI Group, Inc.	1,000	38,770
Hilltop Holdings, Inc. (a)	500	10,375
Hiscox Ltd.	187,328	2,136,765
Infinity Property & Casualty Corp.	140	8,961
Markel Corp. (a)	8,000	5,121,760
MBIA, Inc. (a)	900	10,584
Meadowbrook Insurance Group, Inc.	700	4,767
Mercury General Corp.	200	9,430
National Interstate Corp.	700	19,803
Navigators Group, Inc. (a)	400	24,924
OneBeacon Insurance Group Ltd.	200	3,058
ProAssurance Corp.	110,400	5,017,680
Progressive Corp.	240,200	6,012,206
Selective Insurance Group, Inc.	133,800	3,180,426
State Auto Financial Corp.	1,900	41,059
Stewart Information Services Corp.	700	22,456
The Chubb Corp.	220,758	20,455,436
The Travelers Companies, Inc.	295,400	27,605,130
Tower Group International Ltd.	3,700	7,955
United Fire Group, Inc.	600	16,650
W.R. Berkley Corp.	32,600	1,452,982
XL Group PLC Class A	50,400	1,635,984
		152,554,824
Reinsurance - 6.1%
Alleghany Corp. (a)	25	10,528
Enstar Group Ltd. (a)	200	28,180
Everest Re Group Ltd.	14,600	2,336,292
Greenlight Capital Re, Ltd. (a)	1,100	34,859
Maiden Holdings Ltd.	700	8,568
Montpelier Re Holdings Ltd.	1,100	34,584
Muenchener Rueckversicherungs AG	15,500	3,435,547
PartnerRe Ltd.	19,200	2,061,504
Reinsurance Group of America, Inc.	85,333	6,669,627
RenaissanceRe Holdings Ltd.	44,878	4,674,941
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Reinsurance - continued
Third Point Reinsurance Ltd.	36,500	$ 556,625
Validus Holdings Ltd.	143,800	5,368,054
		25,219,309
TOTAL INSURANCE		400,378,372
TOTAL COMMON STOCKS (Cost $323,133,305)		408,989,986
Money Market Funds - 0.5%

Fidelity Cash Central Fund, 0.10% (b)	1,196,863	1,196,863
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	1,049,800	1,049,800
TOTAL MONEY MARKET FUNDS (Cost $2,246,663)		2,246,663
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $325,379,968)		411,236,649
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(595,557)
NET ASSETS - 100%		$ 410,641,092
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 384
Fidelity Securities Lending Cash Central Fund	11,982
Total	$ 12,366
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $326,775,525. Net unrealized appreciation aggregated $84,461,124, of which $85,899,276 related to appreciated investment securities and $1,438,152 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Software and

Computer Services Portfolio

May 31, 2014

1.802189.110

SOF-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CAPITAL MARKETS - 0.2%
Asset Management & Custody Banks - 0.2%
ICG Group, Inc. (a)	367,789	$ 7,105,683
COMMUNICATIONS EQUIPMENT - 1.1%
Communications Equipment - 1.1%
F5 Networks, Inc. (a)	78,000	8,466,900
Radware Ltd. (a)	660,107	11,169,010
Sonus Networks, Inc. (a)	4,464,400	16,384,348
		36,020,258
DIVERSIFIED CONSUMER SERVICES - 0.7%
Specialized Consumer Services - 0.7%
H&R Block, Inc.	753,900	22,451,142
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
Alternative Carriers - 0.9%
8x8, Inc. (a)	13,100	98,512
inContact, Inc. (a)(e)	3,337,956	28,272,487
		28,370,999
ELECTRONIC EQUIPMENT & COMPONENTS - 0.7%
Electronic Manufacturing Services - 0.7%
TE Connectivity Ltd.	348,100	20,698,026
INTERNET & CATALOG RETAIL - 0.5%
Internet Retail - 0.5%
Ctrip.com International Ltd. sponsored ADR (a)	143,400	7,947,228
HomeAway, Inc. (a)	284,400	8,759,520
		16,706,748
INTERNET SOFTWARE & SERVICES - 36.6%
Internet Software & Services - 36.6%
Angie's List, Inc. (a)	75,575	804,874
ChannelAdvisor Corp. (a)	783,112	16,241,743
Cornerstone OnDemand, Inc. (a)	18,700	751,553
Cvent, Inc.	187,145	4,682,368
Demand Media, Inc. (a)	461,019	2,120,687
Demandware, Inc. (a)	459,450	27,975,911
E2open, Inc. (a)(d)	1,431,204	25,160,566
eBay, Inc. (a)	165,300	8,385,669
Endurance International Group Holdings, Inc. (d)	500,000	6,525,000
Facebook, Inc. Class A (a)	1,837,800	116,332,740
Five9, Inc.	1,000,000	7,490,000
Google, Inc.:
Class A (a)	451,100	257,871,315
Class C (a)	702,300	393,976,254
Marketo, Inc.	154,800	3,588,264
MercadoLibre, Inc. (d)	38,300	3,258,181
Move, Inc. (a)	636,753	8,328,729
Opower, Inc. (d)	242,500	4,037,625
Rackspace Hosting, Inc. (a)	375,200	13,691,048
SciQuest, Inc. (a)	1,149,257	19,456,921

	Shares	Value
SPS Commerce, Inc. (a)	36	$ 2,048
Tencent Holdings Ltd.	1,350,700	18,989,714
Textura Corp.	411,465	8,611,962
Trulia, Inc. (a)	109,500	4,232,175
Web.com Group, Inc. (a)(e)	2,980,334	102,642,703
Wix.com Ltd. (a)(d)	306,104	5,467,017
Yahoo!, Inc. (a)	2,100,359	72,777,439
Yelp, Inc. (a)(d)	273,000	18,058,950
		1,151,461,456
IT SERVICES - 16.2%
Data Processing & Outsourced Services - 12.2%
Computer Sciences Corp.	74,600	4,691,594
ExlService Holdings, Inc. (a)	627,310	17,777,965
Fidelity National Information Services, Inc.	138,100	7,478,115
FleetCor Technologies, Inc. (a)	78,300	9,897,903
Global Payments, Inc.	20,200	1,384,912
MasterCard, Inc. Class A	1,048,600	80,165,470
Total System Services, Inc.	121,900	3,688,694
Visa, Inc. Class A	929,130	199,604,998
WEX, Inc. (a)	76,800	7,395,072
WNS Holdings Ltd. sponsored ADR (a)(d)(e)	2,927,854	52,584,258
		384,668,981
IT Consulting & Other Services - 4.0%
Cognizant Technology Solutions Corp. Class A (a)	1,037,400	50,428,014
HCL Technologies Ltd.	1	24
Lionbridge Technologies, Inc. (a)(e)	6,154,175	34,648,005
Sapient Corp. (a)	2,077,700	34,178,165
Unisys Corp. (a)	119,000	2,792,930
Virtusa Corp. (a)	127,155	4,349,973
		126,397,111
TOTAL IT SERVICES		511,066,092
MEDIA - 2.3%
Advertising - 2.3%
MDC Partners, Inc. Class A (sub. vtg.) (e)	3,423,777	71,967,805
PROFESSIONAL SERVICES - 2.6%
Human Resource & Employment Services - 0.3%
WageWorks, Inc. (a)	193,500	7,832,880
Research & Consulting Services - 2.3%
ICF International, Inc. (a)(e)	1,955,972	72,762,158
TOTAL PROFESSIONAL SERVICES		80,595,038
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
Semiconductors - 0.6%
NXP Semiconductors NV (a)	316,400	19,648,440
Common Stocks - continued
	Shares	Value
SOFTWARE - 34.5%
Application Software - 11.6%
Actuate Corp. (a)	229,600	$ 1,072,232
Adobe Systems, Inc. (a)	1,550,100	100,043,454
Aspen Technology, Inc. (a)	118,315	5,086,362
Autodesk, Inc. (a)	890,100	46,614,537
BroadSoft, Inc. (a)	729,200	15,728,844
Citrix Systems, Inc. (a)	322,400	19,979,128
Comverse, Inc. (a)	349,700	8,655,075
Concur Technologies, Inc. (a)(d)	254,100	21,692,517
Guidewire Software, Inc. (a)	358,700	13,548,099
Interactive Intelligence Group, Inc. (a)	191,068	9,685,237
Intuit, Inc.	5,550	440,060
Kingdee International Software Group Co. Ltd. (a)	13,170,000	4,314,719
Nuance Communications, Inc. (a)(d)	328,000	5,308,680
Qlik Technologies, Inc. (a)	164,400	3,569,124
RealPage, Inc. (a)(d)	58,100	1,232,301
salesforce.com, Inc. (a)	1,827,826	96,198,482
TIBCO Software, Inc. (a)	351,400	7,558,614
TiVo, Inc. (a)	250,300	2,978,570
Workday, Inc. Class A (a)	18,600	1,457,682
		365,163,717
Home Entertainment Software - 1.6%
Activision Blizzard, Inc.	747,900	15,541,362
Electronic Arts, Inc. (a)	985,100	34,606,563
		50,147,925
Systems Software - 21.3%
CommVault Systems, Inc. (a)	347,537	17,001,510
Covisint Corp. (d)	764,100	3,866,346
Imperva, Inc. (a)	856,974	17,893,617
Microsoft Corp.	10,491,600	429,526,106
NetSuite, Inc. (a)	83,800	6,745,062
Oracle Corp.	4,285,800	180,089,316
Red Hat, Inc. (a)	169,000	8,470,280
Rovi Corp. (a)	241,900	5,846,723
		669,438,960
TOTAL SOFTWARE		1,084,750,602
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.6%
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	78,300	49,563,900
Cray, Inc. (a)	7	196
		49,564,096

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
RingCentral, Inc.	238,800	$ 2,906,196
SoftBank Corp.	134,500	9,777,332
		12,683,528
TOTAL COMMON STOCKS (Cost $2,309,017,056)		3,113,089,913
Convertible Preferred Stocks - 0.2%

DIVERSIFIED FINANCIAL SERVICES - 0.2%
Other Diversified Financial Services - 0.2%
Deem, Inc. (f) (Cost $8,064,516)	159,864,333	6,330,628
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 0.10% (b)	213	213
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	65,700,975	65,700,975
TOTAL MONEY MARKET FUNDS (Cost $65,701,188)		65,701,188
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $2,382,782,760)		3,185,121,729
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(36,279,065)
NET ASSETS - 100%		$ 3,148,842,664
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,330,628 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Deem, Inc.	9/19/13	$ 8,064,516
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,847
Fidelity Securities Lending Cash Central Fund	105,278
Total	$ 116,125
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ICF International, Inc.	$ 65,033,476	$ 13,002,251	$ -	$ -	$ 72,762,158
inContact, Inc.	30,108,363	-	-	-	28,272,487
Lionbridge Technologies, Inc.	44,063,893	-	-	-	34,648,005
MDC Partners, Inc. Class A (sub. vtg.)	76,723,790	273,482	-	523,838	71,967,805
Web.com Group, Inc.	108,103,592	9,195,354	9,824,384	-	102,642,703
WNS Holdings Ltd. sponsored ADR	58,235,016	-	-	-	52,584,258
Total	$ 382,268,130	$ 22,471,087	$ 9,824,384	$ 523,838	$ 362,877,416
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 3,113,089,913	$ 3,103,312,581	$ 9,777,332	$ -
Convertible Preferred Stocks	6,330,628	-	-	6,330,628
Money Market Funds	65,701,188	65,701,188	-	-
Total Investments in Securities:	$ 3,185,121,729	$ 3,169,013,769	$ 9,777,332	$ 6,330,628
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $2,385,244,643. Net unrealized appreciation aggregated $799,877,086, of which $880,025,236 related to appreciated investment securities and $80,148,150 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Technology Portfolio

May 31, 2014

1.802190.110

TEC-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
AUTOMOBILES - 0.5%
Automobile Manufacturers - 0.5%
Tesla Motors, Inc. (a)	54,956	$ 11,418,208
COMMUNICATIONS EQUIPMENT - 5.0%
Communications Equipment - 5.0%
ADVA Optical Networking SE (a)	330,605	1,520,090
Ciena Corp. (a)(d)	343,457	6,663,066
F5 Networks, Inc. (a)	105,396	11,440,736
Infinera Corp. (a)	263,248	2,395,557
Ixia (a)	373,376	4,338,629
Juniper Networks, Inc. (a)	759,056	18,566,510
Palo Alto Networks, Inc. (a)	84,600	6,337,386
QUALCOMM, Inc.	139,600	11,230,820
Radware Ltd. (a)	562,263	9,513,490
Riverbed Technology, Inc. (a)	1,017,994	20,685,638
Sandvine Corp. (U.K.) (a)	1,727,212	5,973,481
Sonus Networks, Inc. (a)	1,690,482	6,204,069
Spirent Communications PLC	6,208,832	10,875,570
		115,745,042
CONSTRUCTION MATERIALS - 0.0%
Construction Materials - 0.0%
Universal Cement Corp.	860,000	830,392
DIVERSIFIED CONSUMER SERVICES - 0.2%
Specialized Consumer Services - 0.2%
LifeLock, Inc. (a)	366,200	4,108,764
ELECTRICAL EQUIPMENT - 0.5%
Electrical Components & Equipment - 0.5%
Acuity Brands, Inc.	67,100	8,421,721
TECO Electric & Machinery Co. Ltd.	1,969,000	2,202,783
		10,624,504
ELECTRONIC EQUIPMENT & COMPONENTS - 4.0%
Electronic Components - 1.5%
Delta Electronics, Inc.	603,000	3,915,063
Iljin Materials Co. Ltd. (a)	21,280	214,739
InvenSense, Inc. (a)(d)	736,039	14,205,553
Ledlink Optics, Inc.	1,423,313	3,928,636
OMRON Corp.	190,000	7,169,614
Sapphire Technology Co. Ltd. (a)	24,541	878,783
Sunny Optical Technology Group Co. Ltd.	1,758,000	2,108,797
Yaskawa Electric Corp.	88,000	1,086,515
		33,507,700
Electronic Equipment & Instruments - 1.1%
Chroma ATE, Inc.	3,446,644	8,595,380
DynaColor, Inc.	430,000	1,138,210
FEI Co.	8,700	726,015
PAX Global Technology Ltd. (a)	8,198,000	4,948,650
TPK Holding Co. Ltd.	1,089,000	8,810,914
		24,219,169

	Shares	Value
Electronic Manufacturing Services - 1.1%
AIC, Inc.	147,000	$ 905,474
TE Connectivity Ltd.	155,926	9,271,360
Trimble Navigation Ltd. (a)	452,021	16,304,397
		26,481,231
Technology Distributors - 0.3%
Digital China Holdings Ltd. (H Shares)	7,366,000	6,548,020
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		90,756,120
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
Health Care Equipment - 0.3%
Intai Technology Corp.	714,000	4,707,065
PW Medtech Group Ltd. (a)	2,288,000	1,209,965
		5,917,030
HEALTH CARE TECHNOLOGY - 0.7%
Health Care Technology - 0.7%
athenahealth, Inc. (a)(d)	57,326	7,275,243
M3, Inc.	572,200	8,926,677
		16,201,920
HOUSEHOLD DURABLES - 0.2%
Consumer Electronics - 0.2%
Skyworth Digital Holdings Ltd.	2,036,000	971,656
TCL Multimedia Technology Holdings Ltd.	9,686,000	3,235,767
		4,207,423
INTERNET & CATALOG RETAIL - 1.8%
Internet Retail - 1.8%
Ctrip.com International Ltd. sponsored ADR (a)	540,984	29,981,333
HomeAway, Inc. (a)	28,801	887,071
InterPark INT Corp.	5,438	103,358
JD.com, Inc. sponsored ADR	200,300	5,007,500
Jumei International Holding Ltd. sponsored ADR	4,700	129,250
priceline.com, Inc. (a)	3,810	4,871,580
TripAdvisor, Inc. (a)	11,212	1,089,470
Vipshop Holdings Ltd. ADR (a)	12	1,952
		42,071,514
INTERNET SOFTWARE & SERVICES - 27.3%
Internet Software & Services - 27.3%
21Vianet Group, Inc. ADR (a)	112,800	3,041,088
58.com, Inc. ADR (d)	39,200	1,575,840
Angie's List, Inc. (a)(d)	110,028	1,171,798
Baidu.com, Inc. sponsored ADR (a)	79,100	13,130,600
Benefitfocus, Inc. (d)	17,200	637,088
blinkx PLC (a)(d)	573,533	694,580
ChannelAdvisor Corp. (a)	394,100	8,173,634
Cornerstone OnDemand, Inc. (a)	351,686	14,134,260
Cvent, Inc.	135,564	3,391,811
Demandware, Inc. (a)	255,374	15,549,723
E2open, Inc. (a)	285,745	5,023,397
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
eGain Communications Corp. (a)	129,600	$ 851,472
Endurance International Group Holdings, Inc.	214,683	2,801,613
Facebook, Inc. Class A (a)	1,696,574	107,393,134
Google, Inc.:
Class A (a)	238,303	136,225,910
Class C (a)	214,803	120,500,187
Just Dial Ltd.	9,985	237,375
LinkedIn Corp. (a)	7,300	1,168,657
Marketo, Inc. (d)	227,964	5,284,206
Move, Inc. (a)	918,395	12,012,607
Naver Corp.	59,222	43,979,901
NIC, Inc.	119,768	1,984,556
Opower, Inc.	23,800	396,270
Pandora Media, Inc. (a)	117,900	2,892,087
Q2 Holdings, Inc. (a)	75,500	992,825
Rackspace Hosting, Inc. (a)	85,991	3,137,812
SciQuest, Inc. (a)	98,042	1,659,851
SINA Corp. (a)	5,800	259,898
SouFun Holdings Ltd. ADR	288,000	3,447,360
TelecityGroup PLC	134,242	1,599,867
Tencent Holdings Ltd.	4,359,000	61,283,898
Textura Corp. (d)	318,281	6,661,621
Twitter, Inc.	170,100	5,518,044
Vocus, Inc. (a)	187,450	3,370,351
Web.com Group, Inc. (a)	265,198	9,133,419
Yahoo!, Inc. (a)	529,024	18,330,682
Yelp, Inc. (a)(d)	60,524	4,003,663
Youku Tudou, Inc. ADR (a)(d)	32,700	637,650
YY, Inc. ADR (a)(d)	62,800	4,088,908
		626,377,643
IT SERVICES - 9.1%
Data Processing & Outsourced Services - 7.3%
Addcn Technology Co. Ltd.	17,000	222,731
Alliance Data Systems Corp. (a)	36,500	9,345,825
Automatic Data Processing, Inc.	255	20,318
Computer Sciences Corp.	278,100	17,489,709
DST Systems, Inc.	100,380	9,149,637
Euronet Worldwide, Inc. (a)	62,401	2,941,583
EVERTEC, Inc.	194,202	4,643,370
Fidelity National Information Services, Inc.	1,080,068	58,485,682
Fiserv, Inc. (a)	156,164	9,387,018
MasterCard, Inc. Class A	373,419	28,547,883
NETELLER PLC (a)	1,087,103	7,056,477
QIWI PLC Class B sponsored ADR	6,300	266,175
Quindell PLC (d)	13,702,700	4,765,957
Total System Services, Inc.	547,999	16,582,450
		168,904,815

	Shares	Value
IT Consulting & Other Services - 1.8%
Anite Group PLC	587,232	$ 917,877
Cognizant Technology Solutions Corp. Class A (a)	705,712	34,304,660
EPAM Systems, Inc. (a)	94,105	3,958,997
Virtusa Corp. (a)	49,000	1,676,290
		40,857,824
TOTAL IT SERVICES		209,762,639
LEISURE PRODUCTS - 0.3%
Leisure Products - 0.3%
Namco Bandai Holdings, Inc.	155,200	3,402,522
Sega Sammy Holdings, Inc.	150,900	2,916,400
		6,318,922
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	2,211	73,781
MACHINERY - 0.2%
Industrial Machinery - 0.2%
King Slide Works Co. Ltd.	283,000	3,863,288
MEDIA - 0.5%
Broadcasting - 0.5%
CJ E&M Corp. (a)	57,758	2,444,544
Fuji Media Holdings, Inc.	513,500	8,184,498
		10,629,042
Movies & Entertainment - 0.0%
IMAX Corp. (a)	770	20,197
Publishing - 0.0%
NEXT Co. Ltd.	97,500	880,621
TOTAL MEDIA		11,529,860
PROFESSIONAL SERVICES - 0.6%
Human Resource & Employment Services - 0.1%
51job, Inc. sponsored ADR (a)	4,200	261,786
Paylocity Holding Corp. (a)	59,200	1,152,624
WageWorks, Inc. (a)	45,361	1,836,213
		3,250,623
Research & Consulting Services - 0.5%
ICF International, Inc. (a)	91,800	3,414,960
Verisk Analytics, Inc. (a)	138,400	8,191,896
		11,606,856
TOTAL PROFESSIONAL SERVICES		14,857,479
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.1%
Semiconductor Equipment - 2.5%
Aixtron AG (a)(d)	1,571	23,155
ASM Pacific Technology Ltd.	556,000	6,228,416
Daqo New Energy Corp. ADR (a)	34,113	921,051
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductor Equipment - continued
GCL-Poly Energy Holdings Ltd. (a)	71,027,000	$ 22,078,702
GT Advanced Technologies, Inc. (a)(d)	281,054	4,738,570
Nanometrics, Inc. (a)	21,591	370,502
Rubicon Technology, Inc. (a)(d)	910,718	7,731,996
SMA Solar Technology AG (d)	24,537	982,189
Tessera Technologies, Inc.	526,520	11,841,435
Veeco Instruments, Inc. (a)	64,776	2,158,336
		57,074,352
Semiconductors - 8.6%
Altera Corp.	277,668	9,199,141
Audience, Inc. (a)	279,800	3,472,318
Broadcom Corp. Class A	418,319	13,331,827
Capella Microsystems, Inc.	298,000	1,131,118
Cavium, Inc. (a)	144,204	7,063,112
Cirrus Logic, Inc. (a)(d)	78,500	1,737,205
Cree, Inc. (a)	199,718	9,610,430
Crystalwise Technology, Inc. (a)	117,096	135,678
eMemory Technology, Inc.	1,000	9,523
EPISTAR Corp.	1,517,000	3,434,641
First Solar, Inc. (a)	235,600	14,555,368
Freescale Semiconductor, Inc. (a)	233,436	5,179,945
Genesis Photonics, Inc. (a)	2,295,000	1,574,116
Inphi Corp. (a)	107,978	1,626,149
Intermolecular, Inc. (a)	837,612	2,043,773
Intersil Corp. Class A	13,489	189,790
Lextar Electronics Corp.	506,000	464,993
MagnaChip Semiconductor Corp. (a)	295,035	3,664,335
Marvell Technology Group Ltd.	214,366	3,337,679
Melexis NV	116,467	4,886,694
Mellanox Technologies Ltd. (a)(d)	227,222	7,175,671
Micron Technology, Inc. (a)	401,700	11,484,603
Monolithic Power Systems, Inc. (a)	176,995	6,954,134
NXP Semiconductors NV (a)	195,387	12,133,533
On-Bright Electronics, Inc.	389,000	3,756,076
Power Integrations, Inc.	45,400	2,283,166
Radiant Opto-Electronics Corp.	1,252,000	5,127,389
RDA Microelectronics, Inc. sponsored ADR	303,621	5,140,304
RF Micro Devices, Inc. (a)	1,065,158	10,023,137
Semiconductor Manufacturing International Corp. (a)	52,941,000	4,494,757
Semiconductor Manufacturing International Corp. sponsored ADR (a)	686,900	2,884,980
Seoul Semiconductor Co. Ltd.	430,668	16,286,654
Silergy Corp.	234,000	2,150,363
Silicon Laboratories, Inc. (a)	77,300	3,487,776
Spansion, Inc. Class A (a)	316,800	6,035,040
SunEdison Semiconductor Pte Lt	317,500	4,889,500
TriQuint Semiconductor, Inc. (a)	217,400	3,382,744

	Shares	Value
Xilinx, Inc.	52,440	$ 2,462,582
YoungTek Electronics Corp.	87,384	181,553
		196,981,797
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		254,056,149
SOFTWARE - 19.3%
Application Software - 8.0%
Adobe Systems, Inc. (a)	441,439	28,490,473
ANSYS, Inc. (a)	59,014	4,334,578
Aspen Technology, Inc. (a)	213,571	9,181,417
Autodesk, Inc. (a)	260,300	13,631,911
BroadSoft, Inc. (a)	428,249	9,237,331
Callidus Software, Inc. (a)	102,500	1,077,275
Citrix Systems, Inc. (a)	344,107	21,324,311
Concur Technologies, Inc. (a)(d)	232,302	19,831,622
Descartes Systems Group, Inc. (a)	225,700	3,014,051
Guidewire Software, Inc. (a)	8,111	306,352
Interactive Intelligence Group, Inc. (a)	93,390	4,733,939
Intuit, Inc.	10	793
Jive Software, Inc. (a)(d)	103,646	829,168
Kingdee International Software Group Co. Ltd. (a)	34,683,600	11,362,945
Linx SA	206,400	4,330,134
Manhattan Associates, Inc. (a)	58,220	1,889,821
MicroStrategy, Inc. Class A (a)	71,845	10,138,766
PROS Holdings, Inc. (a)	26,200	602,600
salesforce.com, Inc. (a)	618,992	32,577,549
SolarWinds, Inc. (a)	29,236	1,142,835
Splunk, Inc. (a)	65,617	2,746,728
TIBCO Software, Inc. (a)	1,083	23,295
Ultimate Software Group, Inc. (a)	20,817	2,646,465
Workday, Inc. Class A (a)	2,546	199,530
Zendesk, Inc.	80,675	1,289,187
		184,943,076
Home Entertainment Software - 2.0%
Activision Blizzard, Inc.	610,100	12,677,878
Electronic Arts, Inc. (a)	344,500	12,102,285
GAMEVIL, Inc. (a)	17,591	1,140,908
Kingsoft Corp. Ltd.	1,000	3,025
Nintendo Co. Ltd.	86,600	10,126,557
Nintendo Co. Ltd. ADR	638,800	9,301,567
		45,352,220
Systems Software - 9.3%
Allot Communications Ltd. (a)	528,072	7,012,796
CommVault Systems, Inc. (a)	44,500	2,176,940
Fleetmatics Group PLC (a)	308,728	8,798,748
Imperva, Inc. (a)	50,561	1,055,714
Infoblox, Inc. (a)	88,600	1,148,256
Microsoft Corp.	3,508,987	143,657,928
NetSuite, Inc. (a)	216,884	17,456,993
Red Hat, Inc. (a)	227,412	11,397,889
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - continued
ServiceNow, Inc. (a)	373,550	$ 19,540,401
VMware, Inc. Class A (a)	10,800	1,042,200
		213,287,865
TOTAL SOFTWARE		443,583,161
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 16.5%
Technology Hardware, Storage & Peripherals - 16.5%
Apple, Inc.	464,971	294,326,643
BlackBerry Ltd. (a)(d)	376,100	2,858,360
Cray, Inc. (a)	370,276	10,382,539
EMC Corp.	1,075,331	28,560,791
Hewlett-Packard Co.	856,600	28,696,100
Lenovo Group Ltd.	1,884,000	2,332,841
NCR Corp. (a)	206,524	6,745,074
Silicon Graphics International Corp. (a)	439,166	3,877,836
		377,780,184
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
RingCentral, Inc.	350,200	4,261,934
TOTAL COMMON STOCKS (Cost $1,889,514,186)		2,254,345,957
Money Market Funds - 4.6%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	49,646,540	$ 49,646,540
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	56,785,506	56,785,506
TOTAL MONEY MARKET FUNDS (Cost $106,432,046)		106,432,046
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $1,995,946,232)		2,360,778,003
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(66,330,783)
NET ASSETS - 100%		$ 2,294,447,220
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,997
Fidelity Securities Lending Cash Central Fund	168,261
Total	$ 191,258
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,254,345,957	$ 2,200,586,621	$ 47,211,316	$ 6,548,020
Money Market Funds	106,432,046	106,432,046	-	-
Total Investments in Securities:	$ 2,360,778,003	$ 2,307,018,667	$ 47,211,316	$ 6,548,020
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $2,002,906,871. Net unrealized appreciation aggregated $357,871,132, of which $431,496,620 related to appreciated investment securities and $73,625,488 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Financial Services Portfolio

May 31, 2014

1.802171.110

FIN-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
BANKS - 29.7%
Diversified Banks - 23.5%
Bank of America Corp.	3,888,617	$ 58,873,661
Citigroup, Inc.	1,197,080	56,945,096
JPMorgan Chase & Co.	1,060,610	58,938,096
U.S. Bancorp	1,327,584	56,010,769
Wells Fargo & Co.	932,601	47,357,479
		278,125,101
Regional Banks - 6.2%
BB&T Corp.	551,900	20,928,048
CoBiz, Inc.	413,865	4,291,780
Commerce Bancshares, Inc.	220,737	9,582,193
Fifth Third Bancorp	883,028	18,269,849
M&T Bank Corp. (d)	110,350	13,393,180
Popular, Inc. (a)	160,100	4,831,818
Prosperity Bancshares, Inc.	41,800	2,429,834
		73,726,702
TOTAL BANKS		351,851,803
CAPITAL MARKETS - 13.0%
Asset Management & Custody Banks - 10.8%
Affiliated Managers Group, Inc. (a)	82,783	15,612,874
Ameriprise Financial, Inc.	151,740	17,087,441
Artisan Partners Asset Management, Inc.	66,900	3,848,088
BlackRock, Inc. Class A	44,103	13,447,005
Franklin Resources, Inc.	386,300	21,327,623
Invesco Ltd.	779,510	28,608,017
Oaktree Capital Group LLC Class A	146,900	7,342,062
The Blackstone Group LP	634,704	19,726,600
		126,999,710
Investment Banking & Brokerage - 2.2%
E*TRADE Financial Corp. (a)	459,800	9,366,126
FXCM, Inc. Class A	293,900	3,932,382
Raymond James Financial, Inc.	270,561	13,095,152
		26,393,660
TOTAL CAPITAL MARKETS		153,393,370
CONSUMER FINANCE - 7.2%
Consumer Finance - 7.2%
Capital One Financial Corp.	612,416	48,313,498
Navient Corp.	689,859	10,899,772
Santander Consumer U.S.A. Holdings, Inc.	324,000	6,366,600
SLM Corp.	965,759	8,315,185
Springleaf Holdings, Inc. (d)	496,700	11,657,549
		85,552,604
DIVERSIFIED CONSUMER SERVICES - 0.7%
Specialized Consumer Services - 0.7%
H&R Block, Inc.	269,272	8,018,920

	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 9.4%
Multi-Sector Holdings - 4.4%
Berkshire Hathaway, Inc. Class B (a)	403,690	$ 51,809,575
Specialized Finance - 5.0%
IntercontinentalExchange Group, Inc.	158,647	31,158,271
McGraw Hill Financial, Inc.	303,576	24,823,410
TPG Specialty Lending, Inc.	141,830	3,005,378
		58,987,059
TOTAL DIVERSIFIED FINANCIAL SERVICES		110,796,634
HEALTH CARE PROVIDERS & SERVICES - 0.6%
Health Care Facilities - 0.6%
Brookdale Senior Living, Inc. (a)	220,700	7,340,482
INSURANCE - 14.1%
Insurance Brokers - 2.7%
Brown & Brown, Inc.	469,100	14,162,129
Marsh & McLennan Companies, Inc.	358,764	18,035,066
		32,197,195
Life & Health Insurance - 4.2%
MetLife, Inc.	640,350	32,613,026
Prudential PLC	358,719	8,344,486
Torchmark Corp.	110,400	8,934,672
		49,892,184
Property & Casualty Insurance - 5.9%
Allstate Corp.	413,900	24,113,814
Fidelity National Financial, Inc. Class A	469,100	15,639,794
The Travelers Companies, Inc.	320,112	29,914,466
		69,668,074
Reinsurance - 1.3%
Everest Re Group Ltd.	93,780	15,006,676
TOTAL INSURANCE		166,764,129
INTERNET SOFTWARE & SERVICES - 1.0%
Internet Software & Services - 1.0%
eBay, Inc. (a)	234,500	11,896,185
IT SERVICES - 5.4%
Data Processing & Outsourced Services - 5.4%
EVERTEC, Inc.	441,470	10,555,548
Fiserv, Inc. (a)	275,910	16,584,950
FleetCor Technologies, Inc. (a)	94,795	11,983,036
The Western Union Co.	607,040	9,815,837
Visa, Inc. Class A	67,500	14,501,025
		63,440,396
REAL ESTATE INVESTMENT TRUSTS - 12.6%
Mortgage REITs - 3.5%
Blackstone Mortgage Trust, Inc.	331,100	9,840,292
NorthStar Realty Finance Corp.	551,900	9,133,945
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Mortgage REITs - continued
Redwood Trust, Inc. (d)	348,989	$ 6,801,796
Starwood Property Trust, Inc.	607,100	14,807,169
		40,583,202
Residential REITs - 2.2%
Essex Property Trust, Inc.	82,800	14,983,488
Starwood Waypoint Residential (a)	413,920	11,295,877
		26,279,365
Retail REITs - 3.1%
Simon Property Group, Inc.	208,779	34,753,352
Washington Prime Group, Inc. (a)	103,489	2,058,396
		36,811,748
Specialized REITs - 3.8%
American Tower Corp.	501,072	44,911,083
TOTAL REAL ESTATE INVESTMENT TRUSTS		148,585,398
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.5%
Real Estate Operating Companies - 0.5%
Global Logistic Properties Ltd.	2,759,000	6,114,980
Real Estate Services - 3.0%
Altisource Portfolio Solutions SA (a)	88,260	9,727,135
CBRE Group, Inc. (a)	869,231	25,937,853
		35,664,988
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		41,779,968
THRIFTS & MORTGAGE FINANCE - 1.0%
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp. (a)	251,500	2,132,720

	Shares	Value
Ocwen Financial Corp. (a)	248,380	$ 8,710,687
Radian Group, Inc.	106,700	1,538,614
		12,382,021
TOTAL COMMON STOCKS (Cost $1,058,800,060)		1,161,801,910
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 0.10% (b)	30,616,238	30,616,238
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	17,099,062	17,099,062
TOTAL MONEY MARKET FUNDS (Cost $47,715,300)		47,715,300
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $1,106,515,360)		1,209,517,210
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(26,577,123)
NET ASSETS - 100%		$ 1,182,940,087
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,833
Fidelity Securities Lending Cash Central Fund	6,361
Total	$ 15,194
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,161,801,910	$ 1,153,457,424	$ 8,344,486	$ -
Money Market Funds	47,715,300	47,715,300	-	-
Total Investments in Securities:	$ 1,209,517,210	$ 1,201,172,724	$ 8,344,486	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $1,112,046,798. Net unrealized appreciation aggregated $97,470,412, of which $107,934,116 related to appreciated investment securities and $10,463,704 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report

for

Fidelity ® Select Gold Portfolio

May 31, 2014

1.802173.110

GOL-QTLY-0714

Consolidated Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.8%
	Shares	Value
Australia - 7.1%
METALS & MINING - 7.1%
Gold - 7.1%
Beadell Resources Ltd. (a)	9,857,418	$ 6,054,712
Evolution Mining Ltd. (d)	1,437,195	1,016,519
Gryphon Minerals Ltd. (a)	5,060,010	588,637
Intrepid Mines Ltd.:
(Australia)	8,389,798	2,186,230
(Canada)	320,000	81,158
Kingsgate Consolidated NL (a)	78,274	53,906
Medusa Mining Ltd. (a)(d)	1,983,595	3,027,494
Newcrest Mining Ltd. (a)	6,538,058	59,264,429
Papillon Resources Ltd. (a)(d)	3,408,270	4,519,967
Perseus Mining Ltd.:
(Australia) (a)(d)	2,122,134	592,489
(Canada) (a)	1,300,000	383,658
Regis Resources Ltd.	2,525,393	3,654,650
Resolute Mng Ltd. (a)	2,390,161	1,323,520
Saracen Mineral Holdings Ltd. (a)	4,516,787	1,450,224
Silver Lake Resources Ltd. (a)	4,346,985	1,375,477
St Barbara Ltd. (a)(d)	2,683,377	349,620
Troy Resources NL (a)(d)	195,000	177,847
Troy Resources NL (a)(f)	734,826	650,588
		86,751,125
Bailiwick of Jersey - 7.1%
METALS & MINING - 7.1%
Gold - 7.1%
Centamin PLC (a)	1,848,700	1,885,614
Lydian International Ltd. (a)	2,325,200	1,972,871
Polyus Gold International Ltd. (d)	422,400	1,315,160
Polyus Gold International Ltd. sponsored GDR	2,766,731	8,466,197
Randgold Resources Ltd. sponsored ADR (d)	990,995	73,264,260
		86,904,102
Bermuda - 0.9%
METALS & MINING - 0.9%
Gold - 0.8%
Continental Gold Ltd. (a)	3,362,700	9,831,005
Steel - 0.1%
African Minerals Ltd. (a)(d)	310,700	555,949
TOTAL METALS & MINING		10,386,954
Canada - 57.2%
METALS & MINING - 57.2%
Diversified Metals & Mining - 0.2%
Ivanhoe Mines Ltd. (a)	77,400	97,794
Ivanhoe Mines Ltd. unit (f)(g)	837,300	1,059,030
NovaCopper, Inc. (a)(d)	488,333	473,683
Rio Alto Mining Ltd. (a)	361,500	616,780

	Shares	Value
Sabina Gold & Silver Corp. (a)(d)	980,000	$ 542,285
True Gold Mining, Inc. (a)	126,000	43,577
		2,833,149
Gold - 56.4%
Agnico Eagle Mines Ltd. (Canada) (d)	1,491,800	45,388,252
Alacer Gold Corp.	2,071,663	4,528,121
Alamos Gold, Inc.	1,098,600	9,047,771
Argonaut Gold, Inc. (a)	3,609,962	12,318,417
ATAC Resources Ltd. (a)	67,200	65,074
B2Gold Corp. (a)	14,869,358	36,066,044
Banro Corp. (a)(d)	1,832,582	743,647
Barrick Gold Corp. (d)	4,076,469	66,167,900
Belo Sun Mining Corp. (a)(d)	6,577,400	1,273,867
Centerra Gold, Inc.	1,381,900	5,875,273
Detour Gold Corp. (a)	1,817,200	17,412,808
Detour Gold Corp. (a)(f)	785,900	7,530,666
Eldorado Gold Corp.	8,841,708	50,719,749
Franco-Nevada Corp.	1,275,200	59,167,492
Gabriel Resources Ltd. (a)	1,020,600	790,652
Goldcorp, Inc.	4,630,700	108,987,797
Golden Queen Mining Co. Ltd. (a)	15,000	19,200
GoldQuest Mining Corp. (a)	2,318,500	609,400
Guyana Goldfields, Inc. (a)	2,913,700	5,025,010
Guyana Goldfields, Inc. (a)(f)	155,000	267,315
IAMGOLD Corp.	3,230,500	9,802,034
Kinross Gold Corp. (a)	5,745,891	21,620,617
Kinross Gold Corp. warrants 9/17/14 (a)	1,192,793	11,001
Kirkland Lake Gold, Inc. (a)(d)	431,000	1,061,302
Lake Shore Gold Corp. (a)(d)	2,806,600	1,993,067
Midas Gold Corp. (a)(d)	100,500	68,588
New Gold, Inc. (a)	7,240,175	38,794,998
NGEx Resources, Inc. (a)	65,000	119,893
Novagold Resources, Inc. (a)	2,028,700	6,061,964
OceanaGold Corp. (a)	2,842,300	6,710,586
Orezone Gold Corp. (a)	372,100	199,039
Osisko Mining Corp. (a)	778,931	5,797,264
Osisko Mining Corp. (a)(f)	3,000,000	22,327,769
Pilot Gold, Inc. (a)(d)	1,418,150	1,621,789
Premier Gold Mines Ltd. (a)(e)	10,042,722	18,153,403
Pretium Resources, Inc. (a)(d)	914,538	5,853,448
Pretium Resources, Inc. (a)(f)	225,000	1,440,100
Pretium Resources, Inc. (a)(h)	225,000	1,440,100
Primero Mining Corp. (a)	1,057,700	6,711,220
Probe Mines Ltd. (a)	40,000	97,759
Richmont Mines, Inc. (a)	240,900	282,157
Romarco Minerals, Inc. (a)	14,008,600	10,077,200
Romarco Minerals, Inc. (a)(f)	5,900,000	4,244,213
Roxgold, Inc. (a)	100,000	67,325
Rubicon Minerals Corp. (a)	5,291,402	5,026,417
Sandstorm Gold Ltd. (a)	124,500	655,626
Seabridge Gold, Inc. (a)(d)	601,905	4,213,335
SEMAFO, Inc.	2,583,500	8,506,036
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Gold - continued
Sulliden Gold Corp. Ltd. (a)	4,153,400	$ 3,830,490
Teranga Gold Corp. (a)	85,000	47,819
Teranga Gold Corp. CDI unit (a)	3,338,072	1,848,413
Timmins Gold Corp. (a)	122,600	156,034
Torex Gold Resources, Inc. (a)	15,984,400	17,984,846
Yamana Gold, Inc.	6,249,300	46,626,245
		685,456,552
Precious Metals & Minerals - 0.5%
Chesapeake Gold Corp. (a)	12,000	28,221
Dalradian Resources, Inc. (a)(d)	56,000	43,899
Gold Standard Ventures Corp. (a)	425,400	286,399
Tahoe Resources, Inc. (a)	299,800	6,218,299
		6,576,818
Silver - 0.1%
MAG Silver Corp. (a)	196,000	1,381,020
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	26
		1,381,046
TOTAL METALS & MINING		696,247,565
Cayman Islands - 0.5%
METALS & MINING - 0.5%
Gold - 0.5%
Endeavour Mining Corp. (a)	8,067,400	5,431,340
Peru - 0.5%
METALS & MINING - 0.5%
Gold - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	589,700	6,303,893
South Africa - 7.3%
METALS & MINING - 7.3%
Gold - 7.3%
AngloGold Ashanti Ltd.	22,700	357,298
AngloGold Ashanti Ltd. sponsored ADR	3,154,208	49,804,944
Gold Fields Ltd. sponsored ADR	5,334,226	18,883,160
Harmony Gold Mining Co. Ltd. (a)	1,484,000	3,960,188
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	1,907,000	5,053,550
Sibanye Gold Ltd. ADR (d)	1,121,106	11,009,261
		89,068,401
United Kingdom - 0.1%
METALS & MINING - 0.1%
Steel - 0.1%
London Mining PLC (a)	890,000	581,809

	Shares	Value
United States of America - 6.1%
METALS & MINING - 6.0%
Gold - 6.0%
Allied Nevada Gold Corp. (a)(d)	242,100	$ 668,196
Allied Nevada Gold Corp. (Canada) (a)	30,000	82,800
Gold Resource Corp. (d)	100,000	438,000
McEwen Mining, Inc. (a)(d)	679,110	1,473,669
Newmont Mining Corp.	1,444,600	33,066,894
Royal Gold, Inc.	589,813	36,993,071
		72,722,630
OIL, GAS & CONSUMABLE FUELS - 0.1%
Coal & Consumable Fuels - 0.1%
Peabody Energy Corp.	73,200	1,182,912
TOTAL UNITED STATES OF AMERICA		73,905,542
TOTAL COMMON STOCKS (Cost $1,431,268,405)		1,055,580,731
Commodities - 13.2%
	Troy Ounces
Gold Bullion (a)	72,510	90,696,233
Silver Bullion (a)	3,737,000	70,338,935
TOTAL COMMODITIES (Cost $174,657,791)		161,035,168
Money Market Funds - 7.9%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	395	395
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	96,388,141	96,388,141
TOTAL MONEY MARKET FUNDS (Cost $96,388,536)		96,388,536
TOTAL INVESTMENT PORTFOLIO - 107.9% (Cost $1,702,314,732)		1,313,004,435
NET OTHER ASSETS (LIABILITIES) - (7.9)%		(96,406,377)
NET ASSETS - 100%		$ 1,216,598,058
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,519,681 or 3.1% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,440,100 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pretium Resources, Inc.	3/31/11	$ 2,172,293
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,126
Fidelity Securities Lending Cash Central Fund	183,017
Total	$ 185,143
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 225,764,683	$ 29,103,638	$ 78,976,878	$ -	$ 160,909,980
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Premier Gold Mines Ltd.	$ 20,772,705	$ 455,017	$ -	$ -	$ 18,153,403
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,055,580,731	$ 1,045,684,222	$ 5,376,542	$ 4,519,967
Commodities	161,035,168	161,035,168	-	-
Money Market Funds	96,388,536	96,388,536	-	-
Total Investments in Securities:	$ 1,313,004,435	$ 1,303,107,926	$ 5,376,542	$ 4,519,967
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes on an unconsolidated basis was $1,830,487,818. Net unrealized depreciation aggregated $517,608,572, of which $136,269,016 related to appreciated investment securities and $653,877,588 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of May 31, 2014, the Fund held an investment of $160,909,980 in the Subsidiary, representing 13.2% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Health Care Portfolio

May 31, 2014

1.802174.110

HEA-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
BIOTECHNOLOGY - 25.4%
Biotechnology - 25.4%
Acceleron Pharma, Inc.	264,229	$ 7,842,317
Actelion Ltd.	240,000	23,852,596
Aegerion Pharmaceuticals, Inc. (a)	355,500	11,678,175
Alexion Pharmaceuticals, Inc. (a)	1,290,000	214,552,800
Alnylam Pharmaceuticals, Inc. (a)	360,850	21,394,797
Amgen, Inc.	1,200,000	139,188,000
Array BioPharma, Inc. (a)	2,400,000	10,080,000
Arrowhead Research Corp. (a)	800,000	10,064,000
BioCryst Pharmaceuticals, Inc. (a)	1,400,000	13,944,000
Biogen Idec, Inc. (a)	950,000	303,401,500
Celgene Corp. (a)	400,000	61,212,000
Celldex Therapeutics, Inc. (a)	264,396	3,862,826
Cubist Pharmaceuticals, Inc.	1,290,000	85,914,000
Discovery Laboratories, Inc. (a)	3,732,618	6,979,996
Exact Sciences Corp. (a)(d)	600,000	8,088,000
Genomic Health, Inc. (a)	750,000	19,492,500
Gilead Sciences, Inc. (a)	1,800,000	146,178,000
Grifols SA ADR	1,280,000	53,273,600
Innate Pharma SA (a)(d)	1,132,900	14,300,335
Insmed, Inc. (a)	860,943	11,312,791
Intercept Pharmaceuticals, Inc. (a)	225,000	53,237,250
InterMune, Inc. (a)	2,200,000	87,164,000
Kindred Biosciences, Inc.	700,000	11,830,000
Medivation, Inc. (a)	400,000	29,132,000
Neurocrine Biosciences, Inc. (a)	1,750,000	24,307,500
NewLink Genetics Corp. (a)	280,000	5,742,800
NPS Pharmaceuticals, Inc. (a)	400,000	12,452,000
PTC Therapeutics, Inc. (a)	400,000	9,484,000
Puma Biotechnology, Inc. (a)	300,000	22,929,000
Rigel Pharmaceuticals, Inc. (a)	1,078,600	3,548,594
Ultragenyx Pharmaceutical, Inc.	280,000	10,516,800
Vanda Pharmaceuticals, Inc. (a)(d)(e)	1,700,000	17,493,000
Vertex Pharmaceuticals, Inc. (a)	360,000	26,013,600
ZIOPHARM Oncology, Inc. (a)(d)	2,000,000	7,200,000
		1,487,662,777
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
Carriage Services, Inc. (d)	850,000	15,614,500
HEALTH CARE EQUIPMENT & SUPPLIES - 17.0%
Health Care Equipment - 15.5%
Boston Scientific Corp. (a)	16,000,000	205,280,000
Cardiovascular Systems, Inc. (a)	501,700	14,072,685
CONMED Corp.	930,000	41,757,000
Covidien PLC	2,910,100	212,757,411
Edwards Lifesciences Corp. (a)	970,000	78,764,000
Genmark Diagnostics, Inc. (a)	2,090,396	23,015,260
HeartWare International, Inc. (a)	500,000	45,085,000
Intuitive Surgical, Inc. (a)	130,000	48,066,200

	Shares	Value
Lumenis Ltd. Class B	800,000	$ 7,080,000
Masimo Corp. (a)	1,651,346	40,689,165
NxStage Medical, Inc. (a)	1,339,693	18,393,985
ResMed, Inc. (d)	460,000	23,027,600
Smith & Nephew PLC sponsored ADR	500,000	43,885,000
Steris Corp.	900,000	48,168,000
TriVascular Technologies, Inc. (e)	1,092,100	17,462,679
Volcano Corp. (a)	1,200,000	20,832,000
Zeltiq Aesthetics, Inc. (a)	1,200,000	20,976,000
		909,311,985
Health Care Supplies - 1.5%
Derma Sciences, Inc. (a)	1,000,000	10,180,000
The Cooper Companies, Inc.	620,000	79,992,400
		90,172,400
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		999,484,385
HEALTH CARE PROVIDERS & SERVICES - 13.9%
Health Care Distributors & Services - 5.6%
Amplifon SpA	3,000,000	18,566,103
EBOS Group Ltd.	2,427,518	19,747,512
McKesson Corp.	1,540,000	292,045,600
		330,359,215
Health Care Facilities - 2.7%
Emeritus Corp. (a)	900,000	28,152,000
HCA Holdings, Inc. (a)	800,000	42,392,000
NMC Health PLC	1,500,000	12,194,355
Surgical Care Affiliates, Inc.	700,000	20,216,000
Universal Health Services, Inc. Class B	600,000	53,742,000
		156,696,355
Health Care Services - 1.3%
Air Methods Corp. (a)(d)	1,000,000	48,200,000
MEDNAX, Inc. (a)	450,000	25,933,500
		74,133,500
Managed Health Care - 4.3%
Cigna Corp.	1,050,000	94,269,000
Humana, Inc.	770,000	95,834,200
UnitedHealth Group, Inc.	800,000	63,704,000
		253,807,200
TOTAL HEALTH CARE PROVIDERS & SERVICES		814,996,270
HEALTH CARE TECHNOLOGY - 3.9%
Health Care Technology - 3.9%
athenahealth, Inc. (a)	170,000	21,574,700
Castlight Health, Inc.	1,875,650	25,625,130
Castlight Health, Inc. Class B (d)	33,600	510,048
Cerner Corp. (a)	2,500,000	135,125,000
HealthStream, Inc. (a)	460,000	11,835,800
Medidata Solutions, Inc. (a)	840,000	32,482,800
		227,153,478
Common Stocks - continued
	Shares	Value
INDUSTRIAL CONGLOMERATES - 1.9%
Industrial Conglomerates - 1.9%
Danaher Corp.	1,400,000	$ 109,802,000
LIFE SCIENCES TOOLS & SERVICES - 7.3%
Life Sciences Tools & Services - 7.3%
Agilent Technologies, Inc.	3,150,000	179,361,000
Bruker BioSciences Corp. (a)	1,200,000	25,140,000
Illumina, Inc. (a)(d)	1,200,000	189,900,000
Thermo Fisher Scientific, Inc.	280,000	32,734,800
		427,135,800
PHARMACEUTICALS - 27.8%
Pharmaceuticals - 27.8%
AbbVie, Inc.	1,450,000	78,778,500
Actavis PLC (a)	1,870,000	395,579,799
Auxilium Pharmaceuticals, Inc. (a)(d)	1,000,000	22,380,000
Bristol-Myers Squibb Co.	1,500,000	74,610,000
Dechra Pharmaceuticals PLC	1,700,000	19,804,303
Impax Laboratories, Inc. (a)	573,411	15,917,889
Jazz Pharmaceuticals PLC (a)	356,100	50,516,346
Merck & Co., Inc.	2,800,000	162,008,000
Orexo AB (a)(d)	224,000	3,656,904
Pacira Pharmaceuticals, Inc. (a)	260,000	20,178,600
Perrigo Co. PLC	740,000	102,268,000
Prestige Brands Holdings, Inc. (a)	1,280,000	43,776,000
Salix Pharmaceuticals Ltd. (a)	1,000,000	114,080,000
Shire PLC sponsored ADR	1,138,000	197,317,820
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,450,000	174,190,500
The Medicines Company (a)	1,400,000	39,060,000
TherapeuticsMD, Inc. (a)	2,600,000	10,556,000
UCB SA	400,000	31,886,805
Valeant Pharmaceuticals International (Canada) (a)	550,000	72,200,498
		1,628,765,964
PROFESSIONAL SERVICES - 0.9%
Human Resource & Employment Services - 0.9%
Towers Watson & Co.	300,000	33,753,000
WageWorks, Inc. (a)	550,000	22,264,000
		56,017,000
TOTAL COMMON STOCKS (Cost $4,325,263,161)		5,766,632,174
Convertible Preferred Stocks - 0.5%

BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Ariosa Diagnostics (a)(f)	248,344	4,005,789

	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Services - 0.2%
1Life Healthcare, Inc. Series G (f)	1,639,892	$ 10,511,708
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Life Sciences Tools & Services - 0.2%
Penumbra, Inc. (f)	1,250,000	15,700,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $30,300,003)		30,217,497
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.10% (b)	104,339,032	104,339,032
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	138,115,165	138,115,165
TOTAL MONEY MARKET FUNDS (Cost $242,454,197)		242,454,197
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $4,598,017,361)		6,039,303,868
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(175,898,332)
NET ASSETS - 100%		$ 5,863,405,536
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,217,497 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$ 10,800,001
Ariosa Diagnostics	11/30/11	$ 3,000,002
Penumbra, Inc.	5/16/14	$ 16,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,106
Fidelity Securities Lending Cash Central Fund	194,547
Total	$ 222,653
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
TriVascular Technologies, Inc.	$ -	$ 13,108,264	$ -	$ -	$ 17,462,679
Vanda Pharmaceuticals, Inc.	24,208,000	1,315,114	-	-	17,493,000
Total	$ 24,208,000	$ 14,423,378	$ -	$ -	$ 34,955,679
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 5,766,632,174	$ 5,741,007,044	$ 25,625,130	$ -
Convertible Preferred Stocks	30,217,497	-	-	30,217,497
Money Market Funds	242,454,197	242,454,197	-	-
Total Investments in Securities:	$ 6,039,303,868	$ 5,983,461,241	$ 25,625,130	$ 30,217,497
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $4,606,854,542. Net unrealized appreciation aggregated $1,432,449,326, of which $1,555,153,240 related to appreciated investment securities and $122,703,914 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select IT Services Portfolio

May 31, 2014

1.802158.110

BSO-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
H&R Block, Inc.	214,300	$ 6,381,854
INSURANCE - 0.0%
Property & Casualty Insurance - 0.0%
Fidelity National Financial, Inc. Class A	14	467
INTERNET SOFTWARE & SERVICES - 9.5%
Internet Software & Services - 9.5%
Amber Road, Inc. (a)	52,700	720,936
ChannelAdvisor Corp. (a)	19,500	404,430
Cornerstone OnDemand, Inc. (a)	277,300	11,144,687
Cvent, Inc.	130,800	3,272,616
Demandware, Inc. (a)	198,220	12,069,616
Endurance International Group Holdings, Inc. (d)	2,210,800	28,850,940
Marketo, Inc. (d)	106,300	2,464,034
Perficient, Inc. (a)	343,700	6,062,868
Q2 Holdings, Inc. (a)(d)	227,300	2,988,995
Textura Corp. (d)	300,700	6,293,651
Web.com Group, Inc. (a)	836,650	28,814,226
Wix.com Ltd. (a)(d)	188,817	3,372,272
Xoom Corp. (a)	332,701	7,385,962
		113,845,233
IT SERVICES - 83.3%
Data Processing & Outsourced Services - 55.0%
Alliance Data Systems Corp. (a)	170,048	43,540,790
Automatic Data Processing, Inc.	2,000	159,360
Broadridge Financial Solutions, Inc.	7,800	319,956
Cardtronics, Inc. (a)	103,100	2,987,838
Cass Information Systems, Inc.	3,052	153,882
Computer Sciences Corp.	592,100	37,237,169
Convergys Corp.	261,300	5,701,566
CoreLogic, Inc. (a)	777,900	22,193,487
CSG Systems International, Inc.	114,770	3,015,008
DST Systems, Inc.	56,100	5,113,515
Euronet Worldwide, Inc. (a)	94,800	4,468,872
EVERTEC, Inc.	607,700	14,530,107
ExlService Holdings, Inc. (a)	1,171,500	33,200,310
Fidelity National Information Services, Inc.	957,900	51,870,285
Fiserv, Inc. (a)	189,400	11,384,834
FleetCor Technologies, Inc. (a)	142,700	18,038,707
Global Cash Access Holdings, Inc. (a)	648,300	5,769,870
Global Payments, Inc.	178,800	12,258,528
Heartland Payment Systems, Inc. (d)	163,500	6,777,075
Higher One Holdings, Inc. (a)	142,500	535,800
Jack Henry & Associates, Inc.	1,600	92,784
MasterCard, Inc. Class A	1,319,900	100,906,355
Maximus, Inc.	112,200	5,013,096
MoneyGram International, Inc. (a)	823,800	10,857,684
Neustar, Inc. Class A (a)(d)	254,071	7,119,069

	Shares	Value
Paychex, Inc.	3,500	$ 143,885
Sykes Enterprises, Inc. (a)	153,100	3,089,558
Syntel, Inc. (a)	187,600	15,176,840
Teletech Holdings, Inc. (a)	2,000	52,760
The Western Union Co.	10,000	161,700
Total System Services, Inc.	460,300	13,928,678
Vantiv, Inc. (a)	384,400	11,912,556
VeriFone Systems, Inc. (a)	210,500	6,906,505
Visa, Inc. Class A	702,812	150,985,101
WEX, Inc. (a)	193,500	18,632,115
WNS Holdings Ltd. sponsored ADR (a)	740,929	13,307,085
Xerox Corp.	1,482,300	18,306,405
		655,849,135
IT Consulting & Other Services - 28.3%
Accenture PLC Class A	686,400	55,907,280
Acxiom Corp. (a)	243,000	5,523,390
Atos Origin SA	27,331	2,455,187
Booz Allen Hamilton Holding Corp. Class A	798,400	17,668,592
CACI International, Inc. Class A (a)	128,600	9,182,040
Cap Gemini SA	2,500	181,776
CGI Group, Inc. Class A (sub. vtg.) (a)	167,100	5,686,609
Ciber, Inc. (a)	1,443,600	6,712,740
Cognizant Technology Solutions Corp. Class A (a)	1,902,932	92,501,525
Computer Task Group, Inc.	22,700	352,304
EPAM Systems, Inc. (a)	332,800	14,000,896
Forrester Research, Inc.	10,300	389,546
Gartner, Inc. Class A (a)	205,200	14,587,668
IBM Corp.	117,550	21,671,518
IBS Group Holding Ltd. GDR (Reg. S)	349,749	8,772,390
iGATE Corp. (a)	28,300	986,821
Leidos Holdings, Inc.	67,925	2,591,339
Luxoft Holding, Inc.	437,136	14,163,206
ManTech International Corp. Class A (d)	132,800	3,916,272
Sapient Corp. (a)	462,300	7,604,835
Science Applications International Corp.	81,200	3,144,876
ServiceSource International, Inc. (a)	1,257,300	5,720,715
Teradata Corp. (a)	3,500	146,965
Unisys Corp. (a)	541,740	12,714,638
Virtusa Corp. (a)	888,798	30,405,780
		336,988,908
TOTAL IT SERVICES		992,838,043
PROFESSIONAL SERVICES - 1.6%
Human Resource & Employment Services - 0.1%
TriNet Group, Inc.	27,600	692,760
Research & Consulting Services - 1.5%
ICF International, Inc. (a)	481,711	17,919,649
TOTAL PROFESSIONAL SERVICES		18,612,409
Common Stocks - continued
	Shares	Value
SOFTWARE - 3.2%
Application Software - 0.4%
Descartes Systems Group, Inc. (a)	68,400	$ 913,430
Guidewire Software, Inc. (a)	700	26,439
Interactive Intelligence Group, Inc. (a)	60,600	3,071,814
SAP AG sponsored ADR	1,600	122,400
Workday, Inc. Class A (a)	1,400	109,718
Zensar Technologies Ltd.	138,123	852,492
		5,096,293
Systems Software - 2.8%
CommVault Systems, Inc. (a)	408,734	19,995,267
Exact Holdings NV	20,300	735,797
Fleetmatics Group PLC (a)	161,900	4,614,150
NetSuite, Inc. (a)	70,200	5,650,398
The Rubicon Project, Inc.	131,697	1,671,235
		32,666,847
TOTAL SOFTWARE		37,763,140
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.2%
Technology Hardware, Storage & Peripherals - 1.2%
Electronics for Imaging, Inc. (a)	343,700	13,985,153
Nimble Storage, Inc.	2,000	50,740
		14,035,893
TOTAL COMMON STOCKS (Cost $936,001,314)		1,183,477,039
Money Market Funds - 4.9%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	7,548,105	$ 7,548,105
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	50,365,800	50,365,800
TOTAL MONEY MARKET FUNDS (Cost $57,913,905)		57,913,905
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $993,915,219)		1,241,390,944
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(49,968,117)
NET ASSETS - 100%		$ 1,191,422,827
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 690
Fidelity Securities Lending Cash Central Fund	128,911
Total	$ 129,601
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $999,809,690. Net unrealized appreciation aggregated $241,581,254, of which $275,255,636 related to appreciated investment securities and $33,674,382 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Biotechnology Portfolio

May 31, 2014

1.802156.110

BIO-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
BIOTECHNOLOGY - 94.1%
Biotechnology - 94.1%
ACADIA Pharmaceuticals, Inc. (a)(d)	4,448,283	$ 91,857,044
Acceleron Pharma, Inc. (d)(e)	3,041,038	90,258,008
Acorda Therapeutics, Inc. (a)(e)	2,563,958	84,302,939
Adamas Pharmaceuticals, Inc. (e)	1,074,841	19,185,912
ADMA Biologics, Inc.	372,800	3,262,000
Aegerion Pharmaceuticals, Inc. (a)(d)(e)	2,269,995	74,569,336
Agenus, Inc. (a)	150,089	453,269
Agenus, Inc. warrants 1/9/18 (a)	1,548,000	111,007
Agios Pharmaceuticals, Inc.	89,533	3,147,980
Agios Pharmaceuticals, Inc. (f)	83,457	2,934,348
Akebia Therapeutics, Inc. (a)(d)	639,000	15,527,700
Alder Biopharmaceuticals, Inc.	220,400	2,367,096
Aldeyra Therapeutics, Inc. (e)	517,016	3,158,968
Alexion Pharmaceuticals, Inc. (a)	1,584,790	263,582,273
Alkermes PLC (a)	2,082,594	95,403,631
Alnylam Pharmaceuticals, Inc. (a)	1,646,845	97,641,440
AMAG Pharmaceuticals, Inc. (a)	683,909	12,515,535
Ambit Biosciences Corp. (d)	706,337	4,880,789
Amgen, Inc.	4,222,148	489,726,947
Anacor Pharmaceuticals, Inc. (a)	607,503	8,201,291
Applied Genetic Technologies Corp.	444,032	6,083,238
Arena Pharmaceuticals, Inc. (a)(d)	53,045	326,227
ARIAD Pharmaceuticals, Inc. (a)(d)	9,117,251	58,897,441
ArQule, Inc. (a)	8,342	11,929
Array BioPharma, Inc. (a)	3,563,096	14,965,003
Arrowhead Research Corp. (a)(d)(e)	3,179,395	39,996,789
Auspex Pharmaceuticals, Inc.	828,653	17,526,011
BioCryst Pharmaceuticals, Inc. (a)	965,000	9,611,400
Biogen Idec, Inc. (a)	1,799,587	574,734,100
BioMarin Pharmaceutical, Inc. (a)	2,120,344	122,895,138
Bionovo, Inc. warrants 2/2/16 (a)	1,043,150	6,061
Bluebird Bio, Inc.	181,419	4,194,407
Cara Therapeutics, Inc. (d)(e)	1,196,419	16,486,654
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (a)	141,443	131,980
warrants 5/30/17 (a)	282,100	335,197
Celgene Corp. (a)	1,063,356	162,725,369
Cell Therapeutics, Inc. (a)(d)	2,928,123	8,608,682
Cell Therapeutics, Inc. warrants 7/6/16 (a)	835,596	55,784
Celldex Therapeutics, Inc. (a)(d)	3,017,584	44,086,902
Cellectar Biosciences, Inc. (a)	2,177,990	805,856
Cepheid, Inc. (a)(d)	589,900	26,574,995
Cerulean Pharma, Inc. (e)	1,901,400	10,856,994
Chimerix, Inc. (a)	422,908	7,802,653
Clovis Oncology, Inc. (a)	928,369	47,541,776
Cubist Pharmaceuticals, Inc.	1,275,519	84,949,565
Curis, Inc. (a)(d)	3,239,062	5,765,530
Cytokinetics, Inc. (a)	1,063,466	5,306,695
Cytokinetics, Inc. warrants 6/25/17 (a)	3,828,480	110,413
Dendreon Corp. (a)(d)	827,540	1,787,486

	Shares	Value
Dicerna Pharmaceuticals, Inc. (d)	293,221	$ 4,738,451
Durata Therapeutics, Inc. (a)	45,983	732,049
Dyax Corp. (a)(e)	6,674,338	55,063,289
Dynavax Technologies Corp. (a)	53,843	77,534
Eleven Biotherapeutics, Inc. (d)	752,060	8,122,248
Emergent BioSolutions, Inc. (a)	336,186	7,291,874
Enanta Pharmaceuticals, Inc. (a)(d)(e)	923,566	35,077,037
Epizyme, Inc. (d)(e)	3,200,125	76,738,998
Esperion Therapeutics, Inc. (d)	73,092	1,115,384
Exact Sciences Corp. (a)(d)	1,288,202	17,364,963
Exelixis, Inc. (a)(d)	1,849,687	6,122,464
Fate Therapeutics, Inc. (e)	1,381,284	9,655,175
Fibrocell Science, Inc. (a)(d)(e)	3,326,640	9,979,920
Foundation Medicine, Inc.	32,800	778,344
Genmab A/S (a)	790,976	31,854,291
Genocea Biosciences, Inc. (d)	581,781	11,030,568
Genomic Health, Inc. (a)	516,228	13,416,766
Geron Corp. (a)(d)(e)	15,516,386	32,274,083
Gilead Sciences, Inc. (a)	15,131,321	1,228,814,574
Halozyme Therapeutics, Inc. (a)(d)	2,796,723	22,094,112
Heron Therapeutics, Inc. (a)	391,175	4,670,630
Hyperion Therapeutics, Inc. (a)(d)(e)	1,999,059	58,512,457
Idenix Pharmaceuticals, Inc. (a)(d)	500,393	3,137,464
Ignyta, Inc.	1,191,909	8,820,127
ImmunoGen, Inc. (a)(d)	1,586,457	18,751,922
Immunomedics, Inc. (a)(d)	4,159,887	13,852,424
Incyte Corp. (a)	2,531,894	125,455,348
Infinity Pharmaceuticals, Inc. (a)	1,325,833	13,390,913
Insys Therapeutics, Inc. (a)(d)	869,478	22,467,312
Intercept Pharmaceuticals, Inc. (a)(e)	1,162,568	275,075,214
InterMune, Inc. (a)(e)	5,286,810	209,463,412
Intrexon Corp. (d)	288,149	6,077,062
Ironwood Pharmaceuticals, Inc. Class A (a)	4,692,810	67,201,039
Isis Pharmaceuticals, Inc. (a)(d)	2,384,987	69,689,320
KaloBios Pharmaceuticals, Inc. (a)(d)	1,410,964	2,652,612
Karyopharm Therapeutics, Inc. (d)(e)	2,055,682	53,961,653
Keryx Biopharmaceuticals, Inc. (a)(d)	2,522,822	33,301,250
Kindred Biosciences, Inc.	871,132	14,722,131
KYTHERA Biopharmaceuticals, Inc. (a)(d)(e)	1,304,079	43,647,524
La Jolla Pharmaceutical Co. (a)(d)	389,297	3,164,985
Lexicon Pharmaceuticals, Inc. (a)(d)	10,295,323	13,589,826
Ligand Pharmaceuticals, Inc. Class B (a)(d)(e)	1,383,601	92,300,023
Lion Biotechnologies, Inc. (a)	529,050	3,967,875
Macrogenics, Inc. (e)	2,438,885	45,509,594
MannKind Corp. (a)(d)	8,063,306	71,763,423
Medivation, Inc. (a)	2,213,185	161,186,264
Merrimack Pharmaceuticals, Inc. (a)	422,049	3,279,321
MiMedx Group, Inc. (a)(d)	1,006,364	5,504,811
Mirati Therapeutics, Inc. (a)	185,300	3,963,567
Common Stocks - continued
	Shares	Value
BIOTECHNOLOGY - CONTINUED
Biotechnology - continued
Momenta Pharmaceuticals, Inc. (a)	1,062,677	$ 13,166,568
Myriad Genetics, Inc. (a)(d)	1,427,043	47,320,746
Neurocrine Biosciences, Inc. (a)	3,582,851	49,765,800
NewLink Genetics Corp. (a)(d)(e)	1,656,147	33,967,575
Novavax, Inc. (a)(d)(e)	14,411,821	67,879,677
Novelos Therapeutics, Inc. warrants 12/6/16 (a)	2,362,400	71
NPS Pharmaceuticals, Inc. (a)(d)	2,457,213	76,493,041
OncoMed Pharmaceuticals, Inc. (d)	169,950	3,840,870
Onconova Therapeutics, Inc. (d)	120,358	583,736
Ophthotech Corp. (d)(e)	1,967,155	80,063,209
Opko Health, Inc. (a)(d)	3,676,509	31,691,508
Oragenics, Inc. (a)	2,545,258	5,217,779
Orexigen Therapeutics, Inc. (a)(d)	5,577,609	36,031,354
Organovo Holdings, Inc. (a)(d)	1,402,617	9,986,633
Osiris Therapeutics, Inc. (a)(d)(e)	1,866,995	28,733,053
OvaScience, Inc. (a)	581,300	4,214,425
PDL BioPharma, Inc. (d)	242,833	2,275,345
Pharmacyclics, Inc. (a)(d)	1,129,313	100,316,874
PolyMedix, Inc. (a)(e)	115,509	3,465
PolyMedix, Inc. warrants 4/10/16 (a)(e)	2,961,167	30
Portola Pharmaceuticals, Inc.	1,388,287	30,764,440
Progenics Pharmaceuticals, Inc. (a)(e)	3,560,260	14,454,656
Prosensa Holding BV (a)(d)	284,863	3,142,039
Protalix BioTherapeutics, Inc. (a)(d)	975,842	3,903,368
Prothena Corp. PLC (a)	371,132	7,726,968
PTC Therapeutics, Inc. (a)(d)(e)	1,540,976	36,536,541
Puma Biotechnology, Inc. (a)	896,007	68,481,815
Raptor Pharmaceutical Corp. (a)(d)	2,853,057	23,338,006
Receptos, Inc.	968,753	28,830,089
Regeneron Pharmaceuticals, Inc. (a)	842,596	258,643,268
Regulus Therapeutics, Inc. (a)(d)	1,478,801	9,952,331
Repligen Corp. (a)	179,120	3,446,269
Rigel Pharmaceuticals, Inc. (a)	2,710,851	8,918,700
Sangamo Biosciences, Inc. (a)(d)(e)	5,140,407	67,544,948
Sarepta Therapeutics, Inc. (a)(d)	1,096,532	36,931,198
Seattle Genetics, Inc. (a)(d)	1,983,060	66,174,712
Sophiris Bio, Inc. (a)(e)	1,277,815	3,705,664
Sorrento Therapeutics, Inc. (a)	595,300	3,101,513
Spectrum Pharmaceuticals, Inc. (a)(d)(e)	3,903,900	30,411,381
Stemline Therapeutics, Inc. (a)(d)(e)	1,243,399	18,887,231
Sunesis Pharmaceuticals, Inc. (a)(d)	2,910,178	14,900,111
Synageva BioPharma Corp. (a)(d)	612,124	49,673,863
Synergy Pharmaceuticals, Inc. (a)(d)	2,228,472	9,671,568
Synergy Pharmaceuticals, Inc. warrants 11/14/16 (a)	354,400	435,912
Synta Pharmaceuticals Corp. (a)(d)	3,254,017	13,341,470
Synthetic Biologics, Inc. (a)	900	1,242
TESARO, Inc. (a)	1,072,115	28,561,144

	Shares	Value
Theravance, Inc. (a)(d)	791,706	$ 22,682,377
Threshold Pharmaceuticals, Inc. (a)	1,262,685	4,873,964
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	631,520	1,070,022
Ultragenyx Pharmaceutical, Inc. (d)	433,109	16,267,574
uniQure B.V.	407,996	3,529,165
United Therapeutics Corp. (a)	1,068,109	102,260,756
Verastem, Inc. (a)(d)(e)	1,343,833	12,470,770
Versartis, Inc.	1,117,438	33,400,222
Versartis, Inc.	673,617	18,120,971
Vertex Pharmaceuticals, Inc. (a)	3,720,800	268,865,008
Vical, Inc. (a)(d)(e)	5,921,845	7,106,214
Vital Therapies, Inc.	1,069,500	12,834,000
Xencor, Inc.	1,183,045	10,410,796
XOMA Corp. (a)	4,689,019	19,412,539
ZIOPHARM Oncology, Inc. (a)(d)	1,329,392	4,785,811
		7,628,811,810
HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Health Care Equipment - 0.0%
Alsius Corp. (a)	314,300	3
InVivo Therapeutics Holdings Corp. (a)	937,200	1,115,268
		1,115,271
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
BG Medicine, Inc. (a)(d)	1,177,641	1,189,417
ChromaDex, Inc. (a)(d)	2,047,600	3,112,352
Transgenomic, Inc. (a)	236,500	872,685
Transgenomic, Inc. (a)	46,240	164,152
Transgenomic, Inc. warrants 2/3/17 (a)	1,419,000	14
		5,338,620
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	33,334	425,842
PHARMACEUTICALS - 4.6%
Pharmaceuticals - 4.6%
AcelRx Pharmaceuticals, Inc. (a)(d)	610,629	5,617,787
Achaogen, Inc. (a)(e)	901,382	12,646,389
ALK-Abello A/S	8,500	1,322,679
Aradigm Corp. (a)	159,954	1,132,475
Auxilium Pharmaceuticals, Inc. (a)	1,004,721	22,485,656
AVANIR Pharmaceuticals Class A (a)(e)	9,758,113	51,522,837
ContraVir Pharmaceuticals, Inc. (a)(d)	237,732	366,107
Egalet Corp.	775,506	10,267,699
Endocyte, Inc. (a)	9,405	59,534
Horizon Pharma, Inc. (a)(d)	3,387,445	48,067,845
Horizon Pharma, Inc. warrants 9/25/17 (a)	759,050	7,420,723
Intra-Cellular Therapies, Inc. (d)(e)	1,536,950	23,284,793
Jazz Pharmaceuticals PLC (a)	327,865	46,510,929
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
NeurogesX, Inc. (a)(e)	3,131,785	$ 15,659
Pacira Pharmaceuticals, Inc. (a)(d)	957,533	74,314,136
Perrigo Co. PLC	549	75,872
Relypsa, Inc.	1,314,261	30,740,565
Repros Therapeutics, Inc. (a)(d)	717,300	11,656,125
TherapeuticsMD, Inc. (a)	1,855,607	7,533,764
Zogenix, Inc. (a)(d)(e)	9,804,706	22,550,824
Zogenix, Inc. warrants 7/27/17 (a)(e)	498,465	25,307
		377,617,705
TOTAL COMMON STOCKS (Cost $5,222,182,621)		8,013,309,248
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.6%
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
ProQR Therapeutics BV (g)	14,236	10,191,540
Xenon Pharmaceuticals, Inc. Series E (a)(g)	981,626	4,476,215
		14,667,755
CHEMICALS - 0.0%
Specialty Chemicals - 0.0%
Avalanche Biotechnologies, Inc. Series B (g)	537,368	4,046,381
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
Sage Therapeutics, Inc. Series C (g)	542,148	2,295,726
PHARMACEUTICALS - 0.4%
Pharmaceuticals - 0.4%
aTyr Pharma, Inc. 8.00% (a)(g)	3,455,296	8,738,444
Kolltan Pharmaceuticals, Inc. Series D (g)	10,639,609	10,639,609
Zafgen, Inc. Series E (g)	5,172,990	10,397,710
		29,775,763
TOTAL CONVERTIBLE PREFERRED STOCKS		50,785,625
Nonconvertible Preferred Stocks - 0.1%
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Moderna LLC Series D, 8.00% (g)	207,494	4,425,847
PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (a)(g)	3,661,108	59,749

	Shares	Value
Equilibrate Worldwide Therapeutics Series D (a)(g)	3,661,108	$ 147,067
Neuropathic Worldwide Therapeutics Series D (a)(g)	3,661,108	27,568
Oculus Worldwide Therapeutics Series D (a)(g)	3,661,108	45,947
Orchestrate U.S. Therapeutics, Inc. Series D (a)(g)	3,661,108	64,326
Orchestrate Worldwide Therapeutics Series D (a)(g)	3,661,108	114,886
		459,543
TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,885,390
TOTAL PREFERRED STOCKS (Cost $58,895,620)		55,671,015
Money Market Funds - 11.2%

Fidelity Cash Central Fund, 0.10% (b)	37,439,415	37,439,415
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	870,677,605	870,677,605
TOTAL MONEY MARKET FUNDS (Cost $908,117,020)		908,117,020
TOTAL INVESTMENT PORTFOLIO - 110.7% (Cost $6,189,195,261)		8,977,097,283
NET OTHER ASSETS (LIABILITIES) - (10.7)%		(866,267,000)
NET ASSETS - 100%		$ 8,110,830,283
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,934,348 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $55,671,015 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
aTyr Pharma, Inc. 8.00%	4/8/13 - 5/17/13	$ 8,738,444
Avalanche Biotechnologies, Inc. Series B	4/17/14	$ 4,046,381
Equilibrate Asia Therapeutics Series D	5/17/13	$ 59,749
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 147,067
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$ 10,639,609
Moderna LLC Series D, 8.00%	11/6/13	$ 4,425,847
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 27,568
Oculus Worldwide Therapeutics Series D	5/17/13	$ 45,947
Orchestrate U.S. Therapeutics, Inc. Series D	5/17/13	$ 64,326
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 114,886
ProQR Therapeutics BV	4/17/14	$ 10,327,611
Sage Therapeutics, Inc. Series C	3/11/14	$ 2,295,726
Xenon Pharmaceuticals, Inc. Series E	3/23/01	$ 6,724,138
Zafgen, Inc. Series E	11/25/13	$ 11,238,321
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,388
Fidelity Securities Lending Cash Central Fund	4,772,721
Total	$ 4,777,109
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acceleron Pharma, Inc.	$ 101,569,144	$ 30,641,576	$ -	$ -	$ 90,258,008
Achaogen, Inc.	-	13,240,330	-	-	12,646,389
Acorda Therapeutics, Inc.	84,899,094	15,783,651	6,391,224	-	84,302,939
Adamas Pharmaceuticals, Inc.	-	17,463,238	-	-	19,185,912
Aegerion Pharmaceuticals, Inc.	119,020,586	4,236,350	-	-	74,569,336
Aldeyra Therapeutics, Inc.	-	4,136,128	-	-	3,158,968
Arrowhead Research Corp.	60,456,164	8,029,578	3,764,908	-	39,996,789
AVANIR Pharmaceuticals Class A	43,921,334	-	2,658,660	-	51,522,837
Cara Therapeutics, Inc.	11,534,736	12,072,855	1,074,144	-	16,486,654
Cerulean Pharma, Inc.	-	13,309,800	-	-	10,856,994
Dyax Corp.	98,099,858	-	29,779,408	-	55,063,289
Enanta Pharmaceuticals, Inc.	36,812,959	-	2,538,445	-	35,077,037
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Epizyme, Inc.	$ 91,633,035	$ 3,163,398	$ -	$ -	$ 76,738,998
Fate Therapeutics, Inc.	8,913,426	-	-	-	9,655,175
Fibrocell Science, Inc.	18,928,582	-	-	-	9,979,920
Geron Corp.	73,457,551	144,108	-	-	32,274,083
Horizon Pharma, Inc.	41,923,973	960,105	3,188,559	-	-
Horizon Pharma, Inc. warrants 2/28/17	2,561,134	-	960,105	-	-
Horizon Pharma, Inc. warrants 9/25/17	5,935,680	-	-	-	-
Hyperion Therapeutics, Inc.	61,970,829	-	-	-	58,512,457
Intercept Pharmaceuticals, Inc.	540,040,254	-	70,454,324	-	275,075,214
InterMune, Inc.	136,623,843	24,540,674	-	-	209,463,412
Intra-Cellular Therapies, Inc.	24,944,699	-	-	-	23,284,793
Karyopharm Therapeutics, Inc.	82,515,075	-	-	-	53,961,653
KYTHERA Biopharmaceuticals, Inc.	65,164,828	-	-	-	43,647,524
Ligand Pharmaceuticals, Inc. Class B	104,415,820	-	6,868,872	-	92,300,023
Macrogenics, Inc.	41,015,800	31,483,959	2,040,259	-	45,509,594
NeurogesX, Inc.	31,318	-	-	-	15,659
NewLink Genetics Corp.	79,204,057	-	2,733,987	-	33,967,575
Novavax, Inc.	99,795,974	-	4,444,107	-	67,879,677
Ophthotech Corp.	63,936,838	7,835,006	4,087,185	-	80,063,209
Oragenics, Inc.	9,785,179	-	163,396	-	-
Orexigen Therapeutics, Inc.	41,880,880	-	2,366,478	-	-
Osiris Therapeutics, Inc.	30,846,851	-	1,954,322	-	28,733,053
PolyMedix, Inc.	3,003	-	-	-	3,465
PolyMedix, Inc. warrants 4/10/16	30	-	-	-	30
Progenics Pharmaceuticals, Inc.	17,989,120	-	1,023,011	-	14,454,656
PTC Therapeutics, Inc.	48,825,764	2,488,858	2,207,891	-	36,536,541
Raptor Pharmaceutical Corp.	48,866,529	-	1,843,301	-	-
Receptos, Inc.	61,607,768	-	15,895,203	-	-
Sangamo Biosciences, Inc.	83,390,908	44,465,905	24,955,114	-	67,544,948
Sophiris Bio, Inc.	5,264,210	-	38,074	-	3,705,664
Spectrum Pharmaceuticals, Inc.	35,269,565	-	2,179,746	-	30,411,381
Stemline Therapeutics, Inc.	32,154,298	-	-	-	18,887,231
Verastem, Inc.	19,439,084	-	1,007,250	-	12,470,770
Vical, Inc.	9,739,012	-	560,601	-	7,106,214
Zogenix, Inc.	42,650,471	-	-	-	22,550,824
Zogenix, Inc. warrants 7/27/17	433,839	-	-	-	25,307
Total	$ 2,587,473,102	$ 233,995,519	$ 195,178,574	$ -	$ 1,847,884,202

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 8,013,309,248	$ 7,985,921,665	$ 27,387,580	$ 3
Preferred Stocks	55,671,015	-	-	55,671,015
Money Market Funds	908,117,020	908,117,020	-	-
Total Investments in Securities:	$ 8,977,097,283	$ 8,894,038,685	$ 27,387,580	$ 55,671,018
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $6,218,135,745. Net unrealized appreciation aggregated $2,758,961,538, of which $3,236,381,736 related to appreciated investment securities and $477,420,198 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Communications
Equipment Portfolio

May 31, 2014

1.802166.110

DEV-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 76.9%
Communications Equipment - 76.9%
ADTRAN, Inc.	45,200	$ 1,014,288
ADVA Optical Networking SE (a)	283,848	1,305,106
Alcatel-Lucent SA sponsored ADR	2,741,643	10,993,988
Aruba Networks, Inc. (a)	227,023	4,203,331
Calix Networks, Inc. (a)	61,300	500,208
Ciena Corp. (a)(d)	89,700	1,740,180
Cisco Systems, Inc.	2,129,276	52,422,775
Comtech Telecommunications Corp.	37,400	1,221,858
Emulex Corp. (a)	152,700	818,472
F5 Networks, Inc. (a)	92,335	10,022,964
InterDigital, Inc.	57,500	2,184,425
Ixia (a)	211,300	2,455,306
JDS Uniphase Corp. (a)	205,900	2,258,723
Juniper Networks, Inc. (a)	558,912	13,670,988
Motorola Solutions, Inc.	115,081	7,758,761
NETGEAR, Inc. (a)	87,250	2,867,908
Palo Alto Networks, Inc. (a)	77,800	5,827,998
Plantronics, Inc.	173,100	7,848,354
Polycom, Inc. (a)	389,163	4,961,828
Procera Networks, Inc. (a)(d)	44,100	426,447
QUALCOMM, Inc.	586,019	47,145,229
Radware Ltd. (a)	325,200	5,502,384
Riverbed Technology, Inc. (a)	468,242	9,514,677
Ruckus Wireless, Inc. (a)	284,900	3,076,920
Sonus Networks, Inc. (a)	1,043,700	3,830,379
Spirent Communications PLC	1,120,500	1,962,700
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	1,073,280	13,362,336
ViaSat, Inc. (a)(d)	50,200	2,722,346
Wi-Lan, Inc. (d)	306,400	957,942
		222,578,821
ELECTRICAL EQUIPMENT - 0.5%
Electrical Components & Equipment - 0.5%
General Cable Corp.	51,500	1,313,250
HEALTH CARE TECHNOLOGY - 0.4%
Health Care Technology - 0.4%
Vocera Communications, Inc. (a)	80,800	1,043,936
INTERNET SOFTWARE & SERVICES - 2.1%
Internet Software & Services - 2.1%
Google, Inc.:
Class A (a)	5,000	2,858,250
Class C (a)	5,000	2,804,900
Rackspace Hosting, Inc. (a)	14,900	543,701
		6,206,851
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
Semiconductors - 3.4%
Altera Corp.	148,700	4,926,431

	Shares	Value
Broadcom Corp. Class A	122,300	$ 3,897,701
Semtech Corp. (a)	44,700	1,159,518
		9,983,650
SOFTWARE - 3.8%
Application Software - 0.6%
BroadSoft, Inc. (a)	77,300	1,667,361
Systems Software - 3.2%
Gigamon, Inc. (a)	57,300	974,673
Imperva, Inc. (a)	34,500	720,360
Infoblox, Inc. (a)	169,400	2,195,424
Oracle Corp.	68,600	2,882,572
Rovi Corp. (a)	43,900	1,061,063
Symantec Corp.	63,600	1,398,564
		9,232,656
TOTAL SOFTWARE		10,900,017
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 9.2%
Technology Hardware, Storage & Peripherals - 9.2%
Apple, Inc.	6,600	4,177,800
BlackBerry Ltd. (a)(d)	562,400	4,274,240
Nokia Corp. sponsored ADR	2,054,620	16,704,061
QLogic Corp. (a)	145,800	1,449,252
		26,605,353
TOTAL COMMON STOCKS (Cost $258,906,997)		278,631,878
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.10% (b)	5,363,602	5,363,602
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	6,504,124	6,504,124
TOTAL MONEY MARKET FUNDS (Cost $11,867,726)		11,867,726
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $270,774,723)		290,499,604
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,255,244)
NET ASSETS - 100%		$ 289,244,360
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 859
Fidelity Securities Lending Cash Central Fund	31,272
Total	$ 32,131
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $272,871,664. Net unrealized appreciation aggregated $17,627,940, of which $31,265,835 related to appreciated investment securities and $13,637,895 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrial Equipment Portfolio

May 31, 2014

1.802176.110

INE-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
AEROSPACE & DEFENSE - 31.1%
Aerospace & Defense - 31.1%
Alliant Techsystems, Inc.	63,700	$ 8,044,673
Honeywell International, Inc.	272,800	25,411,320
Huntington Ingalls Industries, Inc.	55,600	5,550,548
L-3 Communications Holdings, Inc.	39,800	4,822,566
Meggitt PLC	527,400	4,283,115
Teledyne Technologies, Inc. (a)	53,800	5,098,626
The Boeing Co.	268,000	36,247,000
Triumph Group, Inc.	86,900	6,022,170
United Technologies Corp.	319,900	37,178,780
		132,658,798
AIR FREIGHT & LOGISTICS - 0.6%
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	68,300	2,499,097
AUTO COMPONENTS - 4.0%
Auto Parts & Equipment - 4.0%
Johnson Controls, Inc.	352,500	17,046,900
AUTOMOBILES - 1.4%
Automobile Manufacturers - 1.4%
Hyundai Motor Co.	27,499	6,048,325
BUILDING PRODUCTS - 2.1%
Building Products - 2.1%
American Woodmark Corp. (a)	65,400	1,803,078
Lennox International, Inc.	35,000	2,972,200
Sung Kwang Bend Co. Ltd.	201,666	4,099,706
		8,874,984
CONSTRUCTION & ENGINEERING - 4.4%
Construction & Engineering - 4.4%
AECOM Technology Corp. (a)	126,000	4,049,640
MasTec, Inc. (a)	117,500	4,230,000
URS Corp.	231,800	10,431,000
		18,710,640
DIVERSIFIED CONSUMER SERVICES - 0.7%
Specialized Consumer Services - 0.7%
H&R Block, Inc.	104,500	3,112,010
ELECTRICAL EQUIPMENT - 11.3%
Electrical Components & Equipment - 8.4%
Eaton Corp. PLC	171,622	12,646,825
Generac Holdings, Inc.	77,700	3,782,436
Hubbell, Inc. Class B	48,700	5,697,900
Regal-Beloit Corp.	53,228	4,062,893
Rockwell Automation, Inc.	79,200	9,589,536
		35,779,590

	Shares	Value
Heavy Electrical Equipment - 2.9%
AZZ, Inc.	101,000	$ 4,495,510
Babcock & Wilcox Co.	247,300	7,992,736
		12,488,246
TOTAL ELECTRICAL EQUIPMENT		48,267,836
INDUSTRIAL CONGLOMERATES - 14.3%
Industrial Conglomerates - 14.3%
3M Co.	30,700	4,376,285
Danaher Corp.	286,800	22,493,724
General Electric Co.	1,265,655	33,906,897
		60,776,906
MACHINERY - 23.8%
Construction Machinery & Heavy Trucks - 12.9%
Allison Transmission Holdings, Inc.	244,633	7,576,284
Caterpillar, Inc.	235,200	24,044,496
Cummins, Inc.	71,400	10,919,202
Manitowoc Co., Inc.	258,100	6,981,605
Navistar International Corp. (a)(d)	73,200	2,508,564
Terex Corp.	75,900	2,919,114
		54,949,265
Industrial Machinery - 10.9%
Global Brass & Copper Holdings, Inc.	515,200	8,305,024
Hy-Lok Corp.	34,588	1,036,928
Illinois Tool Works, Inc.	152,800	13,224,840
Luxfer Holdings PLC sponsored ADR	101,100	1,902,702
Metka SA	92,299	1,660,789
Parker Hannifin Corp.	70,900	8,878,807
Standex International Corp.	216	15,949
Timken Co.	61,100	3,923,842
Valmont Industries, Inc.	48,800	7,561,560
		46,510,441
TOTAL MACHINERY		101,459,706
PROFESSIONAL SERVICES - 4.6%
Human Resource & Employment Services - 1.0%
Towers Watson & Co.	38,600	4,342,886
Research & Consulting Services - 3.6%
CBIZ, Inc. (a)(d)	718,900	6,132,217
CRA International, Inc. (a)	102,600	2,298,240
Dun & Bradstreet Corp.	67,600	6,979,700
		15,410,157
TOTAL PROFESSIONAL SERVICES		19,753,043
TRADING COMPANIES & DISTRIBUTORS - 1.0%
Trading Companies & Distributors - 1.0%
WESCO International, Inc. (a)(d)	47,600	4,065,992
TOTAL COMMON STOCKS (Cost $342,427,200)		423,274,237
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value
AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC (C Shares) (Cost $29,149)	17,956,800	$ 30,099
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 0.10% (b)	1,973,308	1,973,308
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	4,828,625	4,828,625
TOTAL MONEY MARKET FUNDS (Cost $6,801,933)		6,801,933
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $349,258,282)		430,106,269
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(3,682,414)
NET ASSETS - 100%		$ 426,423,855
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 564
Fidelity Securities Lending Cash Central Fund	1,504
Total	$ 2,068
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $350,083,667. Net unrealized appreciation aggregated $80,022,602, of which $84,969,289 related to appreciated investment securities and $4,946,687 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (The Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Select
Materials Portfolio
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Materials Portfolio

1.851742.107

AMF-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CHEMICALS - 66.4%
Commodity Chemicals - 14.7%
Axiall Corp.	1,337,757	$ 61,817,751
Cabot Corp.	993,987	56,209,965
Koppers Holdings, Inc.	219,900	7,991,166
LyondellBasell Industries NV Class A	1,714,996	170,762,152
Methanex Corp.	576,100	33,047,515
		329,828,549
Diversified Chemicals - 12.1%
E.I. du Pont de Nemours & Co.	484,300	33,566,833
Eastman Chemical Co.	1,120,730	98,915,630
FMC Corp.	1,408,136	107,806,892
Huntsman Corp.	1,199,000	32,001,310
		272,290,665
Fertilizers & Agricultural Chemicals - 14.7%
CF Industries Holdings, Inc.	355,762	86,560,452
Monsanto Co.	1,658,830	202,128,435
Potash Corp. of Saskatchewan, Inc. (d)	1,180,620	42,845,520
		331,534,407
Industrial Gases - 7.5%
Airgas, Inc.	386,196	41,060,359
Praxair, Inc.	960,974	127,079,202
		168,139,561
Specialty Chemicals - 17.4%
Celanese Corp. Class A	696,693	43,682,651
Cytec Industries, Inc.	373,014	37,058,941
Ecolab, Inc.	299,320	32,682,751
Ferro Corp. (a)	230,404	2,949,171
Innospec, Inc.	567,685	23,939,276
NewMarket Corp.	99,976	39,141,604
RPM International, Inc.	403,549	17,380,855
Sherwin-Williams Co.	337,354	69,026,002
Sigma Aldrich Corp.	542,421	53,444,741
Symrise AG	174,500	9,458,888
W.R. Grace & Co. (a)	678,340	62,461,547
		391,226,427
TOTAL CHEMICALS		1,493,019,609
CONSTRUCTION MATERIALS - 4.9%
Construction Materials - 4.9%
Eagle Materials, Inc.	515,055	44,794,333
Vulcan Materials Co.	1,085,235	66,166,778
		110,961,111

	Shares	Value
CONTAINERS & PACKAGING - 11.2%
Metal & Glass Containers - 2.4%
Aptargroup, Inc.	476,424	$ 31,725,074
Silgan Holdings, Inc.	429,765	20,985,425
		52,710,499
Paper Packaging - 8.8%
Graphic Packaging Holding Co. (a)	5,485,995	60,291,085
MeadWestvaco Corp.	161,466	6,552,290
Packaging Corp. of America	565,300	39,096,148
Rock-Tenn Co. Class A	918,171	92,762,816
		198,702,339
TOTAL CONTAINERS & PACKAGING		251,412,838
METALS & MINING - 12.4%
Aluminum - 0.8%
Constellium NV (a)	629,400	18,340,716
Diversified Metals & Mining - 5.1%
Copper Mountain Mining Corp. (a)	4,031,527	8,774,697
Freeport-McMoRan Copper & Gold, Inc.	3,118,000	106,167,900
		114,942,597
Gold - 1.7%
Franco-Nevada Corp.	281,800	13,075,125
Royal Gold, Inc.	380,504	23,865,211
		36,940,336
Steel - 4.8%
Allegheny Technologies, Inc.	379,000	15,565,530
Carpenter Technology Corp.	612,333	38,264,689
Nucor Corp.	753,600	38,154,768
Worthington Industries, Inc.	393,572	15,860,952
		107,845,939
TOTAL METALS & MINING		278,069,588
OIL, GAS & CONSUMABLE FUELS - 1.6%
Coal & Consumable Fuels - 1.6%
Peabody Energy Corp.	2,263,737	36,581,990
PAPER & FOREST PRODUCTS - 1.5%
Forest Products - 1.0%
Boise Cascade Co. (a)	863,266	22,583,039
Paper Products - 0.5%
P.H. Glatfelter Co.	369,679	9,729,951
TOTAL PAPER & FOREST PRODUCTS		32,312,990
TOTAL COMMON STOCKS (Cost $1,693,108,395)		2,202,358,126
Convertible Bonds - 0.5%
	Principal Amount	Value
BUILDING PRODUCTS - 0.5%
Building Products - 0.5%
Aspen Aerogels, Inc. 8% 6/1/16 (e) (Cost $7,861,200)	$ 7,861,200	$ 12,289,669
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	22,688,633	22,688,633
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	42,075,191	42,075,191
TOTAL MONEY MARKET FUNDS (Cost $64,763,824)		64,763,824
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,765,733,419)		2,279,411,619
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(31,409,674)
NET ASSETS - 100%		$ 2,248,001,945
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,289,669 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/16	6/1/11	$ 7,861,200
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,947
Fidelity Securities Lending Cash Central Fund	66,490
Total	$ 74,437
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,202,358,126	$ 2,202,358,126	$ -	$ -
Convertible Bonds	12,289,669	-	-	12,289,669
Money Market Funds	64,763,824	64,763,824	-	-
Total Investments in Securities:	$ 2,279,411,619	$ 2,267,121,950	$ -	$ 12,289,669
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $1,767,392,297. Net unrealized appreciation aggregated $512,019,322, of which $534,138,812 related to appreciated investment securities and $22,119,490 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Select
Consumer Staples Portfolio
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Consumer Staples Portfolio

1.851744.107

ACSF-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
BEVERAGES - 24.8%
Brewers - 3.3%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	264,272	$ 3,307,495
Anheuser-Busch InBev SA NV	259,590	28,504,642
SABMiller PLC	867,684	48,155,579
		79,967,716
Distillers & Vintners - 5.6%
Diageo PLC sponsored ADR (d)	334,126	43,032,088
Pernod Ricard SA	398,701	48,886,860
Remy Cointreau SA (d)	443,483	41,108,302
		133,027,250
Soft Drinks - 15.9%
Coca-Cola Bottling Co. Consolidated	64,039	4,819,575
Coca-Cola Central Japan Co. Ltd.	54,000	1,281,190
Coca-Cola FEMSA S.A.B. de CV sponsored ADR (d)	47,229	5,446,921
Coca-Cola Icecek Sanayi A/S	368,162	9,768,387
Embotelladora Andina SA:
ADR	276,912	5,496,703
sponsored ADR (d)	187,000	4,718,010
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	56,787	5,395,333
Monster Beverage Corp. (a)	300,500	20,848,690
PepsiCo, Inc.	718,023	63,422,972
The Coca-Cola Co.	6,261,418	256,154,610
		377,352,391
TOTAL BEVERAGES		590,347,357
FOOD & STAPLES RETAILING - 21.5%
Drug Retail - 7.9%
Clicks Group Ltd.	502,021	3,014,436
CVS Caremark Corp.	2,296,376	179,852,168
Drogasil SA	625,000	5,300,629
		188,167,233
Food Distributors - 0.4%
Chefs' Warehouse Holdings (a)	329,409	6,087,478
United Natural Foods, Inc. (a)	39,981	2,695,119
		8,782,597
Food Retail - 7.7%
Fresh Market, Inc. (a)(d)	265,546	8,138,985
Kroger Co.	2,412,118	115,154,513
Magnit OJSC GDR (Reg. S)	97,600	5,680,320
Sprouts Farmers Market LLC (d)	196,800	5,333,280
Whole Foods Market, Inc.	1,281,500	49,004,560
		183,311,658

	Shares	Value
Hypermarkets & Super Centers - 5.5%
Costco Wholesale Corp.	195,950	$ 22,734,119
Wal-Mart Stores, Inc.	1,397,956	107,321,082
		130,055,201
TOTAL FOOD & STAPLES RETAILING		510,316,689
FOOD PRODUCTS - 14.8%
Agricultural Products - 4.9%
Archer Daniels Midland Co.	1,056,616	47,484,323
Bunge Ltd.	796,313	61,881,483
SLC Agricola SA	651,200	5,537,366
		114,903,172
Packaged Foods & Meats - 9.9%
Annie's, Inc. (a)	198,013	6,478,985
Keurig Green Mountain, Inc. (d)	482,461	54,411,952
Lindt & Spruengli AG	98	5,827,471
Mead Johnson Nutrition Co. Class A	1,089,716	97,496,891
Nestle SA	381,214	29,929,893
Orion Corp.	6,025	4,952,460
The Hain Celestial Group, Inc. (a)	119,439	10,835,506
Ulker Biskuvi Sanayi A/S	709,525	5,987,695
Unilever NV (NY Reg.) (d)	406,398	17,641,737
Want Want China Holdings Ltd.	1,511,000	2,108,748
		235,671,338
TOTAL FOOD PRODUCTS		350,574,510
HOTELS, RESTAURANTS & LEISURE - 0.5%
Restaurants - 0.5%
ARAMARK Holdings Corp.	457,029	12,056,425
HOUSEHOLD DURABLES - 0.4%
Household Appliances - 0.2%
SodaStream International Ltd. (a)(d)	113,615	4,243,520
Housewares & Specialties - 0.2%
Tupperware Brands Corp.	65,400	5,475,288
TOTAL HOUSEHOLD DURABLES		9,718,808
HOUSEHOLD PRODUCTS - 12.3%
Household Products - 12.3%
Colgate-Palmolive Co.	772,975	52,871,490
Procter & Gamble Co.	2,890,565	233,528,746
Svenska Cellulosa AB (SCA) (B Shares)	200,300	5,573,201
		291,973,437
PERSONAL PRODUCTS - 1.7%
Personal Products - 1.7%
Herbalife Ltd.	97,990	6,352,692
L'Oreal SA	95,000	16,575,904
Nu Skin Enterprises, Inc. Class A	237,867	17,564,099
		40,492,695
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - 0.5%
Pharmaceuticals - 0.5%
Perrigo Co. PLC	86,306	$ 11,927,489
TOBACCO - 21.0%
Tobacco - 21.0%
Altria Group, Inc.	2,755,145	114,503,826
British American Tobacco PLC sponsored ADR (d)	2,291,645	277,884,875
Imperial Tobacco Group PLC	260,697	11,763,510
ITC Ltd.	1,720,070	9,930,466
Japan Tobacco, Inc.	209,400	7,112,991
Lorillard, Inc.	311,561	19,369,747
Philip Morris International, Inc.	535,858	47,444,867
Souza Cruz SA	1,119,300	11,466,292
		499,476,574
TOTAL COMMON STOCKS (Cost $1,598,280,541)		2,316,883,984
Nonconvertible Preferred Stocks - 0.3%

BEVERAGES - 0.3%
Brewers - 0.3%
Ambev SA sponsored ADR (Cost $3,224,072)	1,129,610	7,952,454
Money Market Funds - 4.6%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	56,652,032	$ 56,652,032
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	51,973,558	51,973,558
TOTAL MONEY MARKET FUNDS (Cost $108,625,590)		108,625,590
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $1,710,130,203)		2,433,462,028
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(56,210,867)
NET ASSETS - 100%		$ 2,377,251,161
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,522
Fidelity Securities Lending Cash Central Fund	113,234
Total	$ 127,756
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,316,883,984	$ 2,250,055,268	$ 66,828,716	$ -
Nonconvertible Preferred Stocks	7,952,454	7,952,454	-	-
Money Market Funds	108,625,590	108,625,590	-	-
Total Investments in Securities:	$ 2,433,462,028	$ 2,366,633,312	$ 66,828,716	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $1,713,143,948. Net unrealized appreciation aggregated $720,318,080, of which $736,345,834 related to appreciated investment securities and $16,027,754 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report

for

Fidelity Advisor® Select
Gold Portfolio
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Gold Portfolio

1.851741.107

AGLD-QTLY-0714

Consolidated Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.8%
	Shares	Value
Australia - 7.1%
METALS & MINING - 7.1%
Gold - 7.1%
Beadell Resources Ltd. (a)	9,857,418	$ 6,054,712
Evolution Mining Ltd. (d)	1,437,195	1,016,519
Gryphon Minerals Ltd. (a)	5,060,010	588,637
Intrepid Mines Ltd.:
(Australia)	8,389,798	2,186,230
(Canada)	320,000	81,158
Kingsgate Consolidated NL (a)	78,274	53,906
Medusa Mining Ltd. (a)(d)	1,983,595	3,027,494
Newcrest Mining Ltd. (a)	6,538,058	59,264,429
Papillon Resources Ltd. (a)(d)	3,408,270	4,519,967
Perseus Mining Ltd.:
(Australia) (a)(d)	2,122,134	592,489
(Canada) (a)	1,300,000	383,658
Regis Resources Ltd.	2,525,393	3,654,650
Resolute Mng Ltd. (a)	2,390,161	1,323,520
Saracen Mineral Holdings Ltd. (a)	4,516,787	1,450,224
Silver Lake Resources Ltd. (a)	4,346,985	1,375,477
St Barbara Ltd. (a)(d)	2,683,377	349,620
Troy Resources NL (a)(d)	195,000	177,847
Troy Resources NL (a)(f)	734,826	650,588
		86,751,125
Bailiwick of Jersey - 7.1%
METALS & MINING - 7.1%
Gold - 7.1%
Centamin PLC (a)	1,848,700	1,885,614
Lydian International Ltd. (a)	2,325,200	1,972,871
Polyus Gold International Ltd. (d)	422,400	1,315,160
Polyus Gold International Ltd. sponsored GDR	2,766,731	8,466,197
Randgold Resources Ltd. sponsored ADR (d)	990,995	73,264,260
		86,904,102
Bermuda - 0.9%
METALS & MINING - 0.9%
Gold - 0.8%
Continental Gold Ltd. (a)	3,362,700	9,831,005
Steel - 0.1%
African Minerals Ltd. (a)(d)	310,700	555,949
TOTAL METALS & MINING		10,386,954
Canada - 57.2%
METALS & MINING - 57.2%
Diversified Metals & Mining - 0.2%
Ivanhoe Mines Ltd. (a)	77,400	97,794
Ivanhoe Mines Ltd. unit (f)(g)	837,300	1,059,030
NovaCopper, Inc. (a)(d)	488,333	473,683
Rio Alto Mining Ltd. (a)	361,500	616,780

	Shares	Value
Sabina Gold & Silver Corp. (a)(d)	980,000	$ 542,285
True Gold Mining, Inc. (a)	126,000	43,577
		2,833,149
Gold - 56.4%
Agnico Eagle Mines Ltd. (Canada) (d)	1,491,800	45,388,252
Alacer Gold Corp.	2,071,663	4,528,121
Alamos Gold, Inc.	1,098,600	9,047,771
Argonaut Gold, Inc. (a)	3,609,962	12,318,417
ATAC Resources Ltd. (a)	67,200	65,074
B2Gold Corp. (a)	14,869,358	36,066,044
Banro Corp. (a)(d)	1,832,582	743,647
Barrick Gold Corp. (d)	4,076,469	66,167,900
Belo Sun Mining Corp. (a)(d)	6,577,400	1,273,867
Centerra Gold, Inc.	1,381,900	5,875,273
Detour Gold Corp. (a)	1,817,200	17,412,808
Detour Gold Corp. (a)(f)	785,900	7,530,666
Eldorado Gold Corp.	8,841,708	50,719,749
Franco-Nevada Corp.	1,275,200	59,167,492
Gabriel Resources Ltd. (a)	1,020,600	790,652
Goldcorp, Inc.	4,630,700	108,987,797
Golden Queen Mining Co. Ltd. (a)	15,000	19,200
GoldQuest Mining Corp. (a)	2,318,500	609,400
Guyana Goldfields, Inc. (a)	2,913,700	5,025,010
Guyana Goldfields, Inc. (a)(f)	155,000	267,315
IAMGOLD Corp.	3,230,500	9,802,034
Kinross Gold Corp. (a)	5,745,891	21,620,617
Kinross Gold Corp. warrants 9/17/14 (a)	1,192,793	11,001
Kirkland Lake Gold, Inc. (a)(d)	431,000	1,061,302
Lake Shore Gold Corp. (a)(d)	2,806,600	1,993,067
Midas Gold Corp. (a)(d)	100,500	68,588
New Gold, Inc. (a)	7,240,175	38,794,998
NGEx Resources, Inc. (a)	65,000	119,893
Novagold Resources, Inc. (a)	2,028,700	6,061,964
OceanaGold Corp. (a)	2,842,300	6,710,586
Orezone Gold Corp. (a)	372,100	199,039
Osisko Mining Corp. (a)	778,931	5,797,264
Osisko Mining Corp. (a)(f)	3,000,000	22,327,769
Pilot Gold, Inc. (a)(d)	1,418,150	1,621,789
Premier Gold Mines Ltd. (a)(e)	10,042,722	18,153,403
Pretium Resources, Inc. (a)(d)	914,538	5,853,448
Pretium Resources, Inc. (a)(f)	225,000	1,440,100
Pretium Resources, Inc. (a)(h)	225,000	1,440,100
Primero Mining Corp. (a)	1,057,700	6,711,220
Probe Mines Ltd. (a)	40,000	97,759
Richmont Mines, Inc. (a)	240,900	282,157
Romarco Minerals, Inc. (a)	14,008,600	10,077,200
Romarco Minerals, Inc. (a)(f)	5,900,000	4,244,213
Roxgold, Inc. (a)	100,000	67,325
Rubicon Minerals Corp. (a)	5,291,402	5,026,417
Sandstorm Gold Ltd. (a)	124,500	655,626
Seabridge Gold, Inc. (a)(d)	601,905	4,213,335
SEMAFO, Inc.	2,583,500	8,506,036
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Gold - continued
Sulliden Gold Corp. Ltd. (a)	4,153,400	$ 3,830,490
Teranga Gold Corp. (a)	85,000	47,819
Teranga Gold Corp. CDI unit (a)	3,338,072	1,848,413
Timmins Gold Corp. (a)	122,600	156,034
Torex Gold Resources, Inc. (a)	15,984,400	17,984,846
Yamana Gold, Inc.	6,249,300	46,626,245
		685,456,552
Precious Metals & Minerals - 0.5%
Chesapeake Gold Corp. (a)	12,000	28,221
Dalradian Resources, Inc. (a)(d)	56,000	43,899
Gold Standard Ventures Corp. (a)	425,400	286,399
Tahoe Resources, Inc. (a)	299,800	6,218,299
		6,576,818
Silver - 0.1%
MAG Silver Corp. (a)	196,000	1,381,020
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	26
		1,381,046
TOTAL METALS & MINING		696,247,565
Cayman Islands - 0.5%
METALS & MINING - 0.5%
Gold - 0.5%
Endeavour Mining Corp. (a)	8,067,400	5,431,340
Peru - 0.5%
METALS & MINING - 0.5%
Gold - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	589,700	6,303,893
South Africa - 7.3%
METALS & MINING - 7.3%
Gold - 7.3%
AngloGold Ashanti Ltd.	22,700	357,298
AngloGold Ashanti Ltd. sponsored ADR	3,154,208	49,804,944
Gold Fields Ltd. sponsored ADR	5,334,226	18,883,160
Harmony Gold Mining Co. Ltd. (a)	1,484,000	3,960,188
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	1,907,000	5,053,550
Sibanye Gold Ltd. ADR (d)	1,121,106	11,009,261
		89,068,401
United Kingdom - 0.1%
METALS & MINING - 0.1%
Steel - 0.1%
London Mining PLC (a)	890,000	581,809

	Shares	Value
United States of America - 6.1%
METALS & MINING - 6.0%
Gold - 6.0%
Allied Nevada Gold Corp. (a)(d)	242,100	$ 668,196
Allied Nevada Gold Corp. (Canada) (a)	30,000	82,800
Gold Resource Corp. (d)	100,000	438,000
McEwen Mining, Inc. (a)(d)	679,110	1,473,669
Newmont Mining Corp.	1,444,600	33,066,894
Royal Gold, Inc.	589,813	36,993,071
		72,722,630
OIL, GAS & CONSUMABLE FUELS - 0.1%
Coal & Consumable Fuels - 0.1%
Peabody Energy Corp.	73,200	1,182,912
TOTAL UNITED STATES OF AMERICA		73,905,542
TOTAL COMMON STOCKS (Cost $1,431,268,405)		1,055,580,731
Commodities - 13.2%
	Troy Ounces
Gold Bullion (a)	72,510	90,696,233
Silver Bullion (a)	3,737,000	70,338,935
TOTAL COMMODITIES (Cost $174,657,791)		161,035,168
Money Market Funds - 7.9%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	395	395
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	96,388,141	96,388,141
TOTAL MONEY MARKET FUNDS (Cost $96,388,536)		96,388,536
TOTAL INVESTMENT PORTFOLIO - 107.9% (Cost $1,702,314,732)		1,313,004,435
NET OTHER ASSETS (LIABILITIES) - (7.9)%		(96,406,377)
NET ASSETS - 100%		$ 1,216,598,058
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,519,681 or 3.1% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,440,100 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pretium Resources, Inc.	3/31/11	$ 2,172,293
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,126
Fidelity Securities Lending Cash Central Fund	183,017
Total	$ 185,143
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 225,764,683	$ 29,103,638	$ 78,976,878	$ -	$ 160,909,980
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Premier Gold Mines Ltd.	$ 20,772,705	$ 455,017	$ -	$ -	$ 18,153,403
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,055,580,731	$ 1,045,684,222	$ 5,376,542	$ 4,519,967
Commodities	161,035,168	161,035,168	-	-
Money Market Funds	96,388,536	96,388,536	-	-
Total Investments in Securities:	$ 1,313,004,435	$ 1,303,107,926	$ 5,376,542	$ 4,519,967
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes on an unconsolidated basis was $1,830,487,818. Net unrealized depreciation aggregated $517,608,572, of which $136,269,016 related to appreciated investment securities and $653,877,588 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of May 31, 2014, the Fund held an investment of $160,909,980 in the Subsidiary, representing 13.2% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer Staples Portfolio

May 31, 2014

1.802172.110

FOO-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
BEVERAGES - 24.8%
Brewers - 3.3%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	264,272	$ 3,307,495
Anheuser-Busch InBev SA NV	259,590	28,504,642
SABMiller PLC	867,684	48,155,579
		79,967,716
Distillers & Vintners - 5.6%
Diageo PLC sponsored ADR (d)	334,126	43,032,088
Pernod Ricard SA	398,701	48,886,860
Remy Cointreau SA (d)	443,483	41,108,302
		133,027,250
Soft Drinks - 15.9%
Coca-Cola Bottling Co. Consolidated	64,039	4,819,575
Coca-Cola Central Japan Co. Ltd.	54,000	1,281,190
Coca-Cola FEMSA S.A.B. de CV sponsored ADR (d)	47,229	5,446,921
Coca-Cola Icecek Sanayi A/S	368,162	9,768,387
Embotelladora Andina SA:
ADR	276,912	5,496,703
sponsored ADR (d)	187,000	4,718,010
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	56,787	5,395,333
Monster Beverage Corp. (a)	300,500	20,848,690
PepsiCo, Inc.	718,023	63,422,972
The Coca-Cola Co.	6,261,418	256,154,610
		377,352,391
TOTAL BEVERAGES		590,347,357
FOOD & STAPLES RETAILING - 21.5%
Drug Retail - 7.9%
Clicks Group Ltd.	502,021	3,014,436
CVS Caremark Corp.	2,296,376	179,852,168
Drogasil SA	625,000	5,300,629
		188,167,233
Food Distributors - 0.4%
Chefs' Warehouse Holdings (a)	329,409	6,087,478
United Natural Foods, Inc. (a)	39,981	2,695,119
		8,782,597
Food Retail - 7.7%
Fresh Market, Inc. (a)(d)	265,546	8,138,985
Kroger Co.	2,412,118	115,154,513
Magnit OJSC GDR (Reg. S)	97,600	5,680,320
Sprouts Farmers Market LLC (d)	196,800	5,333,280
Whole Foods Market, Inc.	1,281,500	49,004,560
		183,311,658

	Shares	Value
Hypermarkets & Super Centers - 5.5%
Costco Wholesale Corp.	195,950	$ 22,734,119
Wal-Mart Stores, Inc.	1,397,956	107,321,082
		130,055,201
TOTAL FOOD & STAPLES RETAILING		510,316,689
FOOD PRODUCTS - 14.8%
Agricultural Products - 4.9%
Archer Daniels Midland Co.	1,056,616	47,484,323
Bunge Ltd.	796,313	61,881,483
SLC Agricola SA	651,200	5,537,366
		114,903,172
Packaged Foods & Meats - 9.9%
Annie's, Inc. (a)	198,013	6,478,985
Keurig Green Mountain, Inc. (d)	482,461	54,411,952
Lindt & Spruengli AG	98	5,827,471
Mead Johnson Nutrition Co. Class A	1,089,716	97,496,891
Nestle SA	381,214	29,929,893
Orion Corp.	6,025	4,952,460
The Hain Celestial Group, Inc. (a)	119,439	10,835,506
Ulker Biskuvi Sanayi A/S	709,525	5,987,695
Unilever NV (NY Reg.) (d)	406,398	17,641,737
Want Want China Holdings Ltd.	1,511,000	2,108,748
		235,671,338
TOTAL FOOD PRODUCTS		350,574,510
HOTELS, RESTAURANTS & LEISURE - 0.5%
Restaurants - 0.5%
ARAMARK Holdings Corp.	457,029	12,056,425
HOUSEHOLD DURABLES - 0.4%
Household Appliances - 0.2%
SodaStream International Ltd. (a)(d)	113,615	4,243,520
Housewares & Specialties - 0.2%
Tupperware Brands Corp.	65,400	5,475,288
TOTAL HOUSEHOLD DURABLES		9,718,808
HOUSEHOLD PRODUCTS - 12.3%
Household Products - 12.3%
Colgate-Palmolive Co.	772,975	52,871,490
Procter & Gamble Co.	2,890,565	233,528,746
Svenska Cellulosa AB (SCA) (B Shares)	200,300	5,573,201
		291,973,437
PERSONAL PRODUCTS - 1.7%
Personal Products - 1.7%
Herbalife Ltd.	97,990	6,352,692
L'Oreal SA	95,000	16,575,904
Nu Skin Enterprises, Inc. Class A	237,867	17,564,099
		40,492,695
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - 0.5%
Pharmaceuticals - 0.5%
Perrigo Co. PLC	86,306	$ 11,927,489
TOBACCO - 21.0%
Tobacco - 21.0%
Altria Group, Inc.	2,755,145	114,503,826
British American Tobacco PLC sponsored ADR (d)	2,291,645	277,884,875
Imperial Tobacco Group PLC	260,697	11,763,510
ITC Ltd.	1,720,070	9,930,466
Japan Tobacco, Inc.	209,400	7,112,991
Lorillard, Inc.	311,561	19,369,747
Philip Morris International, Inc.	535,858	47,444,867
Souza Cruz SA	1,119,300	11,466,292
		499,476,574
TOTAL COMMON STOCKS (Cost $1,598,280,541)		2,316,883,984
Nonconvertible Preferred Stocks - 0.3%

BEVERAGES - 0.3%
Brewers - 0.3%
Ambev SA sponsored ADR (Cost $3,224,072)	1,129,610	7,952,454
Money Market Funds - 4.6%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	56,652,032	$ 56,652,032
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	51,973,558	51,973,558
TOTAL MONEY MARKET FUNDS (Cost $108,625,590)		108,625,590
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $1,710,130,203)		2,433,462,028
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(56,210,867)
NET ASSETS - 100%		$ 2,377,251,161
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,522
Fidelity Securities Lending Cash Central Fund	113,234
Total	$ 127,756
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,316,883,984	$ 2,250,055,268	$ 66,828,716	$ -
Nonconvertible Preferred Stocks	7,952,454	7,952,454	-	-
Money Market Funds	108,625,590	108,625,590	-	-
Total Investments in Securities:	$ 2,433,462,028	$ 2,366,633,312	$ 66,828,716	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $1,713,143,948. Net unrealized appreciation aggregated $720,318,080, of which $736,345,834 related to appreciated investment securities and $16,027,754 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	July 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2014